UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03015

Ohio National Fund, Inc.

(Exact name of registrant as specified in charter)

One Financial Way, Cincinnati, Ohio 45242

(Address of principal executive offices) (Zip code)

CT Corporation
300 E. Lombard St., Suite 1400
Baltimore, MD 21202

(Name and address of agent for service)

513-794-6971

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2009

Item 1. Schedules of Investments.

Ohio National Fund, Inc.
Equity Portfolio

Schedule of Investments	September 30, 2009 (Unaudited)

Common Stocks - 99.4%	Shares	Value
CONSUMER DISCRETIONARY - 14.4%
Hotels, Restaurants & Leisure - 0.1%
Yum! Brands, Inc. (a)	4,900	$165,424
Internet & Catalog Retail - 3.1%
Amazon.com, Inc. (a)	75,050	7,006,668
Leisure Equipment & Products - 1.9%
Eastman Kodak Co.	886,090	4,235,510
Media - 3.9%
DIRECTV Group, Inc. / The (a)	4,800	132,384
Time Warner Cable, Inc.	56,210	2,422,089
Time Warner, Inc.	223,500	6,432,330
		8,986,803
Multiline Retail - 5.4%
J.C. Penney Co., Inc.	142,900	4,822,875
Sears Holdings Corp. (a)	115,900	7,569,429
		12,392,304
TOTAL CONSUMER DISCRETIONARY		32,786,709

CONSUMER STAPLES - 1.7%
Beverages - 0.5%
PepsiCo, Inc.	19,400	1,138,004
Food & Staples Retailing - 0.1%
Safeway, Inc. (a)	4,900	96,628
Personal Products - 1.1%
Avon Products, Inc.	75,900	2,577,564
TOTAL CONSUMER STAPLES		3,812,196

ENERGY - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Chesapeake Energy Corp.	52,300	1,485,320
ConocoPhillips	43,000	1,941,880
TOTAL ENERGY		3,427,200

FINANCIALS - 27.4%
Capital Markets - 6.3%
Goldman Sachs Group, Inc. / The	34,700	6,396,945
State Street Corp.	151,600	7,974,160
		14,371,105
Commercial Banks - 2.3%
Wells Fargo & Co.	182,000	5,128,760
Consumer Finance - 4.2%
American Express Co.	79,100	2,681,490
Capital One Financial Corp.	192,100	6,863,733
		9,545,223
Diversified Financial Services - 8.0%
Bank of America Corp.	307,100	5,196,132
CME Group, Inc.	7,500	2,311,425
JPMorgan Chase & Co.	129,600	5,679,072
NYSE Euronext	174,500	5,041,305
		18,227,934
Insurance - 6.6%
Aflac, Inc.	204,000	8,718,960
Allstate Corp. / The	95,300	2,918,086
Prudential Financial, Inc.	67,900	3,388,889
		15,025,935
TOTAL FINANCIALS		62,298,957

HEALTH CARE - 11.7%
Biotechnology - 2.6%
Amgen, Inc. (a)	92,300	5,559,229
Genzyme Corp. (a)	4,900	277,977
		5,837,206
Health Care Equipment & Supplies - 0.8%
Medtronic, Inc.	47,400	1,744,320
Health Care Providers & Services - 7.6%
Aetna, Inc.	331,200	9,217,296
UnitedHealth Group, Inc.	317,400	7,947,696
		17,164,992
Pharmaceuticals - 0.8%
Merck & Co., Inc.	60,100	1,900,963
TOTAL HEALTH CARE		26,647,481

INDUSTRIALS - 2.8%
Aerospace & Defense - 0.6%
Boeing Co. / The	26,100	1,413,315
Industrial Conglomerates - 1.7%
3M Co.	23,000	1,697,400
General Electric Co.	125,600	2,062,352
		3,759,752
Machinery - 0.5%
Deere & Co.	28,600	1,227,512
TOTAL INDUSTRIALS		6,400,579

INFORMATION TECHNOLOGY - 28.4%
Communications Equipment - 3.6%
Cisco Systems, Inc. (a)	342,400	8,060,096
QUALCOMM, Inc. (a)	4,900	220,402
		8,280,498
Computers & Peripherals - 7.6%
EMC Corp. (a)	146,900	2,503,176
Hewlett-Packard Co.	171,500	8,096,515
International Business Machines Corp.	54,900	6,566,589
		17,166,280
Internet Software & Services - 8.8%
eBay, Inc. (a)	391,900	9,252,759
Google, Inc. Class A (a)	10,150	5,032,878
Yahoo!, Inc. (a)	326,900	5,822,089
		20,107,726
Semiconductors & Semiconductor Equipment - 2.7%
Texas Instruments, Inc.	261,700	6,199,673
Software - 5.7%
CA, Inc.	354,800	7,802,052
Electronic Arts, Inc. (a)	163,300	3,110,865
Microsoft Corp.	75,900	1,965,051
		12,877,968
TOTAL INFORMATION TECHNOLOGY		64,632,145

MATERIALS - 1.1%
Metals & Mining - 1.1%
Nucor Corp.	52,600	2,472,726
TOTAL MATERIALS		2,472,726

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	63,000	1,701,630
TOTAL TELECOMMUNICATION SERVICES		1,701,630

UTILITIES - 9.6%
Electric Utilities - 0.1%
Exelon Corp.	6,600	327,492
Independent Power Producers & Energy Traders - 9.5%
AES Corp. / The (a)	1,452,400	21,524,568
TOTAL UTILITIES		21,852,060

Total Common Stocks (Cost $223,018,093)		$226,031,683

Repurchase Agreements - 1.8%	Face Amount	Value
Goldman Sachs 0.040% 10/01/2009	$4,024,178	$4,024,178
Agreement date: 09/30/2009
Repurchase price $4,024,178
Collateralized by:
Federal Home Loan Mortgage Corp.
#31398AZH8 1.250%, 09/28/2011
Fair Value: $4,109,154
Total Repurchase Agreements (Cost $4,024,178)		$4,024,178

Total Investments - 101.2% (Cost $227,042,271) (b)		$230,055,861
Liabilities in Excess of Other Assets - (1.2)%		(2,820,206)
Net Assets - 100.0%		$227,235,655

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.

The accompanying notes are an integral part of these schedules of investments.

Ohio National Fund, Inc.
Money Market Portfolio

Schedule of Investments	September 30, 2009 (Unaudited)

Short-Term Notes - 63.8%	Face Amount	Amortized Cost
CONSUMER STAPLES - 16.8%
Beverages - 4.0%
Coca-Cola Co. / The
0.170%, 11/05/2009 (a)	$10,000,000	$9,998,347
0.150%, 11/09/2009 (a)	3,000,000	2,999,512
0.200%, 12/07/2009 (a)	2,000,000	1,999,256
		14,997,115
Food & Staples Retailing - 4.5%
Wal-Mart Stores, Inc.
0.140%, 10/01/2009 (a)	15,000,000	15,000,000
0.060%, 10/06/2009 (a)	2,000,000	1,999,983
		16,999,983
Food Products - 4.0%
Nestle Capital Corp.
0.090%, 10/01/2009 (a)	10,000,000	10,000,000
0.030%, 10/06/2009 (a)	5,000,000	4,999,979
		14,999,979
Household Products - 4.3%
Procter & Gamble Co. / The
0.120%, 10/05/2009 (a)	6,000,000	5,999,920
0.080%, 10/07/2009 (a)	10,000,000	9,999,867
		15,999,787
TOTAL CONSUMER STAPLES		62,996,864

ENERGY - 4.0%
Oil, Gas & Consumable Fuels - 4.0%
Chevron Funding Corp.
0.140%, 10/02/2009	15,000,000	14,999,942
TOTAL ENERGY		14,999,942

FINANCIALS - 29.1%
Consumer Finance - 16.6%
American Express Credit Corp.
0.030%, 10/01/2009	3,000,000	3,000,000
0.100%, 10/06/2009	15,000,000	14,999,791
American Honda Finance Corp.
0.170%, 10/05/2009	5,000,000	4,999,905
0.200%, 11/03/2009	4,000,000	3,999,267
0.200%, 12/11/2009	5,000,000	4,998,028
John Deere Capital Corp.
0.070%, 10/01/2009 (a)	15,000,000	15,000,000
Toyota Motor Credit Corp.
0.130%, 10/08/2009	15,000,000	14,999,621
		61,996,612
Diversified Financial Services - 12.5%
General Electric Capital Corp.
0.030%, 10/07/2009	2,000,000	1,999,990
0.150%, 10/13/2009	15,000,000	14,999,250
HSBC Finance Corp.
0.030%, 10/01/2009	15,000,000	15,000,000
Societe Generale
0.170%, 10/06/2009	15,000,000	14,999,646
		46,998,886
TOTAL FINANCIALS		108,995,498

HEALTH CARE - 9.9%
Pharmaceuticals - 9.9%
Abbott Laboratories
0.120%, 10/14/2009 (a)	10,000,000	9,999,567
0.120%, 10/23/2009 (a)	5,000,000	4,999,633
Johnson & Johnson
0.070%, 10/09/2009 (a)	2,000,000	1,999,969
0.100%, 10/19/2009 (a)	10,000,000	9,999,500
Pfizer, Inc.
0.150%, 10/27/2009 (a)	5,000,000	4,999,458
0.140%, 10/29/2009 (a)	5,000,000	4,999,456
		36,997,583
TOTAL HEALTH CARE		36,997,583

MATERIALS - 4.0%
Chemicals - 4.0%
DuPont E.I. De Nemours & Co.
0.170%, 10/21/2009 (a)	2,500,000	2,499,764
0.170%, 10/22/2009 (a)	2,500,000	2,499,752
0.170%, 10/29/2009 (a)	10,000,000	9,998,678
TOTAL MATERIALS		14,998,194

Total Short-Term Notes (Cost $238,988,081)		$238,988,081

Money Market Funds - 12.0%	Shares	Value
Federated Prime Cash Obligations Fund
Institutional Class	15,000,000	$15,000,000
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I	15,000,000	15,000,000
Fidelity Institutional Money Market Funds
Prime Money Market Portfolio - Class I	15,000,000	15,000,000
Total Money Market Funds (Cost $45,000,000)		$45,000,000

U.S. Treasury Obligations - 6.7%	Face Amount	Amortized Cost
U.S. Treasury Bill
0.045%, 10/22/2009	$25,000,000	$24,999,344
Total U.S. Treasury Obligations (Cost $24,999,344)		$24,999,344

Short-Term Agency Obligations - 4.0%	Face Amount	Amortized Cost
Federal Home Loan Bank
0.050%, 10/23/2009	$15,000,000	$14,999,541
Total Short-Term Agency Obligations (Cost $14,999,541)		$14,999,541

Repurchase Agreements - 4.8%	Face Amount	Amortized Cost
U.S. Bank	$18,000,000	$18,000,000
0.010% 10/01/2009
Agreement date: 09/30/2009
Repurchase price $18,000,005
Collateralized by:
Various Agency Mortgage-Backed Securities
4.00% to 5.00%, Due 07/01/2018 through 02/01/2033
Fair Value: $18,305,166
Total Repurchase Agreements (Cost $18,000,000)		$18,000,000

Total Investments - 91.3% (Cost $341,986,966) (b)		$341,986,966
Other Assets in Excess of Liabilities - 8.7%		32,512,289
Net Assets - 100.0%		$374,499,255

Percentages are stated as a percent of net assets.
Footnotes:
(a) Security exempt from registration under Section 4 (2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30,
2009, the value of these securities totaled $129,992,641 or 34.7% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(b) Represents cost for Federal income tax and financial reporting purposes. See also Note 2 regarding the use of amortized cost for valuation of investments within this Portfolio.

The accompanying notes are an integral part of these schedules of investments.

Ohio National Fund, Inc.
Bond Portfolio

Schedule of Investments	September 30, 2009 (Unaudited)

Corporate Bonds - 85.8%	Face Amount	Value
CONSUMER DISCRETIONARY - 7.3%
Auto Components - 1.0%
Johnson Controls, Inc.
5.250%, 01/15/2011	$1,250,000	$1,298,230
Household Durables - 1.1%
Mohawk Industries, Inc.
5.750%, 01/15/2011	1,000,000	1,029,764
Newell Rubbermaid, Inc.
6.250%, 04/15/2018	500,000	480,048
		1,509,812
Media - 3.7%
Comcast Corp.
5.875%, 02/15/2018	750,000	800,469
Cox Communications, Inc.
6.750%, 03/15/2011	1,000,000	1,059,378
Time Warner Cable, Inc.
5.850%, 05/01/2017	1,000,000	1,055,960
Time Warner, Inc.
6.875%, 05/01/2012	1,000,000	1,101,470
Viacom, Inc.
4.375%, 09/15/2014	1,000,000	1,022,282
		5,039,559
Multiline Retail - 0.7%
Macy's Retail Holdings, Inc.
5.900%, 12/01/2016	1,000,000	921,192
Specialty Retail - 0.8%
Home Depot, Inc. / The
5.250%, 12/16/2013	1,000,000	1,066,702
TOTAL CONSUMER DISCRETIONARY		9,835,495

CONSUMER STAPLES - 8.2%
Beverages - 0.8%
Anheuser-Busch Cos., Inc.
5.500%, 01/15/2018	750,000	768,208
Coca Cola Co. / The
4.875%, 03/15/2019	250,000	264,337
		1,032,545
Food & Staples Retailing - 3.3%
CVS Caremark Corp.
5.750%, 06/01/2017	1,000,000	1,072,169
Kroger Co. / The
6.400%, 08/15/2017	1,500,000	1,662,272
Safeway, Inc.
6.350%, 08/15/2017	1,500,000	1,667,727
		4,402,168
Food Products - 3.1%
Bunge N.A. Finance LP
5.900%, 04/01/2017	1,500,000	1,485,207
Kraft Foods, Inc.
6.125%, 02/01/2018	1,500,000	1,592,116
Tyson Foods, Inc.
7.850%, 04/01/2016 (b)	1,000,000	1,025,000
		4,102,323
Household Products - 1.0%
Kimberly-Clark Corp.
6.125%, 08/01/2017	1,000,000	1,140,563
Procter & Gamble Co. / The
4.700%, 02/15/2019	250,000	261,775
		1,402,338
TOTAL CONSUMER STAPLES		10,939,374

ENERGY - 7.3%
Energy Equipment & Services - 1.2%
Weatherford International Ltd.
6.000%, 03/15/2018	1,500,000	1,556,727
Oil, Gas & Consumable Fuels - 6.1%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	1,500,000	1,591,600
Atlantic Richfield Co.
8.550%, 03/01/2012	200,000	230,789
Cenovus Energy, Inc.
5.700%, 10/15/2019 (a)	1,000,000	1,027,341
Devon OEI Operating, Inc.
7.250%, 10/01/2011	1,000,000	1,090,673
Energy Transfer Partners LP
5.650%, 08/01/2012	1,000,000	1,055,218
Magellan Midstream Partners LP
6.550%, 07/15/2019	500,000	556,629
Marathon Oil Corp.
6.125%, 03/15/2012	750,000	811,931
Valero Energy Corp.
6.875%, 04/15/2012	750,000	807,636
XTO Energy, Inc.
4.900%, 02/01/2014	1,000,000	1,038,362
		8,210,179
TOTAL ENERGY		9,766,906

FINANCIALS - 29.2%
Capital Markets - 5.6%
Goldman Sachs Group, Inc. / The
6.150%, 04/01/2018	1,250,000	1,317,066
Invesco Ltd.
4.500%, 12/15/2009	1,500,000	1,505,115
Janus Capital Group, Inc.
6.700%, 06/15/2017	1,500,000	1,429,455
Jefferies Group, Inc.
5.875%, 06/08/2014	1,500,000	1,523,279
Morgan Stanley
4.750%, 04/01/2014	1,750,000	1,738,821
		7,513,736
Commercial Banks - 6.4%
BB&T Corp.
5.200%, 12/23/2015	1,000,000	1,032,837
Comerica Bank
5.750%, 11/21/2016	1,500,000	1,358,962
Deutsche Bank Capital Funding Trust VII
5.628%, Perpetual (a) (c)	1,500,000	1,117,500
Fifth Third Bancorp
4.500%, 06/01/2018	1,750,000	1,348,210
PNC Funding Corp.
5.250%, 11/15/2015	1,500,000	1,539,716
SunTrust Bank
5.000%, 09/01/2015	1,500,000	1,462,907
Wells Fargo & Co.
5.625%, 12/11/2017	750,000	789,085
		8,649,217
Consumer Finance - 2.1%
American Express Co.
7.000%, 03/19/2018	1,250,000	1,377,316
Capital One Bank USA NA
5.125%, 02/15/2014	750,000	780,934
Discover Financial Services
6.450%, 06/12/2017	750,000	672,522
		2,830,772
Diversified Financial Services - 3.6%
Bank of America Corp.
5.650%, 05/01/2018	1,000,000	989,046
Citigroup, Inc.
6.125%, 05/15/2018	1,250,000	1,232,834
General Electric Capital Corp.
5.625%, 05/01/2018	1,000,000	996,876
JPMorgan Chase & Co.
5.150%, 10/01/2015	1,500,000	1,558,209
		4,776,965
Insurance - 7.1%
Assurant, Inc.
5.625%, 02/15/2014	1,500,000	1,545,097
Axis Capital Holdings Ltd.
5.750%, 12/01/2014	1,000,000	1,013,468
Hartford Financial Services Group, Inc.
5.375%, 03/15/2017	1,500,000	1,375,365
Liberty Mutual Group, Inc.
5.750%, 03/15/2014 (a)	1,000,000	942,189
Lincoln National Corp.
8.750%, 07/01/2019	750,000	868,893
Loews Corp.
5.250%, 03/15/2016	750,000	760,611
Metropolitan Life Global Funding
2.875%, 09/17/2012 (a)	1,000,000	996,542
Prudential Financial, Inc.
6.100%, 06/15/2017	1,500,000	1,508,907
StanCorp Financial Group, Inc.
6.875%, 10/01/2012	500,000	517,180
		9,528,252
Real Estate Investment Trusts - 4.4%
Developers Diversified Realty Corp.
5.375%, 10/15/2012	13,000	12,195
Equity One, Inc.
6.250%, 01/15/2017	1,250,000	1,143,096
HCP, Inc.
4.875%, 09/15/2010	1,500,000	1,508,693
Mack-Cali Realty LP
4.600%, 06/15/2013	1,000,000	966,862
Potlatch Corp.
12.500%, 12/01/2009 (b)	1,000,000	1,006,445
Simon Property Group LP
4.875%, 08/15/2010	1,250,000	1,280,090
		5,917,381
TOTAL FINANCIALS		39,216,323

HEALTH CARE - 2.4%
Health Care Equipment & Supplies - 0.4%
Becton Dickinson & Co.
5.000%, 05/15/2019	500,000	529,112
Health Care Providers & Services - 1.2%
UnitedHealth Group, Inc.
6.000%, 02/15/2018	1,500,000	1,578,861
Pharmaceuticals - 0.8%
Merck & Co., Inc.
5.000%, 06/30/2019	1,000,000	1,068,903
TOTAL HEALTH CARE		3,176,876

INDUSTRIALS - 6.4%
Building Products - 0.7%
Owens Corning, Inc.
6.500%, 12/01/2016	1,000,000	977,064
Commercial Services & Supplies - 1.2%
Waste Management, Inc.
6.100%, 03/15/2018	1,500,000	1,598,121
Machinery - 2.2%
BAE System Holdings, Inc.
6.375%, 06/01/2019 (a)	750,000	829,070
Caterpillar, Inc.
5.700%, 08/15/2016	1,000,000	1,071,173
Timken Co.
5.750%, 02/15/2010	1,000,000	1,011,726
		2,911,969
Road & Rail - 2.3%
CSX Corp.
5.600%, 05/01/2017	1,500,000	1,575,196
Ryder System, Inc.
4.625%, 04/01/2010	506,000	510,214
Union Pacific Corp.
3.625%, 06/01/2010	1,000,000	1,016,657
		3,102,067
TOTAL INDUSTRIALS		8,589,221

INFORMATION TECHNOLOGY - 1.2%
IT Services - 1.2%
Computer Sciences Corp.
6.500%, 03/15/2018	1,500,000	1,655,021
TOTAL INFORMATION TECHNOLOGY		1,655,021

MATERIALS - 2.4%
Chemicals - 0.9%
Monsanto Co.
7.375%, 08/15/2012	1,000,000	1,149,015
Metals & Mining - 1.5%
Questar Market Resources, Inc.
6.800%, 03/01/2020	1,000,000	1,031,119
Teck Resources Ltd.
7.000%, 09/15/2012	1,000,000	1,032,500
		2,063,619
TOTAL MATERIALS		3,212,634

TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 2.6%
AT&T Corp.
7.300%, 11/15/2011	500,000	554,113
Embarq Corp.
6.738%, 06/01/2013	1,000,000	1,085,283
Telecom Italia Capital SA
5.250%, 10/01/2015	750,000	777,447
Verizon Communications, Inc.
5.350%, 02/15/2011	1,000,000	1,052,565
		3,469,408
Wireless Telecommunication Services - 2.2%
America Movil S.A.B. de C.V.
5.750%, 01/15/2015	1,000,000	1,058,268
New Cingular Wireless Services, Inc.
7.875%, 03/01/2011	750,000	814,200
Rogers Communications, Inc.
5.500%, 03/15/2014	1,000,000	1,071,641
		2,944,109
TOTAL TELECOMMUNICATION SERVICES		6,413,517

UTILITIES - 16.6%
Electric Utilities - 10.7%
Appalachian Power Co.
5.550%, 04/01/2011	1,000,000	1,045,275
Commonwealth Edison Co.
5.950%, 08/15/2016	1,500,000	1,637,799
Entergy Mississippi, Inc.
5.920%, 02/01/2016	1,000,000	1,018,528
IPALCO Enterprises, Inc.
8.625%, 11/14/2011	1,000,000	1,030,000
Kansas City Power & Light Co.
5.850%, 06/15/2017	1,500,000	1,586,962
Metropolitan Edison Co.
4.875%, 04/01/2014	750,000	778,435
Pepco Holdings, Inc.
4.000%, 05/15/2010	750,000	758,205
Potomac Power Co.
6.500%, 11/15/2037	750,000	865,675
PSEG Power LLC
5.000%, 04/01/2014	750,000	782,258
Scottish Power Ltd.
4.910%, 03/15/2010	1,000,000	1,018,314
Tenaska Georgia Partners LP
9.500%, 02/01/2030	491,244	547,264
Union Electric Co.
6.400%, 06/15/2017	1,500,000	1,659,462
Virginia Electric & Power Co.
5.400%, 01/15/2016	1,500,000	1,599,690
		14,327,867
Gas Utilities - 2.5%
AGL Capital Corp.
5.250%, 08/15/2019	1,000,000	1,028,334
CenterPoint Energy Resources Corp.
5.950%, 01/15/2014	500,000	535,010
Southwest Gas Corp.
7.625%, 05/15/2012	1,000,000	1,085,061
Spectra Energy Capital LLC
5.500%, 03/01/2014	750,000	783,751
		3,432,156
Independent Power Producers & Energy Traders - 1.1%
Energy Future Competitive Holdings Co.
7.480%, 01/01/2017	568,301	350,792
TransAlta Corp.
6.750%, 07/15/2012	1,000,000	1,068,554
		1,419,346
Multi-Utilities - 2.3%
Alliant Energy Corp.
4.000%, 10/15/2014	1,000,000	996,510
Avista Corp.
5.950%, 06/01/2018	1,000,000	1,074,441
Consumers Energy Co.
6.000%, 02/15/2014	1,000,000	1,092,006
		3,162,957
TOTAL UTILITIES		22,342,326

Total Corporate Bonds (Cost $111,570,227)		$115,147,693

U.S. Treasury Obligations - 4.4%	Face Amount	Value
U.S. Treasury Bill
2.375%, 09/30/2014	$3,000,000	$3,008,679
U.S. Treasury Bill
3.125%, 05/15/2019	3,000,000	2,952,891
Total U.S. Treasury Obligations (Cost $5,870,343)		$5,961,570

Short-Term Notes - 3.7%	Face Amount	Value
American Express Co.
0.030%, 10/01/2009	$5,000,000	$5,000,000
Total Short-Term Notes (Cost $5,000,000)		$5,000,000

Money Market Funds - 2.4%	Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I	3,160,000	$3,160,000
Total Money Market Funds (Cost $3,160,000)		$3,160,000

Total Investments - 96.3% (Cost $125,600,570) (d)		$129,269,263
Other Assets in Excess of Liabilities - 3.7%		4,948,545
Net Assets - 100.0%		$134,217,808

Percentages are stated as a percent of net assets.
Footnotes:
(a) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2009, the value of these securities totaled $4,912,642 or 3.7% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(b) This security is a credit sensitive bond. The coupon rate is a variable rate subject to adjustment based on changes in either Moody's or S&P ratings.
(c) Fixed-to-floating rate, callable, perpetual life trust preferred security. Interest rates stated are those in effect at September 30, 2009.
(d) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedule of Investments.

The accompanying notes are an integral part of these schedule of investments.

Ohio National Fund, Inc.
Omni Portfolio

Schedule of Investments	September 30, 2009 (Unaudited)

Common Stocks - 65.6%	Shares	Value
CONSUMER DISCRETIONARY - 5.4%
Hotels, Restaurants & Leisure - 1.3%
Darden Restaurants, Inc.	7,500	$255,975
McDonald's Corp.	4,800	273,936
		529,911
Media - 1.2%
Walt Disney Co. / The	17,600	483,296
Multiline Retail - 1.0%
Target Corp.	8,700	406,116
Specialty Retail - 1.2%
AutoZone, Inc. (a)	1,900	277,818
Lowe's Companies, Inc.	11,100	232,434
		510,252
Textiles, Apparel & Luxury Goods - 0.7%
NIKE, Inc. Class B	4,200	271,740
TOTAL CONSUMER DISCRETIONARY		2,201,315

CONSUMER STAPLES - 6.8%
Beverages - 3.7%
Coca-Cola Co. / The	10,400	558,480
Molson Coors Brewing Co. Class B	8,400	408,912
PepsiCo, Inc.	9,600	563,136
		1,530,528
Food & Staples Retailing - 0.9%
Wal-Mart Stores, Inc.	7,800	382,902
Food Products - 0.9%
Ralcorp Holdings, Inc. (a)	6,300	368,361
Household Products - 1.3%
Procter & Gamble Co. / The	8,900	515,488
TOTAL CONSUMER STAPLES		2,797,279

ENERGY - 8.3%
Energy Equipment & Services - 1.3%
Transocean Ltd. (a)	6,300	538,839
Oil, Gas & Consumable Fuels - 7.0%
Anadarko Petroleum Corp.	9,000	564,570
Apache Corp.	2,300	211,209
Cameco Corp.	4,600	127,880
Chevron Corp.	7,100	500,053
Devon Energy Corp.	6,100	410,713
Exxon Mobil Corp.	7,500	514,575
Occidental Petroleum Corp.	6,700	525,280
		2,854,280
TOTAL ENERGY		3,393,119

FINANCIALS - 13.3%
Capital Markets - 2.6%
Goldman Sachs Group, Inc. / The	2,700	497,745
Morgan Stanley	18,800	580,544
		1,078,289
Commercial Banks - 1.3%
Wells Fargo & Co.	18,700	526,966
Consumer Finance - 1.3%
American Express Co.	15,700	532,230
Diversified Financial Services - 2.8%
Bank of America Corp.	28,200	477,144
JPMorgan Chase & Co.	15,300	670,446
		1,147,590
Insurance - 5.3%
Chubb Corp. / The	10,800	544,428
MetLife, Inc.	14,000	532,980
Prudential Financial, Inc.	11,000	549,010
Travelers Companies, Inc. / The	11,200	551,376
		2,177,794
TOTAL FINANCIALS		5,462,869

HEALTH CARE - 5.0%
Health Care Equipment & Supplies - 0.9%
Medtronic, Inc.	10,500	386,400
Health Care Providers & Services - 0.6%
UnitedHealth Group, Inc.	9,600	240,384
Life Sciences Tools & Services - 1.3%
Thermo Fisher Scientific, Inc. (a)	11,800	515,306
Pharmaceuticals - 2.2%
Johnson & Johnson	5,800	353,162
Pfizer, Inc.	32,900	544,495
		897,657
TOTAL HEALTH CARE		2,039,747

INDUSTRIALS - 4.9%
Aerospace & Defense - 0.5%
Lockheed Martin Corp.	2,500	195,200
Industrial Conglomerates - 3.4%
3M Co.	7,400	546,120
General Electric Co.	39,200	643,664
Tyco International Ltd.	6,300	217,224
		1,407,008
Machinery - 1.0%
Caterpillar, Inc.	8,200	420,906
TOTAL INDUSTRIALS		2,023,114

INFORMATION TECHNOLOGY - 16.9%
Communications Equipment - 2.1%
Cisco Systems, Inc. (a)	25,000	588,500
QUALCOMM, Inc.	6,100	274,378
		862,878
Computers & Peripherals - 4.5%
Apple, Inc. (a)	1,900	352,203
Dell, Inc. (a)	35,000	534,100
Hewlett-Packard Co.	9,200	434,332
International Business Machines Corp.	4,500	538,245
		1,858,880
Internet Software & Services - 2.5%
eBay, Inc. (a)	23,800	561,918
Google, Inc. Class A (a)	950	471,057
		1,032,975
IT Services - 1.3%
Accenture PLC	14,600	544,142
Semiconductors & Semiconductor Equipment - 3.9%
Applied Materials, Inc.	41,200	552,080
Intel Corp.	26,600	520,562
Maxim Integrated Products, Inc.	29,000	526,060
		1,598,702
Software - 2.6%
Microsoft Corp.	23,100	598,059
Oracle Corp.	22,100	460,564
		1,058,623
TOTAL INFORMATION TECHNOLOGY		6,956,200

MATERIALS - 4.3%
Chemicals - 2.0%
Air Products and Chemicals, Inc.	6,400	496,512
Celanese Corp. Class A	13,100	327,500
		824,012
Containers & Packaging - 1.1%
Ball Corp.	9,000	442,800
Metals & Mining - 1.2%
Freeport-McMoRan Copper & Gold, Inc.	7,300	500,853
TOTAL MATERIALS		1,767,665

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc.	9,200	278,484
TOTAL TELECOMMUNICATION SERVICES		278,484

Total Common Stocks (Cost $23,608,967)		$26,919,792

	Face
Corporate Bonds - 27.3%	Amount	Value
CONSUMER DISCRETIONARY - 1.4%
Automobiles - 0.3%
Daimler Finance North America LLC
6.500%, 11/15/2013	$100,000	$107,833
Media - 0.9%
Comcast Corp.
5.875%, 02/15/2018	150,000	160,094
Cox Communications, Inc.
6.750%, 03/15/2011	100,000	105,938
Walt Disney Co. / The
6.200%, 06/20/2014	100,000	113,877
		379,909
Multiline Retail - 0.2%
Macy's Retail Holdings, Inc.
5.900%, 12/01/2016	100,000	92,119
TOTAL CONSUMER DISCRETIONARY		579,861

CONSUMER STAPLES - 3.3%
Beverages - 0.6%
Anheuser-Busch Cos., Inc.
5.500%, 01/15/2018	150,000	153,642
Coca Cola Co. / The
4.875%, 03/15/2019	100,000	105,735
		259,377
Food & Staples Retailing - 1.2%
CVS Caremark Corp.
5.750%, 06/01/2017	150,000	160,825
Kroger Co. / The
6.400%, 08/15/2017	150,000	166,227
Safeway, Inc.
6.350%, 08/15/2017	150,000	166,773
		493,825
Food Products - 0.8%
Bunge N.A. Finance LP
5.900%, 04/01/2017	150,000	148,521
Kraft Foods, Inc.
6.500%, 08/11/2017	150,000	162,513
		311,034
Household Products - 0.7%
Kimberly-Clark Corp.
6.125%, 08/01/2017	150,000	171,084
Procter & Gamble Co. / The
4.700%, 02/15/2019	100,000	104,710
		275,794
TOTAL CONSUMER STAPLES		1,340,030

ENERGY - 3.0%
Energy Equipment & Services - 0.4%
Weatherford International Ltd.
6.000%, 03/15/2018	150,000	155,673
Oil, Gas & Consumable Fuels - 2.6%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	150,000	159,160
Boardwalk Pipelines LP
5.500%, 02/01/2017	250,000	245,498
Enterprise Products Operating LP
5.000%, 03/01/2015	150,000	154,782
Magellan Midstream Partners LP
6.400%, 07/15/2018	150,000	164,592
Valero Energy Corp.
4.750%, 06/15/2013	250,000	250,504
XTO Energy, Inc.
4.900%, 02/01/2014	100,000	103,836
		1,078,372
TOTAL ENERGY		1,234,045

FINANCIALS - 7.8%
Capital Markets - 1.9%
Goldman Sachs Group, Inc. / The
5.150%, 01/15/2014	100,000	105,094
Jefferies Group, Inc.
5.875%, 06/08/2014	150,000	152,328
Mellon Funding Corp.
5.500%, 11/15/2018	250,000	260,320
Morgan Stanley
4.750%, 04/01/2014	250,000	248,403
		766,145
Commercial Banks - 1.4%
BB&T Corp.
5.200%, 12/23/2015	100,000	103,284
Deutsche Bank Capital Funding Trust VII
5.628%, Perpetual (b) (c)	250,000	186,250
KeyBank NA
5.700%, 11/01/2017	150,000	128,716
PNC Funding Corp.
5.250%, 11/15/2015	150,000	153,972
		572,222
Consumer Finance - 0.6%
Capital One Bank USA NA
5.125%, 02/15/2014	100,000	104,125
Discover Financial Services
6.450%, 06/12/2017	150,000	134,504
		238,629
Diversified Financial Services - 1.9%
Bank of America Corp.
5.750%, 08/15/2016	150,000	147,873
Citigroup, Inc.
5.850%, 08/02/2016	150,000	146,862
General Electric Capital Corp.
5.000%, 01/08/2016	250,000	251,237
JPMorgan Chase & Co.
5.150%, 10/01/2015	250,000	259,702
		805,674
Insurance - 1.1%
Assurant, Inc.
5.625%, 02/15/2014	100,000	103,006
Liberty Mutual Group, Inc.
5.750%, 03/15/2014 (b)	250,000	235,547
MetLife, Inc.
5.375%, 12/15/2012	100,000	106,301
		444,854
Real Estate Investment Trusts - 0.9%
Duke Realty LP
4.625%, 05/15/2013	250,000	236,906
HCP, Inc.
6.000%, 01/30/2017	150,000	140,292
		377,198
TOTAL FINANCIALS		3,204,722

HEALTH CARE - 1.8%
Health Care Equipment & Supplies - 0.4%
Hospira, Inc.
6.050%, 03/30/2017	150,000	157,312
Health Care Providers & Services - 0.8%
UnitedHealth Group, Inc.
6.000%, 02/15/2018	150,000	157,886
WellPoint, Inc.
5.875%, 06/15/2017	150,000	158,568
		316,454
Pharmaceuticals - 0.6%
Abbott Laboratories
5.600%, 11/30/2017	150,000	165,615
Wyeth
6.950%, 03/15/2011	100,000	107,479
		273,094
TOTAL HEALTH CARE		746,860

INDUSTRIALS - 1.5%
Building Products - 0.4%
Owens Corning, Inc.
6.500%, 12/01/2016	150,000	146,560
Commercial Services & Supplies - 0.4%
Waste Management, Inc.
6.100%, 03/15/2018	150,000	159,812
Road & Rail - 0.7%
CSX Corp.
5.600%, 05/01/2017	150,000	157,519
ERAC USA Finance Co.
6.375%, 10/15/2017 (b)	150,000	150,827
		308,346
TOTAL INDUSTRIALS		614,718

INFORMATION TECHNOLOGY - 0.4%
IT Services - 0.4%
Computer Sciences Corp.
6.500%, 03/15/2018	150,000	165,502
TOTAL INFORMATION TECHNOLOGY		165,502

TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.8%
AT&T Corp.
7.300%, 11/15/2011	100,000	110,823
Embarq Corp.
6.738%, 06/01/2013	150,000	162,792
Telecom Italia Capital SA
5.250%, 10/01/2015	100,000	103,660
Telefonos de Mexico S.A.B. de C.V.
5.500%, 01/27/2015	100,000	104,931
Verizon Florida LLC
6.125%, 01/15/2013	250,000	267,777
		749,983
Wireless Telecommunication Services - 0.7%
America Movil S.A.B. de C.V.
5.750%, 01/15/2015	100,000	105,827
Rogers Communications, Inc.
5.500%, 03/15/2014	150,000	160,746
		266,573
TOTAL TELECOMMUNICATION SERVICES		1,016,556

UTILITIES - 5.6%
Electric Utilities - 4.3%
Commonwealth Edison Co.
5.950%, 08/15/2016	150,000	163,780
Duke Energy Carolinas LLC
6.050%, 04/15/2038	150,000	169,967
Kansas City Power & Light Co.
5.850%, 06/15/2017	150,000	158,696
Nevada Power Co.
5.950%, 03/15/2016	150,000	160,454
Pennsylvania Electric Co.
6.050%, 09/01/2017	150,000	160,841
Potomac Power Co.
6.500%, 11/15/2037	150,000	173,135
PSEG Power LLC
5.000%, 04/01/2014	250,000	260,752
Southern Power Co.
4.875%, 07/15/2015	250,000	259,277
Union Electric Co.
6.400%, 06/15/2017	150,000	165,946
Virginia Electric and Power Co.
4.750%, 03/01/2013	100,000	105,308
		1,778,156
Gas Utilities - 0.6%
Spectra Energy Capital LLC
5.500%, 03/01/2014	250,000	261,250
Multi-Utilities - 0.3%
Consumers Energy Co.
6.000%, 02/15/2014	100,000	109,201
Water Utilities - 0.4%
American Water Capital Corp.
6.085%, 10/15/2017	150,000	158,267
TOTAL UTILITIES		2,306,874

Total Corporate Bonds (Cost $10,827,304)		$11,209,168

Money Market Funds - 6.2%	Shares	Value
Federated Prime Cash Obligations Fund
Institutional Class	532,000	$532,000
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I	2,027,000	2,027,000
Total Money Market Funds (Cost $2,559,000)		$2,559,000

Total Investments - 99.1% (Cost $36,995,271) (d)		$40,687,960
Other Assets in Excess of Liabilities - 0.9%		367,002
Net Assets - 100.0%		$41,054,962

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Security exempt from registration under Section 4 (2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2009, the value of these securities totaled $572,624 or 1.4% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(c) Fixed-to-floating rate, callable, perpetual life trust preferred security. Interest rates stated are those in effect at
September 30, 2009.
(d) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to Schedule of Investments.

The accompanying notes are an integral part of these schedules of investments.

Ohio National Fund, Inc.
International Portfolio

Schedule of Investments	September 30, 2009 (Unaudited)

Common Stocks - 101.2%	Shares	Value
Brazil - 11.3%
Aracruz Celulose SA - ADR	19,700	$438,522
Banco Bradesco SA - ADR	92,700	1,843,803
Banco do Brasil SA	33,600	595,340
Brasil Telecom SA - ADR	41,200	1,084,384
Cia de Bebidas das Americas - ADR	17,000	1,398,420
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	17,600	667,568
Cia Energetica de Minas Gerais - ADR	73,800	1,121,760
Cia Siderurgica Nacional SA - ADR	43,800	1,340,280
Fertilizantes Fosfatados SA - Preference (a)	44,000	449,785
Itau Unibanco Banco Holding SA - ADR	51,508	1,037,886
Itau Unibanco Banco Holding SA - Preference	103,620	2,093,924
Lojas Renner SA	17,000	295,936
Petroleo Brasileiro SA - ADR Class A	117,100	4,603,201
Petroleo Brasileiro SA - ADR	14,100	647,190
Redecard SA	12,500	193,258
Souza Cruz SA	10,400	370,070
Tele Norte Leste Participacoes SA - ADR	19,800	372,042
Vale SA - ADR	39,000	902,070
Vale SA - ADR Class P	185,200	3,798,452
		23,253,891
South Korea - 11.1%
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (b)	14,500	210,846
Hanwha Chem Corp. (b)	29,000	313,544
Hanwha Corp. (b)	8,800	320,075
Hyundai Heavy Industries (b)	2,500	380,326
Hyundai Mipo Dockyard (b)	2,900	305,493
Hyundai Motor Co. (b)	12,400	1,170,526
Hyundai Securities Co. (b)	21,700	300,743
Hyundai Steel Co. (b)	5,800	373,112
KB Financial Group, Inc. (a) (b)	23,500	1,205,878
Korea Electric Power Corp. (a) (b)	11,600	353,146
KT Corp. - ADR	50,700	881,166
LG Corp. (b)	5,500	367,427
LG Display Co. Ltd. (b)	10,700	307,143
LG Electronics, Inc. (b)	15,600	1,656,381
LS Corp. (b)	6,200	540,219
POSCO - ADR	19,000	1,974,860
Samsung Electro-Mechanics Co. Ltd. (b)	16,100	1,383,246
Samsung Electronics Co. Ltd. (b)	7,400	5,108,883
Samsung Fire & Marine Insurance Co. Ltd. (b)	3,700	755,268
Samsung Heavy Industries Co. Ltd. (b)	29,500	638,341
Samsung SDI Co. Ltd. (b)	12,000	1,513,820
Shinhan Financial Group Co. Ltd. (a) (b)	18,900	753,245
SK Energy Co. Ltd. (b)	5,700	606,956
SK Holdings Co. Ltd. (b)	8,900	847,237
Woongjin Coway Co. Ltd. (b)	19,800	634,738
		22,902,619
Norway - 9.4%
DnB NOR ASA (a) (b)	177,800	2,070,205
Fred Olsen Energy ASA (b)	45,100	1,685,668
Norsk Hydro ASA (a) (b)	298,000	1,992,051
Orkla ASA (b)	161,200	1,520,976
Pronova BioPharma AS (a) (b)	101,100	306,456
StatoilHydro ASA (b)	201,600	4,551,515
Tandberg ASA (b)	43,500	1,044,717
Telenor ASA (a) (b)	223,600	2,594,520
TGS Nopec Geophysical Co. ASA (a) (b)	85,400	1,283,325
Yara International ASA (b)	75,000	2,370,996
		19,420,429
Switzerland - 8.7%
ABB Ltd. (a) (b)	64,700	1,301,011
Actelion Ltd. (a) (b)	7,300	453,825
Credit Suisse Group AG (b)	35,600	1,980,708
Julius Baer Holding AG (b)	16,900	847,624
Kuehne + Nagel International AG (b)	8,400	731,661
Nestle SA (b)	86,600	3,697,011
Novartis AG (b)	50,000	2,511,539
Roche Holding AG - Genusscheine (b)	14,500	2,344,486
Swatch Group AG / The (b)	1,600	377,838
Syngenta AG (b)	3,500	804,319
UBS AG (a)	113,000	2,069,030
Zurich Financial Services AG (b)	3,800	906,094
		18,025,146
Japan - 7.9%
Ajinomoto Co., Inc. (b)	80,000	801,233
Asahi Breweries Ltd. (b)	22,800	416,392
Asahi Glass Co Ltd. (b)	44,000	354,632
Chubu Electric Power Co., Inc. (b)	22,800	552,932
Elpida Memory, Inc. (a) (b)	34,000	443,377
Hokuhoku Financial Group, Inc. (b)	168,000	391,699
Honda Motor Co. Ltd. (b)	18,800	570,952
HOYA Corp. (b)	25,600	603,140
KDDI Corp. (b)	170	956,425
Komatsu Ltd. (b)	70,600	1,317,494
Kubota Corp. (b)	61,000	505,370
Mitsubishi UFJ Financial Group, Inc. (b)	73,000	390,123
Mizuho Financial Group, Inc. (b)	154,000	303,306
Nippon Telegraph & Telephone Corp. (b)	28,500	1,315,327
NTT DoCoMo, Inc. (b)	500	796,389
Panasonic Corp. (b)	25,200	368,778
Sharp Corp. (b)	87,000	965,277
Shionogi & Co. Ltd. (b)	28,000	662,351
Sumitomo Mitsui Financial Group, Inc. (b)	51,200	1,774,710
Terumo Corp. (b)	24,300	1,332,722
Toyota Motor Corp. (c)	13,500	536,902
Yamada Denki Co. Ltd. (b)	15,660	1,056,535
		16,416,066
Denmark - 7.9%
A P Moller - Maersk A/S (b)	262	1,814,076
Carlsberg A/S (b)	19,750	1,436,826
Coloplast A/S (b)	6,700	562,623
D/S Norden (b)	12,200	463,805
Danisco A/S (b)	8,400	511,320
Danske Bank A/S (a) (b)	67,900	1,794,410
DSV A/S (a) (b)	50,525	905,598
H Lundbeck A/S (b)	37,600	783,272
NKT Holding A/S (a) (b)	3,500	205,578
Novo Nordisk A/S (b)	47,125	2,963,880
Novozymes A/S (b)	5,700	538,762
Sydbank A/S (a) (b)	23,300	614,399
Topdanmark A/S (a) (b)	2,800	424,674
Torm A/S (b)	42,800	431,462
TrygVesta AS (b)	5,700	437,590
Vestas Wind Systems A/S (a) (b)	27,600	2,011,846
William Demant Holding (a) (b)	4,900	365,577
		16,265,698
Australia - 5.9%
Amcor Ltd. / Australia (b)	44,000	212,044
AMP Ltd. (b)	80,800	463,238
Ansell Ltd. (b)	30,200	265,565
ASX Ltd. (b)	6,800	210,681
Australia & New Zealand Banking Group Ltd. (b)	40,000	856,831
AXA Asia Pacific Holdings Ltd. (b)	122,700	470,961
BHP Billiton Ltd. (b)	46,900	1,546,786
Boral Ltd. (b)	80,000	428,599
Brambles Ltd. (b)	47,000	334,077
Caltex Australia Ltd. (a) (b)	30,000	319,610
Coca-Cola Amatil Ltd. (b)	26,000	224,913
Commonwealth Bank of Australia (b)	7,000	317,985
Fortescue Metals Group Ltd. (a) (b)	59,000	197,416
Harvey Norman Holdings Ltd. (b)	74,100	280,322
Incitec Pivot Ltd. (b)	92,000	228,777
Macquarie Group Ltd. (b)	17,700	913,857
National Australia Bank Ltd. (b)	29,400	795,578
Orica Ltd. (b)	11,000	227,297
OZ Minerals Ltd. (a) (b)	220,000	220,652
Qantas Airways Ltd. (b)	118,000	296,418
Rio Tinto Ltd. (b)	11,100	576,873
Telstra Corp. Ltd. (b)	110,900	319,387
Wesfarmers Ltd. (b)	12,500	291,303
Westfield Group (b)	24,700	301,485
Westpac Banking Corp. (b)	29,100	671,566
Woodside Petroleum Ltd. (b)	19,800	908,333
Woolworths Ltd. (b)	9,900	255,172
		12,135,726
Turkey - 5.8%
Akbank TAS (b)	466,000	2,712,939
Anadolu Efes Biracilik Ve Malt Sanayii AS (b)	28,000	307,141
Haci Omer Sabanci Holding AS (b)	90,000	350,887
Tupras Turkiye Petrol Rafine (b)	69,800	1,166,827
Turkcell Iletisim Hizmet AS - ADR	56,900	1,016,803
Turkiye Garanti Bankasi AS (b)	852,700	3,239,234
Turkiye Is Bankasi (b)	759,020	2,982,994
Turkiye Vakiflar Bankasi Tao (a) (b)	115,000	264,724
		12,041,549
Hong Kong - 4.8%
BOC Hong Kong Holdings Ltd. (b)	262,000	572,177
Cheung Kong Holdings Ltd. (b)	50,000	632,118
China Mobile Ltd. (b)	88,000	861,893
Citic Pacific Ltd. (b)	89,000	232,409
CLP Holdings Ltd. (b)	65,000	440,716
CNOOC Ltd. (b)	846,800	1,141,644
Hang Lung Properties Ltd. (b)	109,000	399,071
Henderson Land Development Co. Ltd. (b)	37,000	242,333
Hong Kong & China Gas Co. Ltd. (b)	229,000	577,146
Hong Kong Exchanges & Clearing Ltd. (b)	57,300	1,033,777
Hongkong Electric Holdings Ltd. (b)	81,000	443,830
Hutchison Whampoa Ltd. (b)	102,000	733,548
MTR Corp. (b)	127,000	440,102
Sun Hung Kai Properties Ltd. (b)	67,000	984,125
Swire Pacific Ltd. (b)	56,000	657,102
Wharf Holdings Ltd. (b)	98,000	518,162
		9,910,153
China - 4.5%
Anhui Conch Cement Co. Ltd. (b)	44,000	291,779
Bank of China Ltd. (b)	1,922,400	1,008,484
China Citic Bank (b)	977,900	641,098
China Construction Bank Corp. (b)	690,000	548,857
China Life Insurance Co. Ltd. (b)	262,000	1,143,014
China Oilfield Services Ltd. (b)	288,000	266,772
China Shenhua Energy Co. Ltd. (b)	25,000	108,360
Dongfeng Motor Group Co. Ltd. (b)	374,000	395,598
Industrial & Commercial Bank of China (b)	460,000	344,991
Jiangsu Expressway Co. Ltd. (b)	256,000	209,314
Jiangxi Copper Co Ltd. (b)	385,000	854,921
PetroChina Co. Ltd. (b)	487,300	553,093
PICC Property & Casualty Co. Ltd. (a) (b)	396,000	271,082
Ping An Insurance Group Co. of China Ltd. (b)	84,000	663,366
Tsingtao Brewery Co. Ltd. (b)	153,200	576,808
Yanzhou Coal Mining Co Ltd. (b)	260,000	373,633
Zhejiang Expressway Co. Ltd. (b)	494,000	431,631
Zijin Mining Group Co. Ltd. (b)	636,000	621,063
		9,303,864
Italy - 4.2%
A2A SpA (b)	105,000	206,759
Ansaldo STS SpA (b)	18,400	377,288
Assicurazioni Generali SpA (b)	13,200	362,407
Benetton Group SpA (b)	33,100	335,994
Credito Emiliano SpA (a) (b)	67,700	431,281
Davide Campari - Milano SpA (b)	30,500	274,008
DiaSorin SpA (b)	9,600	322,790
Enel SpA (b)	57,400	365,098
ENI SpA (b)	42,900	1,072,020
Fiat SpA (a) (b)	23,800	307,045
Finmeccanica SpA (b)	20,000	354,271
Intesa Sanpaolo SpA (a) (b)	138,700	615,397
Italcementi SpA (b)	14,800	228,636
Mediaset SpA (b)	59,900	419,860
Mediobanca SpA (b)	37,170	509,006
Mediolanum SpA (b)	35,200	245,476
Parmalat SpA (b)	132,400	366,715
Saras SpA (b)	75,000	289,915
Telecom Italia SpA (b)	165,500	291,005
UniCredit SpA (a) (b)	354,400	1,390,972
		8,765,943
South Africa - 4.2%
AngloGold Ashanti Ltd. (b)	11,700	474,469
ArcelorMittal South Africa Ltd. (b)	38,682	621,144
Bidvest Group Ltd. (b)	46,900	742,530
FirstRand Ltd. (b)	236,000	521,262
Gold Fields Ltd. (b)	39,200	536,467
Impala Platinum Holdings Ltd. (b)	21,000	491,755
MTN Group Ltd. (b)	67,100	1,094,648
Naspers Ltd. (b)	23,500	804,441
Sanlam Ltd. (b)	282,400	771,728
Sasol Ltd. (b)	28,200	1,068,383
Shoprite Holdings Ltd. (b)	82,700	683,132
Standard Bank Group Ltd. (b)	65,800	854,157
		8,664,116
Taiwan - 3.4%
Cathay Financial Holding Co. Ltd. (a) (b)	200,000	330,584
China Development Financial Holding Corp. (a) (b)	1,085,000	287,345
China Steel Corp. (b)	338,975	314,152
Chunghwa Telecom Co. Ltd. (b)	217,800	392,980
E.Sun Financial Holding Co. Ltd. (a) (b)	824,000	342,215
First Financial Holding Co. Ltd. (b)	322,875	200,490
Formosa Plastics Corp. (b)	192,600	391,632
Fubon Financial Holding Co. Ltd. (a) (b)	250,000	281,019
HON HAI Precision Industry Co. Ltd. (b)	178,250	711,762
HTC Corp. (b)	900	9,851
Inventec Co. Ltd. (b)	654,500	377,645
Lite-On Technology Corp. (b)	236,175	308,526
MediaTek, Inc. (b)	25,050	416,356
Mega Financial Holding Co. Ltd. (b)	535,000	337,221
Nan Ya Plastics Corp. (b)	247,200	403,242
Quanta Computer, Inc. (b)	136,350	285,384
Taiwan Semiconductor Manufacturing Co. Ltd. (b)	437,173	865,166
Tatung Co. Ltd. (a) (b)	540,000	122,650
Teco Electric and Machinery Co. Ltd. (b)	720,000	312,328
United Microelectronics Corp. (a) (b)	810,000	396,598
		7,087,146
Austria - 2.9%
Erste Group Bank AG (b)	31,700	1,425,306
Mayr Melnhof Karton AG (b)	2,700	274,062
OMV AG (b)	26,400	1,069,661
Raiffeisen International Bank Holding AG (b)	12,200	800,770
Telekom Austria AG (b)	23,100	417,635
Verbund - Oesterreichische Elektrizitaetswirtschafts AG (b)	10,500	532,484
Vienna Insurance Group (b)	25,200	1,444,651
		5,964,569
Cayman Islands - 2.0%
Agile Property Holdings Ltd. (b)	340,000	397,620
Alibaba.com Ltd. (b)	230,500	533,927
Belle International Holdings Ltd. (b)	475,000	485,337
Foxconn International Holdings Ltd. (a) (b)	245,000	160,188
Hengan International Group Co. Ltd. (b)	117,000	706,245
Li Ning Co. Ltd. (b)	178,000	545,951
Subsea 7, Inc. (a) (b)	26,000	350,187
Tencent Holdings Ltd. (b)	55,000	892,641
		4,072,096
Bermuda - 1.9%
Central European Media Enterprises Ltd. (a) (b)	35,000	1,215,826
Esprit Holdings Ltd. (b)	50,000	335,029
Frontline Ltd. (b)	47,000	1,091,977
Golden Ocean Group Ltd. (a) (b)	678,000	873,704
Li & Fung Ltd. (b)	127,000	508,828
		4,025,364
Czech Republic - 1.9%
CEZ AS (b)	23,500	1,261,932
Komercni Banka AS (b)	7,600	1,521,728
Telefonica O2 Czech Republic AS (b)	43,600	1,082,212
		3,865,872
United Kingdom - 1.5%
HSBC Holdings PLC (b)	271,500	3,108,516

Chile - 1.0%
Banco Santander Chile - ADR	9,700	558,138
Empresa Nacional de Electricidad SA/Chile - ADR	7,700	360,899
Enersis SA - ADR	29,900	551,655
Sociedad Quimica y Minera de Chile SA - ADR Series B	14,600	571,298
		2,041,990
Luxembourg - 0.7%
Acergy SA (b)	119,700	1,511,999
United States - 0.2%
Synthes, Inc. (b)	3,300	397,931
Total Common Stocks (Cost $156,305,018)		$209,180,683

Exchange Traded Funds - 2.7%	Shares	Value
China - 2.1%
iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker (c)	2,459,600	$4,265,395
Chile - 0.6%
iShares MSCI Chile Investable Market Index Fund	27,100	1,297,819
Total Exchange Traded Funds (Cost $4,363,042)		$5,563,214

Warrants - 0.0%	Contracts	Value
Italy - 0.0%
Mediobanca SpA
Expiration: March 2011,
Exercise Price: $13.17 (a) (c)	35,400	$2,649
Total Warrants (Cost $0)		$2,649

Total Investments - 103.9% (Cost $160,668,060) (d)		$214,746,546
Liabilities in Excess of Other Assets - (3.9%)		(8,104,919)
Net Assets - 100.0%		$206,641,627

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-Income producing security.
(b) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent national fair valuation service that has been approved by the Board. These securities represent $177,406,041 or
85.9% of the Portfolio's net assets.
(c) As discussed in Note 2 of the Notes to Schedules of Investments, not all investments that are traded on a foreign exchange are valued at an estimate that is different from the local close price. In some instances the independent fair valuation service uses the local close price because the confidence interval associated with an investment is below the 75% threshold. These securities represent $4,804,946 or 2.3% of the Portfolio's net assets.
Other Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges whose local close times are consistent with the U.S. market close, normally 4:00 pm Eastern Time.
(d) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedules of Investments.

Sector Classifications:
Financials	30.7%
Materials	12.3%
Energy	12.1%
Industrials	9.6%
Information Technology	7.5%
Telecommunication Services	6.5%
Consumer Discretionary	6.5%
Health Care	6.4%
Consumer Staples	6.0%
Utilities	3.6%
101.2%

The accompanying notes are an integral part of these schedules of investments.

Ohio National Fund, Inc.
Capital Appreciation Portfolio

Schedule of Investments	September 30, 2009 (Unaudited)

Common Stocks - 97.7%	Shares	Value
CONSUMER DISCRETIONARY - 18.1%
Auto Components - 1.0%
Gentex Corp.	84,300	$1,192,845
Diversified Consumer Services - 3.2%
Career Education Corp. (a)	56,300	1,372,594
H&R Block, Inc.	77,800	1,429,964
Weight Watchers International, Inc.	38,700	1,061,928
		3,864,486
Hotels, Restaurants & Leisure - 2.7%
Bally Technologies, Inc. (a)	25,550	980,354
Pinnacle Entertainment, Inc. (a)	225,400	2,296,826
		3,277,180
Household Durables - 0.9%
Ryland Group, Inc.	50,500	1,064,035
Internet & Catalog Retail - 1.1%
Ticketmaster Entertainment, Inc. (a)	120,580	1,409,580
Media - 7.2%
Discovery Communications, Inc. Class A (a)	36,400	1,051,596
Liberty Global, Inc. Series C (a)	86,496	1,942,700
Time Warner Cable, Inc.	61,100	2,632,799
Viacom, Inc. Class B (a)	70,744	1,983,662
Warner Music Group Corp. (a)	212,500	1,175,125
		8,785,882
Specialty Retail - 2.0%
GameStop Corp. Class A (a)	48,500	1,283,795
Urban Outfitters, Inc. (a)	40,600	1,224,902
		2,508,697
TOTAL CONSUMER DISCRETIONARY		22,102,705

CONSUMER STAPLES - 8.7%
Food & Staples Retailing - 2.4%
Kroger Co. / The	41,000	846,240
Wal-Mart Stores, Inc.	41,300	2,027,417
		2,873,657
Food Products - 5.2%
Cadbury PLC (b)	183,835	2,359,744
ConAgra Foods, Inc.	134,100	2,907,288
Tyson Foods, Inc. Class A	90,100	1,137,963
		6,404,995
Household Products - 1.1%
Kimberly-Clark Corp.	22,000	1,297,560
TOTAL CONSUMER STAPLES		10,576,212

ENERGY - 12.1%
Energy Equipment & Services - 3.1%
Schlumberger Ltd.	31,900	1,901,240
Weatherford International Ltd. (a)	94,329	1,955,440
		3,856,680
Oil, Gas & Consumable Fuels - 9.0%
Apache Corp.	17,500	1,607,025
Cabot Oil & Gas Corp.	31,000	1,108,250
Exxon Mobil Corp.	21,500	1,475,115
Newfield Exploration Co. (a)	55,300	2,353,568
Occidental Petroleum Corp.	21,600	1,693,440
Suncor Energy, Inc.	42,900	1,482,624
Sunoco, Inc.	44,300	1,260,335
		10,980,357
TOTAL ENERGY		14,837,037

FINANCIALS - 12.4%
Capital Markets - 4.5%
Charles Schwab Corp. / The	88,378	1,692,439
Goldman Sachs Group, Inc. / The	12,300	2,267,505
Lazard Ltd. Class A	37,200	1,536,732
		5,496,676
Commercial Banks - 1.0%
KeyCorp	178,700	1,161,550
Diversified Financial Services - 0.9%
Bank of America Corp.	66,062	1,117,769
Insurance - 6.0%
Axis Capital Holdings Ltd.	76,300	2,302,734
Marsh & McLennan Companies, Inc.	52,200	1,290,906
StanCorp Financial Group, Inc.	31,100	1,255,507
Travelers Companies, Inc. / The	51,700	2,545,191
		7,394,338
TOTAL FINANCIALS		15,170,333

HEALTH CARE - 15.5%
Biotechnology - 3.3%
Amgen, Inc. (a)	39,100	2,354,993
Cephalon, Inc. (a)	29,700	1,729,728
		4,084,721
Health Care Equipment & Supplies - 1.6%
Alcon, Inc.	13,900	1,927,513
Health Care Providers & Services - 1.6%
Medco Health Solutions, Inc. (a)	35,600	1,969,036
Life Sciences Tools & Services - 1.2%
Thermo Fisher Scientific, Inc. (a)	33,300	1,454,211
Pharmaceuticals - 7.8%
Abbott Laboratories	48,600	2,404,242
Pfizer, Inc.	112,300	1,858,565
Shire PLC - ADR	39,600	2,070,684
Watson Pharmaceuticals, Inc. (a)	60,200	2,205,728
Wyeth	20,400	991,032
		9,530,251
TOTAL HEALTH CARE		18,965,732

INDUSTRIALS - 8.0%
Airlines - 2.0%
Delta Air Lines, Inc. (a)	61,600	551,936
JetBlue Airways Corp. (a)	311,300	1,861,574
		2,413,510
Commercial Services & Supplies - 2.0%
Republic Services, Inc.	60,415	1,605,227
Waste Management, Inc.	26,200	781,284
		2,386,511
Machinery - 2.8%
Deere & Co.	25,700	1,103,044
Dover Corp.	60,500	2,344,980
		3,448,024
Trading Companies & Distributors - 1.2%
RSC Holdings, Inc. (a)	203,300	1,477,991
TOTAL INDUSTRIALS		9,726,036

INFORMATION TECHNOLOGY - 16.1%
Communications Equipment - 3.2%
Cisco Systems, Inc. (a)	114,900	2,704,746
Nokia Corp. - ADR	80,700	1,179,834
		3,884,580
Computers & Peripherals - 1.3%
Dell, Inc. (a)	102,100	1,558,046
Electronic Equipment & Instruments - 0.6%
Agilent Technologies, Inc. (a)	27,441	763,683
Internet Software & Services - 3.5%
Akamai Technologies, Inc. (a)	43,900	863,952
IAC/InterActiveCorp (a)	78,450	1,583,905
VeriSign, Inc. (a)	80,800	1,914,152
		4,362,009
IT Services - 1.5%
CACI International, Inc. Class A (a)	38,100	1,800,987
Semiconductors & Semiconductor Equipment - 1.9%
Intel Corp.	120,200	2,352,314
Software - 4.1%
Adobe Systems, Inc. (a)	48,900	1,615,656
Check Point Software Technologies Ltd. (a)	65,800	1,865,430
Symantec Corp. (a)	91,700	1,510,299
		4,991,385
TOTAL INFORMATION TECHNOLOGY		19,713,004

MATERIALS - 5.0%
Chemicals - 3.4%
Celanese Corp. Class A	72,600	1,815,000
Monsanto Co.	14,200	1,099,080
Nalco Holding Co.	64,200	1,315,458
		4,229,538
Metals & Mining - 1.6%
Goldcorp, Inc.	47,400	1,913,538
TOTAL MATERIALS		6,143,076

UTILITIES - 1.8%
Independent Power Producers & Energy Traders - 1.8%
NRG Energy, Inc. (a)	79,800	2,249,562
TOTAL UTILITIES		2,249,562

Total Common Stocks (Cost $110,556,967)		$119,483,697

Money Market Funds - 4.0%	Shares	Value
Fidelity Insitutional Money Market Funds
Money Market Portfolio - Class I	4,885,000	$4,885,000
Total Money Market Funds (Cost $4,885,000)		$4,885,000

Total Investments - 101.7% (Cost $115,441,967) (c)		$124,368,697
Liabilities in Excess of Other Assets - (1.7)%		(2,109,854)
Net Assets - 100.0%		$122,258,843

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent national fair valuation service that has been approved by the Board. These securities represent $2,359,744 or 1.9% of the Portfolio's net assets. Other Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges whose local close times are consistent with the U.S. market close, normally 4:00 pm Eastern Time.
(c) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.

The accompanying notes are an integral part of these schedule of investments.

Ohio National Fund, Inc.
Millennium Portfolio

Schedule of Investments	September 30, 2009 (Unaudited)

Common Stocks - 96.6%	Shares	Value
CONSUMER DISCRETIONARY - 17.2%
Diversified Consumer Services - 2.5%
Capella Education Co. (a)	18,900	$1,272,726
Lincoln Educational Services Corp. (a)	52,800	1,208,064
		2,480,790
Hotels, Restaurants & Leisure - 6.3%
Orient-Express Hotels Ltd. Class A	271,200	3,121,512
Royal Caribbean Cruises Ltd. (a)	78,300	1,885,464
WMS Industries, Inc. (a)	29,200	1,301,152
		6,308,128
Household Durables - 1.3%
Jarden Corp.	48,200	1,352,974
Specialty Retail - 2.4%
hhgregg, Inc. (a)	68,700	1,163,778
Tractor Supply Co. (a)	24,900	1,205,658
		2,369,436
Textiles, Apparel & Luxury Goods - 4.7%
Carter's, Inc. (a)	46,500	1,241,550
Fuqi International, Inc. (a)	37,600	1,100,928
Lululemon Athletica, Inc. (a)	50,200	1,142,050
Warnaco Group, Inc. / The (a)	26,800	1,175,448
		4,659,976
TOTAL CONSUMER DISCRETIONARY		17,171,304

CONSUMER STAPLES - 0.8%
Food & Staples Retailing - 0.8%
United Natural Foods, Inc. (a)	35,600	851,552
TOTAL CONSUMER STAPLES		851,552

ENERGY - 3.7%
Oil, Gas & Consumable Fuels - 3.7%
Arena Resources, Inc. (a)	34,200	1,214,100
Concho Resources, Inc. (a)	67,500	2,451,600
TOTAL ENERGY		3,665,700

FINANCIALS - 3.8%
Capital Markets - 3.8%
GFI Group, Inc.	154,400	1,116,312
Janus Capital Group, Inc.	107,600	1,525,768
Waddell & Reed Financial, Inc. Class A	40,900	1,163,605
TOTAL FINANCIALS		3,805,685

HEALTH CARE - 21.3%
Biotechnology - 4.6%
Alexion Pharmaceutical, Inc. (a)	26,200	1,166,948
Human Genome Sciences, Inc. (a)	69,500	1,307,990
Regeneron Pharmaceuticals, Inc. (a)	51,500	993,950
Seattle Genetics Inc. (a)	82,500	1,157,475
		4,626,363
Health Care Equipment & Supplies - 5.5%
ICU Medical, Inc. (a)	40,000	1,474,400
Inverness Medical Innovations, Inc. (a)	26,500	1,026,345
NuVasive, Inc. (a)	29,000	1,211,040
Sirona Dental Systems, Inc. (a)	59,300	1,764,175
		5,475,960
Health Care Providers & Services - 8.6%
Air Methods Corp. (a)	34,900	1,136,693
Emergency Medical Services Corp. (a)	29,900	1,390,350
HMS Holdings Corp. (a)	28,600	1,093,378
IPC The Hospitalist Co, Inc. (a)	41,100	1,292,595
Mednax, Inc. (a)	28,200	1,548,744
PSS World Medical, Inc. (a)	53,500	1,167,905
Psychiatric Solutions, Inc. (a)	36,000	963,360
		8,593,025
Health Care Technology - 2.6%
MedAssets, Inc. (a)	53,900	1,216,523
SXC Health Solutions Corp. (a)	29,100	1,361,589
		2,578,112
TOTAL HEALTH CARE		21,273,460

INDUSTRIALS - 17.6%
Aerospace & Defense - 3.2%
AAR Corp. (a)	62,800	1,377,832
HEICO Corp.	41,400	1,795,104
		3,172,936
Air Freight & Logistics - 1.0%
UTi Worldwide, Inc.	68,800	996,224
Building Products - 1.1%
Ameron International Corp.	15,400	1,077,692
Commercial Services & Supplies - 2.5%
Cornell Companies, Inc. (a)	58,700	1,317,228
Healthcare Services Group, Inc.	66,100	1,213,596
		2,530,824
Electrical Equipment - 2.4%
Harbin Electric, Inc. (a)	76,400	1,289,632
Polypore International, Inc. (a)	85,900	1,108,969
		2,398,601
Machinery - 2.3%
Manitowoc Co., Inc.	150,100	1,421,447
SmartHeat, Inc. (a)	70,800	840,396
		2,261,843
Marine - 1.4%
Kirby Corp. (a)	38,300	1,410,206
Professional Services - 2.8%
ICF International Inc. (a)	45,100	1,367,432
Trueblue, Inc. (a)	101,800	1,432,326
		2,799,758
Road & Rail - 0.9%
Old Dominion Freight Line, Inc. (a)	30,600	931,158
TOTAL INDUSTRIALS		17,579,242

INFORMATION TECHNOLOGY - 28.6%
Internet Software & Services - 3.9%
Constant Contact, Inc. (a)	42,200	812,350
LivePerson, Inc. (a)	254,500	1,282,680
VistaPrint Ltd. (a)	34,500	1,750,875
		3,845,905
IT Services - 2.9%
Global Cash Access Holdings, Inc. (a)	116,400	850,884
RightNow Technologies, Inc. (a)	139,875	2,019,795
		2,870,679
Semiconductor & Semiconductor Equipment - 6.8%
Hittite Microwave Corp. (a)	27,300	1,004,094
Netlogic Microsystems, Inc. (a)	26,900	1,210,500
Semtech Corp. (a)	64,300	1,093,743
Silicon Laboratories, Inc. (a)	25,300	1,172,908
Varian Semiconductor Equipment Associates, Inc. (a)	40,400	1,326,736
Veeco Instruments, Inc. (a)	44,100	1,028,412
		6,836,393
Software - 15.0%
Informatica Corp. (a)	112,300	2,535,734
Jack Henry & Associates, Inc.	41,700	978,699
Nuance Communications, Inc. (a)	95,000	1,421,200
Perfect World Co., Ltd. - ADR (a)	33,100	1,592,110
Rovi Corp. (a)	44,400	1,491,840
Solera Holdings, Inc.	40,600	1,263,066
SuccessFactors, Inc. (a)	90,900	1,278,963
Taleo Corp. (a)	104,300	2,361,352
Ultimate Software Group, Inc. (a)	72,200	2,073,584
		14,996,548
TOTAL INFORMATION TECHNOLOGY		28,549,525

MATERIALS - 3.6%
Chemicals - 2.3%
Nalco Holding Co.	49,100	1,006,059
NewMarket Corp.	13,900	1,293,256
		2,299,315
Containers & Packaging - 1.3%
Rock-Tenn Co. - Class A	26,600	1,253,126
TOTAL MATERIALS		3,552,441

Total Common Stocks ($85,090,409)		$96,448,909

Money Market Funds - 3.4%	Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I	3,419,000	$3,419,000
Total Money Market Funds (Cost $3,419,000)		$3,419,000

Total Investments - 100.0% (Cost $88,509,409) (b)		$99,867,909
Other Assets in Excess of Liabilities - 0.0%		15,461
Net Assets - 100.0%		$99,883,370

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to Schedule of Investments.

The accompanying notes are an integral part of these schedules of investments.

Ohio National Fund, Inc.
International Small-Mid Company Portfolio

Schedule of Investments	September 30, 2009 (Unaudited)

Common Stocks - 94.3%	Shares	Value
United Kingdom - 13.7%
Aggreko PLC (b)	52,459	$590,233
AMEC PLC (b)	90,433	1,095,381
Antofagasta PLC (b)	46,039	560,013
ASOS PLC (a) (b)	91,707	514,149
Autonomy Corp. PLC (a) (b)	47,467	1,239,369
Cobham PLC (b)	91,291	320,253
Cookson Group PLC (a) (b)	79,475	523,332
ICAP PLC (b)	102,724	696,271
Inmarsat PLC (b)	63,382	560,138
John Wood Group PLC (b)	136,965	669,073
Kazakhmys PLC (a) (b)	57,716	989,095
Rightmove PLC (b)	77,227	686,096
Rolls-Royce Group PLC (a) (b)	61,367	463,065
Wellstream Holdings PLC (b)	41,565	406,499
		9,312,967
Germany - 9.9%
Aixtron AG (b)	47,800	1,309,413
Deutsche Postbank AG (a) (b)	18,314	647,145
GEA Group AG (b)	43,892	917,236
Gildemeister AG (b)	28,627	394,005
Hochtief AG (b)	16,745	1,266,833
Leoni AG (b)	26,000	592,948
Salzgitter AG (b)	7,043	683,718
Stada Arzneimittel AG (b)	15,422	422,789
Wirecard AG (b)	42,903	511,277
		6,745,364
Japan - 8.9%
Air Water, Inc. (b)	54,000	620,226
Asahi Glass Co Ltd. (b)	61,000	491,649
Hirose Electric Co. Ltd. (b)	3,800	427,457
Japan Steel Works Ltd. / The (b)	28,000	320,793
JGC Corp. (b)	36,000	732,441
Nitori Co. Ltd. (b)	7,850	667,910
NPC, Inc. (b)	18,400	508,931
THK Co. Ltd. (b)	27,600	539,338
Tokuyama Corp. (b)	65,000	475,193
Toyoda Gosei Co. Ltd. (b)	24,800	723,220
Ulvac, Inc. (b)	19,600	514,714
		6,021,872
Canada - 8.2%
Agrium, Inc.	13,200	659,846
First Uranium Corp. (a)	107,100	287,094
HudBay Minerals, Inc. (a)	81,000	975,949
Kinross Gold Corp.	12,000	260,400
SNC-Lavalin Group, Inc.	22,718	1,025,933
Teck Resources Ltd. (a)	32,000	881,707
Thompson Creek Metals Co., Inc. (a)	72,400	873,868
TMX Group, Inc.	17,600	590,311
		5,555,108
South Korea - 6.7%
Hynix Semiconductor, Inc. (a) (b)	45,320	759,134
Hyundai Engineering & Construction Co. Ltd. (b)	9,405	508,884
LG Corp. (b)	12,400	828,380
Samsung Electro-Mechanics Co. Ltd. (b)	10,384	892,151
Samsung SDI Co. Ltd. (b)	5,506	694,591
Samsung Techwin Co. Ltd. (b)	10,720	846,524
		4,529,664
Cayman Islands - 5.5%
361 Degrees International Ltd. (a) (c)	1,071,500	537,820
Anta Sports Products Ltd. (b)	381,202	471,323
Comba Telecom Systems Holdings Ltd. (b)	588,700	597,412
Giant Interactive Group, Inc. - ADR	80,100	606,357
Hengan International Group Co. Ltd. (b)	92,000	555,338
Inspur International Ltd. (b)	2,919,400	383,091
Lee & Man Paper Manufacturing Ltd. (b)	336,400	590,380
		3,741,721
Hong Kong - 5.1%
China Everbright International Ltd. (b)	2,878,000	1,164,658
Dah Sing Financial Holdings Ltd. (a) (b)	84,000	481,914
Hong Kong Exchanges & Clearing Ltd. (b)	23,700	427,583
Techtronic Industries Co. (b)	694,000	568,441
Wing Hang Bank Ltd. (b)	81,000	794,188
		3,436,784
Singapore - 4.3%
Ezra Holdings Ltd. (a) (b)	468,000	620,104
Keppel Land Ltd. (b)	201,700	389,611
SembCorp Marine Ltd. (b)	331,000	741,027
Singapore Exchange Ltd. (b)	191,000	1,135,474
		2,886,216
Netherlands - 3.8%
ASML Holding NV (b)	33,358	984,440
Fugro NV (b)	9,699	561,795
Imtech NV (b)	23,753	607,944
QIAGEN NV (a) (b)	21,126	447,634
		2,601,813
Spain - 3.8%
Gamesa Corporacion Tecnologica SA (b)	19,909	447,961
Indra Sistemas SA (b)	28,007	699,542
Obrascon Huarte Lain SA (b)	25,275	707,285
Tecnicas Reunidas SA (b)	13,566	743,497
		2,598,285
China - 3.1%
China National Building Material Co. Ltd. (b)	268,000	627,150
China South Locomotive and Rolling Stock Corp. (b)	1,743,400	1,010,724
Zhuzhou CSR Times Electric Co. Ltd. (b)	286,800	497,659
		2,135,533
Bermuda - 2.8%
Aquarius Platinum Ltd. (a) (b)	100,970	448,023
Invesco Ltd.	36,955	841,096
Nine Dragons Paper Holdings Ltd. (b)	481,000	615,910
		1,905,029
Thailand - 2.3%
Bangkok Bank PCL (b)	144,200	529,083
Banpu PCL (b)	38,200	486,921
Kasikornbank PCL (b)	200,200	525,279
		1,541,283
France - 2.0%
Faiveley SA (b)	5,346	460,049
Saft Groupe SA (b)	15,493	864,630
		1,324,679
Brazil - 1.5%
Lojas Renner SA	31,800	553,574
Votorantim Celulose e Papel SA - ADR (a)	28,938	474,873
		1,028,447
Norway - 1.3%
Fred Olsen Energy ASA (b)	11,000	411,138
Renewable Energy Corp. AS (a) (b)	18,558	163,575
Yara International ASA (b)	9,550	301,907
		876,620
Israel - 1.2%
Nice Systems Ltd. - ADR (a)	27,500	837,100
Denmark - 1.1%
H Lundbeck A/S (b)	34,200	712,444
Switzerland - 1.0%
Actelion Ltd. (a) (b)	11,264	700,258
Turkey - 1.0%
Turkiye Halk Bankasi AS (b)	110,500	660,417
Finland - 0.9%
Konecranes Oyj (b)	22,350	638,925
Chile - 0.9%
Sociedad Quimica y Minera de Chile SA - ADR Series B	16,200	633,906
Italy - 0.9%
Trevi Finanziaria SpA (b)	35,832	623,778
Ireland - 0.9%
Ingersoll-Rand PLC	20,300	622,601
Sweden - 0.9%
Assa Abloy AB (b)	37,000	601,532
Luxembourg - 0.9%
Millicom International Cellular SA (a)	8,100	589,194
Malaysia - 0.9%
Bursa Malaysia Bhd (b)	246,000	578,675
Isle of Man - 0.7%
Lamprell PLC (b)	170,674	475,264
Cyprus - 0.1%
Deep Sea Supply PLC (a) (b)	44,000	68,524
Total Common Stocks (Cost $48,300,069)		$63,984,003

Exchange Traded Funds - 0.9%	Shares	Value
iShares MSCI Emerging Markets Index Fund	15,720	$611,665
Total Exchange Traded Funds (Cost $382,427)		$611,665

Money Market Funds - 3.4%	Shares	Value
State Street Institutional Liquid Reserves Fund
Institutional Class 2	2,271,771	$2,271,771
Total Short-Term Instruments (Cost $2,271,771)		$2,271,771

Total Investments - 98.6% (Cost $50,954,267) (d)		$66,867,439
Other Assets in Excess of Liabilities - 1.4%		957,025
Net Assets - 100.0%		$67,824,464

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-Income producing security.
(b) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent national fair valuation service that has been approved by the Board. These securities represent $52,732,374 or
77.7% of the Portfolio's net assets.
(c) As discussed in Note 2 of the Notes to Schedules of Investments, not all investments that are traded on a foreign exchange are valued at an estimate that is different from the local close price. In some instances the independent fair valuation service uses the local close price because the confidence interval associated with an investment is below the 75% threshold. These securities represent $537,820 or 0.8% of the Portfolio's net assets.
Other Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges whose local close times are consistent with the U.S. market close, normally 4:00 pm Eastern Time.
(d) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedules of Investments.

Sector Classifications:
Industrials	28.6%
Materials	16.2%
Information Technology	15.4%
Financials	12.2%
Energy	8.2%
Consumer Discretionary	7.8%
Health Care	3.4%
Telecommunication Services	1.7%
Consumer Staples	0.8%
94.3%

The accompanying notes are an integral part of these schedules of investments.

Ohio National Fund, Inc.
Aggressive Growth Portfolio

Schedule of Investments	September 30, 2009 (Unaudited)

Common Stocks - 92.8%	Shares	Value
CONSUMER DISCRETIONARY - 2.8%
Media - 2.0%
News Corp. Class A	42,855	$513,832
Multiline Retail - 0.8%
Kohl's Corp. (a)	3,420	195,111
TOTAL CONSUMER DISCRETIONARY		708,943

CONSUMER STAPLES - 16.1%
Beverages - 7.8%
Anheuser-Busch InBev (b)	28,347	1,300,226
Davide Campari-Milano SpA (b)	78,060	701,284
		2,001,510
Food & Staples Retailing - 4.3%
CVS/Caremark Corp.	31,424	1,123,094
Food Products - 1.0%
Bunge Ltd.	4,360	272,979
Household Products - 1.8%
Colgate-Palmolive Co.	3,080	234,942
Reckitt Benckiser Group PLC (b)	4,535	222,024
		456,966
Personal Products - 1.2%
Mead Johnson Nutrition Co.	6,825	307,876
TOTAL CONSUMER STAPLES		4,162,425

ENERGY - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
Petroleo Brasileiro SA - ADR	9,295	426,641
Petroleo Brasileiro SA	6,804	267,465
TOTAL ENERGY		694,106

FINANCIALS - 10.6%
Capital Markets - 2.3%
Goldman Sachs Group, Inc. / The	3,290	606,511
Commercial Banks - 1.3%
CapitalSource, Inc.	46,134	200,222
Standard Chartered PLC (b)	5,305	131,041
		331,263
Diversified Financial Services - 5.4%
CME Group, Inc.	1,355	417,597
JPMorgan Chase & Co.	17,750	777,805
MarketAxess Holdings, Inc. (a)	16,755	201,898
		1,397,300
Insurance - 1.6%
ACE Ltd.	7,595	406,029
TOTAL FINANCIALS		2,741,103

HEALTH CARE - 16.1%
Biotechnology - 10.7%
Celgene Corp. (a)	21,765	1,216,664
Gilead Sciences, Inc. (a)	26,600	1,239,028
Vertex Pharmaceuticals, Inc. (a)	4,410	167,139
Talecris Biotherapeutics Holdings Corp. (a)	7,120	135,280
		2,758,111
Health Care Equipment & Supplies - 3.0%
Intuitive Surgical, Inc. (a)	2,989	783,865
Health Care Providers & Services - 1.1%
UnitedHealth Group, Inc.	10,875	272,310
Pharmaceuticals - 1.3%
Roche Holding AG (b)	2,032	328,551
TOTAL HEALTH CARE		4,142,837

INDUSTRIALS - 6.9%
Air Freight & Logistics - 1.1%
United Parcel Service, Inc. Class B	5,190	293,079
Electrical Equipment - 4.8%
ABB Ltd. (b)	45,570	916,338
First Solar, Inc. (a)	2,080	317,949
		1,234,287
Professional Services - 1.0%
CoStar Group, Inc. (a)	5,870	241,962
TOTAL INDUSTRIALS		1,769,328

INFORMATION TECHNOLOGY - 29.7%
Communications Equipment - 9.4%
Cisco Systems, Inc. (a)	48,660	1,145,456
QUALCOMM, Inc.	10,065	452,724
Research In Motion Ltd. (a)	12,385	836,607
		2,434,787
Computers & Peripherals - 6.2%
Apple, Inc. (a)	8,615	1,596,962
Electronic Equipment, Instruments & Components - 5.4%
Corning, Inc.	53,375	817,171
Trimble Navigation Ltd. (a)	23,870	570,732
		1,387,903
Internet Software & Services - 5.4%
Equinix, Inc. (a)	4,595	422,740
Google, Inc. Class A (a)	1,130	560,310
VistaPrint N.V. (a)	8,160	414,120
		1,397,170
Software - 3.3%
Oracle Corp.	40,615	846,417
TOTAL INFORMATION TECHNOLOGY		7,663,239

MATERIALS - 1.7%
Chemicals - 0.1%
Israel Chemicals Ltd. (b)	1,502	17,324
Metals & Mining - 1.6%
Vale SA - ADR	18,070	417,959
TOTAL MATERIALS		435,283

TELECOMMUNICATION SERVICES - 6.2%
Diversified Telecommunication Services - 1.1%
tw Telecom, Inc. (a)	22,005	295,967
Wireless Telecommunication Services - 5.1%
America Movil S.A.B. de C.V. - ADR	4,790	209,946
Cellcom Israel Ltd.	8,420	256,221
Crown Castle International Corp. (a)	26,860	842,329
		1,308,496
TOTAL TELECOMMUNICATION SERVICES		1,604,463

Total Common Stocks (Cost $21,902,071)		$23,921,727

VVPR Strips - 0.0% (c)	Quantity	Value
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Anheuser-Busch InBev (a)(b)	6,992	$31
TOTAL VVPR Strips (Cost $0)		$31

Money Market Funds - 7.6%	Shares	Value
Federated Prime Cash Obligations Fund
Institutional Shares	698,000	$698,000
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I	1,266,000	1,266,000
Total Money Market Funds (Cost $1,964,000)		$1,964,000

Total Investments - 100.4% (Cost $23,866,071) (d)		$25,885,758
Liabilities in Excess of Other Assets - (0.4)%		(106,108)
Net Assets - 100.0%		$25,779,650

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price.
These fair value estimates are determined by an independent national fair valuation service that has been approved by the Board.
These securities represent $3,616,819 or 14.0% of the Portfolio's net assets. Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges whose local close times are consistent with the U.S. market close, normally 4:00 pm Eastern Time.
(c) A VVPR Strip is a coupon attached to specific ordinary common shares that offers tax advantages. The coupon entitles a holder to reduced withholding tax rates on the dividends generated from the related common shares.
(d) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedule of Investments.

The accompanying notes are an integral part of these schedules of investments.

Ohio National Fund, Inc.
Small Cap Growth Portfolio

Schedule of Investments	September 30, 2009 (Unaudited)

Common Stocks - 99.1%	Shares	Value
CONSUMER DISCRETIONARY - 18.1%
Auto Components - 0.3%
Motorcar Parts of America Inc. (a)	11,349	$58,107
Diversified Consumer Services - 3.5%
American Public Education, Inc. (a)	8,248	286,536
Bridgepoint Education, Inc. (a)	20,027	305,612
Corinthian Colleges, Inc. (a)	2,754	51,114
Grand Canyon Education, Inc. (a)	4,733	84,389
		727,651
Hotels, Restaurants & Leisure - 1.6%
Great Canadian Gaming Corp. (a)	16,074	122,208
Kingdom Hotel Investments - GDR (a)(b)	34,025	149,943
Morgans Hotel Group Co. (a)	9,159	49,642
PokerTek, Inc. (a)	6,419	6,291
		328,084
Household Durables - 2.9%
Jarden Corp.	21,657	607,912
Leisure Equipment & Products - 1.9%
Smith & Wesson Holding Corp. (a)	28,565	149,395
Sturm, Ruger & Co, Inc.	19,323	250,039
		399,434
Media - 6.2%
Dreamworks Animation SKG, Inc. (a)	1,415	50,331
Genius Products, Inc. (a)(c)	225	911
IMAX Corp. (a)	26,232	246,843
Interactive Data Corp.	8,022	210,257
Lions Gate Entertainment Corp. (a)	61,560	379,210
MDC Partners, Inc. (a)	9,710	72,242
National CineMedia, Inc.	19,710	334,479
		1,294,273
Multiline Retail - 0.6%
Saks, Inc. (a)	19,590	133,604
Specialty Retail - 0.7%
Bebe Stores, Inc.	20,827	153,287
Textiles, Apparel & Luxury Goods - 0.4%
American Apparel, Inc. (a)	23,319	81,850
TOTAL CONSUMER DISCRETIONARY		3,784,202

CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Heckmann Corp. (a)	5,650	25,877
Personal Products - 0.3%
China-Biotics, Inc. (a)	3,780	60,480
TOTAL CONSUMER STAPLES		86,357

ENERGY - 4.6%
Energy Equipment & Services - 2.1%
Dresser-Rand Group, Inc. (a)	13,930	432,805
Oil, Gas & Consumable Fuels - 2.5%
World Fuel Services Corp.	10,849	521,511
TOTAL ENERGY		954,316

FINANCIALS - 5.1%
Capital Markets - 1.5%
Broadpoint Gleacher Securities, Inc. (a)	21,045	175,515
Epoch Holding Corp.	36	315
Riskmetrics Group, Inc. (a)	9,891	144,607
		320,437
Diversified Financial Services - 3.6%
MarketAxess Holdings, Inc. (a)	23,447	282,536
MSCI, Inc. (a)	15,521	459,732
		742,268
TOTAL FINANCIALS		1,062,705

HEALTH CARE - 22.0%
Biotechnology - 3.5%
Acorda Therapeutics, Inc. (a)	8,386	195,226
Genomic Health, Inc. (a)	6,238	136,362
Incyte Corp. (a)	14,420	97,335
Myriad Genetics, Inc. (a)	7,052	193,225
Talecris Biotherapeutics Holdings Corp. (a)	5,805	110,295
		732,443
Health Care Equipment & Supplies - 1.9%
CONMED Corp. (a)	4,801	92,035
I-Flow Corp. (a)	17,793	202,663
TomoTherapy, Inc. (a)	22,940	99,330
		394,028
Health Care Providers & Services - 11.2%
Alliance HealthCare Services, Inc. (a)	7,555	42,761
Bio-Reference Labs, Inc. (a)	3,745	128,828
Catalyst Health Solutions, Inc. (a)	10,617	309,486
Genoptix, Inc. (a)	4,362	151,710
Health Grades, Inc. (a)	31,388	155,371
HMS Holdings Corp. (a)	5,883	224,907
Hythiam, Inc. (a)	3,103	2,079
LHC Group, Inc. (a)	10,777	322,556
MEDNAX, Inc. (a)	4,461	244,998
MWI Veterinary Supply, Inc. (a)	4,275	170,786
Providence Service Corp. / The (a)	4,346	50,675
PSS World Medical, Inc. (a)	15,052	328,585
Psychiatric Solutions, Inc. (a)	4,966	132,890
RadNet, Inc. (a)	13,497	34,957
Skilled Healthcare Group, Inc. Class A (a)	5,771	46,341
		2,346,930
Health Care Technology - 4.6%
athenahealth, Inc. (a)	4,059	155,744
MedAssets, Inc. (a)	4,878	110,097
Medidata Solutions, Inc. (a)	10,335	156,575
SXC Health Solutions Corp. (a)	11,394	533,125
		955,541
Life Sciences Tools & Services - 0.8%
Techne Corp.	2,807	175,578
TOTAL HEALTH CARE		4,604,520

INDUSTRIALS - 11.6%
Aerospace & Defense - 0.4%
TransDigm Group, Inc. (a)	1,500	74,715
Air Freight & Logistics - 0.7%
Forward Air Corp.	6,702	155,151
Commercial Services & Supplies - 1.7%
Ritchie Bros. Auctioneers, Inc.	6,826	167,510
Standard Parking Corp. (a)	10,885	190,379
		357,889
Electrical Equipment - 1.4%
Harbin Electric, Inc. (a)	16,835	284,175
Machinery - 1.9%
Barnes Group, Inc.	5,888	100,626
SmartHeat, Inc. (a)	9,395	111,518
Westinghouse Air Brake Technologies Corp.	4,873	182,884
		395,028
Marine - 1.1%
Horizon Lines, Inc.	35,433	225,000
Professional Services - 3.5%
CoStar Group, Inc. (a)	10,428	429,842
Odyssey Marine Exploration, Inc. (a)	28,780	53,531
Resources Connection, Inc. (a)	13,512	230,515
UTEK Corp. (a)	3,370	16,007
		729,895
Road & Rail - 0.9%
Landstar System, Inc.	1,990	75,739
Old Dominion Freight Line, Inc. (a)	4,049	123,211
		198,950
TOTAL INDUSTRIALS		2,420,803

INFORMATION TECHNOLOGY - 34.7%
Communications Equipment - 4.1%
ARRIS Group, Inc. (a)	13,268	172,617
CommScope, Inc. (a)	15,279	457,300
DG FastChannel, Inc. (a)	10,800	226,152
		856,069
Electronic Equipment, Instruments & Components - 2.9%
Amphenol Corp. Class A	4,940	186,139
DTS, Inc. (a)	11,255	308,162
L-1 Identity Solutions, Inc. (a)	15,872	110,946
		605,247
Internet Software & Services - 14.9%
Constant Contact, Inc. (a)	7,573	145,780
DealerTrack Holdings, Inc. (a)	11,951	225,993
Equinix, Inc. (a)	4,543	417,956
GSI Commerce, Inc. (a)	13,435	259,430
Inuvo, Inc. (a)	16,288	3,746
LivePerson, Inc. (a)	59,660	300,686
NaviSite, Inc. (a)	70,055	153,421
NIC, Inc.	19,653	174,715
Omniture, Inc. (a)	10,908	233,868
SAVVIS, Inc. (a)	9,654	152,726
Switch & Data Facilities Co., Inc. (a)	7,557	102,851
TechTarget, Inc. (a)	7,650	43,605
VistaPrint N.V. (a)	13,230	671,423
Vocus, Inc. (a)	11,887	248,319
		3,134,519
IT Services - 3.1%
Euronet Worldwide, Inc. (a)	13,795	331,494
Information Services Group, Inc. (a)	45,551	181,749
Yucheng Technologies Ltd. (a)	20,024	143,572
		656,815
Semiconductor & Semiconductor Equipment - 1.5%
Atmel Corp. (a)	75,090	314,627
Software - 8.2%
Concur Technologies, Inc. (a)	4,141	164,646
Monotype Imaging Holdings, Inc. (a)	18,849	158,520
Salary.com, Inc. (a)	4,007	12,742
Solera Holdings, Inc.	19,127	595,041
Ultimate Software Group, Inc. (a)	27,122	778,944
		1,709,893
TOTAL INFORMATION TECHNOLOGY		7,277,170

MATERIALS - 1.0%
Chemicals - 1.0%
Nalco Holding Co.	10,163	208,240
TOTAL MATERIALS		208,240

TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.4%
inContact, Inc. (a)	29,564	88,101
Wireless Telecommunication Services - 1.2%
SBA Communications Corp. Class A (a)	9,576	258,839
TOTAL TELECOMMUNICATION SERVICES		346,940

Total Common Stocks (Cost $20,581,346)		$20,745,253

Warrants - 0.0%	Underlying Shares	Value
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
PokerTek, Inc.
(Acquired 04/23/2007, Cost $10,537) (a)(c)(d)
Expiration: April, 2012, Exercise Price: $10.80	2,172	—
Total Warrants (Cost $10,536)		—

Money Market Funds - 1.5%	Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I	322,000	$322,000
Total Money Market Funds (Cost $322,000)		$322,000

Total Investments - 100.6% (Cost $20,913,882) (e)		$21,067,253
Liabilities in Excess of Other Assets - (0.6)%		(130,356)
Net Assets - 100.0%		$20,936,897

Percentages are stated as a percent of net assets.
Abbreviations:
GDR: Global Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent national fair valuation service that has been approved by the Board. These securities represent $149,943 or 0.7% of the Portfolio's net assets. Other Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges whose local chose times are consistent with the U.S. market close, normally 4:00 pm Eastern Time.
(c) Represents a security deemed to be illiquid. At September 30, 2009, the value of illiquid securities in the Portfolio totaled $911 or 0.0%
of the Portfolio's net assets.
(d) Market quotations for these investments were not readily available at September 30, 2009. As discussed in Note 2 of the
Notes to Schedule of Investments, prices for theses issues were derived from estimates of fair market value using methods determined in good faith by the Fund's Pricing Committee under the supervision of the Board. At September 30, 2009, the value of these securities totaled $0 or 0.0% of the Portfolio's net assets.
(e) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedule of Investments.

The accompanying notes are an integral part of these schedule of investments.

Ohio National Fund, Inc.
Mid Cap Opportunity Portfolio

Schedule of Investments	September 30, 2009 (Unaudited)

Common Stocks - 92.7%	Shares	Value
CONSUMER DISCRETIONARY - 15.1%
Hotels, Restaurants & Leisure - 3.4%
Starbucks Corp. (a)	49,410	$1,020,316
Wynn Resorts Ltd. (a)	11,930	845,718
		1,866,034
Internet & Catalog Retail - 2.9%
NetFlix, Inc. (a)	18,060	833,830
priceline.com, Inc. (a)	4,730	784,329
		1,618,159
Multiline Retail - 0.8%
Nordstrom, Inc.	14,260	435,500
Specialty Retail - 8.0%
Advance Auto Parts Inc.	9,490	372,767
Guess?, Inc.	32,970	1,221,209
Ross Stores, Inc.	27,030	1,291,223
Urban Outfitters, Inc. (a)	48,470	1,462,340
		4,347,539
TOTAL CONSUMER DISCRETIONARY		8,267,232

CONSUMER STAPLES - 1.5%
Personal Products - 1.5%
Mead Johnson Nutrition Co. Class A	17,740	800,251
TOTAL CONSUMER STAPLES		800,251

ENERGY - 11.7%
Energy Equipment & Services - 6.8%
Cameron International Corp. (a)	21,680	819,937
Core Laboratories N.V.	10,220	1,053,580
FMC Technologies, Inc. (a)	35,180	1,837,803
		3,711,320
Oil, Gas & Consumable Fuels - 4.9%
Comstock Resources, Inc. (a)	14,280	572,342
Range Resources Corp.	19,660	970,418
Southwestern Energy Co. (a)	26,970	1,151,080
		2,693,840
TOTAL ENERGY		6,405,160

FINANCIALS - 6.6%
Capital Markets - 3.1%
Affiliated Managers Group, Inc. (a)	17,770	1,155,228
Invesco Ltd.	23,350	531,446
		1,686,674
Diversified Financial Services - 3.5%
CME Group, Inc.	2,980	918,406
IntercontinentalExchange Inc. (a)	10,300	1,001,057
		1,919,463
TOTAL FINANCIALS		3,606,137

HEALTH CARE - 11.3%
Biotechnology - 3.1%
Myriad Genetics, Inc. (a)	16,340	447,716
United Therapeutics Corp. (a)	18,240	893,578
Vertex Pharmaceuticals, Inc. (a)	8,990	340,721
		1,682,015
Health Care Equipment & Supplies - 4.2%
IDEXX Laboratories, Inc. (a)	7,060	353,000
Inverness Medical Innovations, Inc. (a)	22,790	882,657
Sirona Dental Systems, Inc. (a)	17,160	510,510
St. Jude Medical, Inc. (a)	14,070	548,870
		2,295,037
Health Care Providers & Services - 0.8%
Quest Diagnostics, Inc.	8,880	463,447
Life Sciences Tools & Services - 2.1%
Covance, Inc. (a)	11,450	620,018
Life Technologies Corp. (a)	11,710	545,101
		1,165,119
Pharmaceuticals - 1.1%
Mylan, Inc. (a)	36,100	577,961

TOTAL HEALTH CARE		6,183,579

INDUSTRIALS - 12.7%
Aerospace & Defense - 2.2%
Precision Castparts Corp.	5,030	512,406
TransDigm Group, Inc. (a)	13,280	661,477
		1,173,883
Construction & Engineering - 1.2%
Aecom Technology Corp. (a)	24,260	658,417
Electrical Equipment - 1.0%
SunPower Corp. Class A (a)	17,680	528,455
Machinery - 5.3%
Bucyrus International, Inc.	26,220	933,956
Danaher Corp.	11,250	757,350
Flowserve Corp.	6,720	662,189
IDEX Corp.	19,300	539,435
		2,892,930
Professional Services - 1.4%
FTI Consulting, Inc. (a)	18,480	787,433
Road & Rail - 1.6%
J.B. Hunt Transport Services, Inc.	17,340	557,134
Landstar System, Inc.	8,016	305,089
		862,223
TOTAL INDUSTRIALS		6,903,341

INFORMATION TECHNOLOGY - 28.4%
Communications Equipment - 6.5%
Brocade Communications Systems, Inc. (a)	140,710	1,105,981
F5 Networks, Inc. (a)	32,090	1,271,727
Research In Motion Ltd. (a)	8,750	591,062
Tellabs, Inc. (a)	80,170	554,776
		3,523,546
Computers & Peripherals - 1.1%
NetApp, Inc. (a)	22,570	602,168
Electronic Equipment, Instruments & Components - 2.0%
Amphenol Corp. Class A	15,030	566,331
Itron, Inc. (a)	8,110	520,175
		1,086,506
Internet Software & Services - 6.6%
Akamai Technologies, Inc. (a)	64,180	1,263,062
GSI Commerce, Inc. (a)	35,080	677,395
Netease.com - ADR (a)	20,990	958,823
VeriSign, Inc. (a)	29,000	687,010
		3,586,290
IT Services - 2.9%
Global Payments, Inc.	16,510	771,017
Mastercard, Inc. Class A	4,167	842,359
		1,613,376
Semiconductors & Semiconductor Equipment - 3.8%
Avago Technologies Ltd. (a)	37,360	637,735
Intersil Corp. Class A	35,110	537,534
Lam Research Corp. (a)	26,150	893,284
		2,068,553
Software - 5.5%
Activision Blizzard, Inc. (a)	115,930	1,436,373
McAfee, Inc. (a)	22,260	974,765
Salesforce.com, Inc. (a)	10,690	608,582
		3,019,720
TOTAL INFORMATION TECHNOLOGY		15,500,159

MATERIALS - 5.4%
Chemicals - 2.6%
FMC Corp.	9,870	555,187
Praxair, Inc.	10,540	861,013
		1,416,200
Metals & Mining - 2.8%
Reliance Steel & Aluminum Co.	16,890	718,839
Steel Dynamics, Inc.	52,410	803,969
		1,522,808
TOTAL MATERIALS		2,939,008

Total Common Stocks (Cost $40,610,839)		$50,604,867

Money Market Funds - 8.3%	Shares	Value
Federated Prime Cash Obligations Fund
Institutional Shares	1,786,000	$1,786,000
Fidelity Institutional Money Market Funds
Prime Money Market Portfolio - Class I	2,723,000	2,723,000
Total Money Market Funds ( Cost $4,509,000)		$4,509,000

Total Investments - 101.0% (Cost $45,119,839) (b)		$55,113,867
Liabilities in Excess of Other Assets - (1.0)%		(558,099)
Net Assets - 100.0%		$54,555,768

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.

The accompanying notes are an integral part of these schedules of investments.

Ohio National Fund, Inc.
S&P 500® Index Portfolio

Schedule of Investments	September 30, 2009 (Unaudited)

Common Stocks - 98.0%	Shares	Value
CONSUMER DISCRETIONARY - 8.9%
Auto Components - 0.2%
Goodyear Tire & Rubber Co. / The (a)	3,900	$66,417
Johnson Controls, Inc.	9,500	242,820
		309,237
Automobiles - 0.3%
Ford Motor Co. (a)	51,387	370,500
Harley-Davidson, Inc.	3,700	85,100
		455,600
Distributors - 0.0%
Genuine Parts Co.	2,500	95,150
Diversified Consumer Services - 0.2%
Apollo Group, Inc. Class A (a)	2,000	147,340
DeVry, Inc.	1,000	55,320
H&R Block, Inc.	5,300	97,414
		300,074
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp.	7,000	232,960
Darden Restaurants, Inc.	2,200	75,086
International Game Technology	4,700	100,956
Marriott International, Inc. Class A	4,033	111,271
McDonald's Corp.	17,400	993,018
Starbucks Corp. (a)	11,700	241,605
Starwood Hotels & Resorts Worldwide, Inc.	3,000	99,090
Wyndham Worldwide Corp.	2,860	46,675
Wynn Resorts Ltd. (a)	1,100	77,979
Yum! Brands, Inc.	7,400	249,824
		2,228,464
Household Durables - 0.3%
Black & Decker Corp. / The	1,000	46,290
D.R. Horton, Inc.	4,400	50,204
Fortune Brands, Inc.	2,400	103,152
Harman International Industries, Inc.	1,100	37,268
KB Home	1,200	19,932
Leggett & Platt, Inc.	2,500	48,500
Lennar Corp. Class A	2,500	35,625
Newell Rubbermaid, Inc.	4,400	69,036
Pulte Homes, Inc.	5,050	55,499
Whirlpool Corp.	1,155	80,804
		546,310
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	5,300	494,808
Expedia, Inc. (a)	3,400	81,430
		576,238
Leisure Equipment & Products - 0.1%
Eastman Kodak Co.	4,300	20,554
Hasbro, Inc.	2,000	55,500
Mattel, Inc.	5,700	105,222
		181,276
Media - 2.6%
CBS Corp. Class B	10,850	130,743
Comcast Corp. Class A	45,753	772,768
DIRECTV Group, Inc. / The (a)	7,200	198,576
Gannett Co., Inc.	3,700	46,287
Interpublic Group of Companies, Inc. (a)	7,723	58,077
McGraw-Hill Companies, Inc. / The	5,000	125,700
Meredith Corp.	600	17,964
New York Times Co. Class A / The	1,800	14,616
News Corp. Class A	35,800	429,242
Omnicom Group, Inc.	5,000	184,700
Scripps Networks Interactive, Inc.	1,400	51,730
Time Warner Cable, Inc.	5,632	242,683
Time Warner, Inc.	18,866	542,963
Viacom, Inc. Class B (a)	9,650	270,586
Walt Disney Co. / The	29,600	812,816
Washington Post Co. Class B / The	100	46,808
		3,946,259
Multiline Retail - 0.9%
Big Lots, Inc. (a)	1,300	32,526
Family Dollar Stores, Inc.	2,200	58,080
J.C. Penney Co., Inc.	3,800	128,250
Kohl's Corp. (a)	4,900	279,545
Macy's, Inc.	6,676	122,104
Nordstrom, Inc.	2,600	79,404
Sears Holdings Corp. (a)	801	52,313
Target Corp.	12,000	560,160
		1,312,382
Specialty Retail - 1.9%
Abercrombie & Fitch Co. Class A	1,400	46,032
AutoNation, Inc. (a)	1,500	27,120
AutoZone, Inc. (a)	550	80,421
Bed Bath & Beyond, Inc. (a)	4,200	157,668
Best Buy Co., Inc.	5,475	205,422
GameStop Corp. Class A (a)	2,600	68,822
Gap, Inc. / The	7,650	163,710
Home Depot, Inc. / The	27,200	724,608
Limited Brands, Inc.	4,300	73,057
Lowe's Companies, Inc.	23,600	494,184
Office Depot, Inc. (a)	4,400	29,128
O'Reilly Automotive, Inc. (a)	2,200	79,508
RadioShack Corp.	2,000	33,140
Sherwin-Williams Co. / The	1,600	96,256
Staples, Inc.	11,500	267,030
Tiffany & Co.	2,000	77,060
TJX Cos., Inc. / The	6,800	252,620
		2,875,786
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.	5,100	167,892
NIKE, Inc. Class B	6,200	401,140
Polo Ralph Lauren Corp.	900	68,958
V.F. Corp.	1,400	101,402
		739,392
TOTAL CONSUMER DISCRETIONARY		13,566,168

CONSUMER STAPLES - 11.3%
Beverages - 2.6%
Brown-Forman Corp. Class B	1,750	84,385
Coca-Cola Co. / The	36,900	1,981,530
Coca-Cola Enterprises, Inc.	5,100	109,191
Constellation Brands, Inc. Class A (a)	3,200	48,480
Dr. Pepper Snapple Group, Inc. (a)	4,000	115,000
Molson Coors Brewing Co. Class B	2,500	121,700
Pepsi Bottling Group, Inc. / The	2,300	83,812
PepsiCo, Inc.	24,800	1,454,768
		3,998,866
Food & Staples Retailing - 2.8%
Costco Wholesale Corp.	6,900	389,574
CVS Caremark Corp.	23,020	822,735
Kroger Co. / The	10,400	214,656
Safeway, Inc.	6,600	130,152
SUPERVALU, Inc.	3,419	51,490
Sysco Corp.	9,400	233,590
Walgreen Co.	15,800	592,026
Wal-Mart Stores, Inc.	34,400	1,688,696
Whole Foods Market, Inc. (a)	2,200	67,078
		4,189,997
Food Products - 1.6%
Archer-Daniels-Midland Co.	10,250	299,505
Campbell Soup Co.	3,100	101,122
ConAgra Foods, Inc.	7,000	151,760
Dean Foods Co. (a)	2,900	51,591
General Mills, Inc.	5,200	334,776
H.J. Heinz Co.	5,000	198,750
Hershey Company / The	2,600	101,036
Hormel Foods Corp.	1,100	39,072
J.M. Smucker Co. / The	1,900	100,719
Kellogg Co.	4,100	201,843
Kraft Foods, Inc. Class A	23,476	616,715
McCormick & Co., Inc.	2,100	71,274
Sara Lee Corp.	11,100	123,654
Tyson Foods, Inc. Class A	4,900	61,887
		2,453,704
Household Products - 2.5%
Clorox Co. / The	2,200	129,404
Colgate-Palmolive Co.	7,900	602,612
Kimberly-Clark Corp.	6,600	389,268
Procter & Gamble Co. / The	46,522	2,694,554
		3,815,838
Personal Products - 0.2%
Avon Products, Inc.	6,800	230,928
Estee Lauder Cos. Inc. Class A / The	1,900	70,452
		301,380
Tobacco - 1.6%
Altria Group, Inc.	33,000	587,730
Lorillard, Inc.	2,597	192,957
Philip Morris International, Inc.	30,800	1,501,192
Reynolds American, Inc.	2,700	120,204
		2,402,083
TOTAL CONSUMER STAPLES		17,161,868

ENERGY - 11.5%
Energy Equipment & Services - 1.9%
Baker Hughes, Inc.	4,900	209,034
BJ Services Co.	4,700	91,321
Cameron International Corp. (a)	3,500	132,370
Diamond Offshore Drilling, Inc.	1,100	105,072
ENSCO International, Inc.	2,300	97,842
FMC Technologies, Inc. (a)	2,000	104,480
Halliburton Co.	14,400	390,528
Nabors Industries Ltd. (a)	4,500	94,050
National Oilwell Varco, Inc. (a)	6,700	288,971
Rowan Cos., Inc.	1,800	41,526
Schlumberger Ltd.	19,100	1,138,360
Smith International, Inc.	3,500	100,450
		2,794,004
Oil, Gas & Consumable Fuels - 9.6%
Anadarko Petroleum Corp.	7,800	489,294
Apache Corp.	5,322	488,719
Cabot Oil & Gas Corp.	1,700	60,775
Chesapeake Energy Corp.	10,200	289,680
Chevron Corp.	31,938	2,249,394
ConocoPhillips	23,600	1,065,776
CONSOL Energy, Inc.	2,900	130,819
Denbury Resources, Inc. (a)	4,000	60,520
Devon Energy Corp.	7,100	478,043
El Paso Corp.	11,200	115,584
EOG Resources, Inc.	4,000	334,040
Exxon Mobil Corp.	76,600	5,255,526
Hess Corp.	4,600	245,916
Marathon Oil Corp.	11,320	361,108
Massey Energy Co.	1,400	39,046
Murphy Oil Corp.	3,000	172,710
Noble Energy, Inc.	2,800	184,688
Occidental Petroleum Corp.	12,900	1,011,360
Peabody Energy Corp.	4,300	160,046
Pioneer Natural Resources Co.	1,800	65,322
Range Resources Corp.	2,500	123,400
Southwestern Energy Co. (a)	5,500	234,740
Spectra Energy Corp.	10,318	195,423
Sunoco, Inc.	1,900	54,055
Tesoro Corp.	2,200	32,956
Valero Energy Corp.	9,000	174,510
Williams Cos., Inc. / The	9,300	166,191
XTO Energy, Inc.	9,266	382,871
		14,622,512
TOTAL ENERGY		17,416,516

FINANCIALS - 14.9%
Capital Markets - 3.0%
Ameriprise Financial, Inc.	4,080	148,226
Bank Of New York Mellon Corp. / The	19,211	556,927
Charles Schwab Corp. / The	15,200	291,080
E*TRADE Financial Corp. (a)	14,800	25,900
Federated Investors, Inc. Class B	1,400	36,918
Franklin Resources, Inc.	2,400	241,440
Goldman Sachs Group, Inc. / The	8,150	1,502,453
Invesco Ltd.	6,600	150,216
Janus Capital Group, Inc.	2,900	41,122
Legg Mason, Inc.	2,600	80,678
Morgan Stanley	21,700	670,096
Northern Trust Corp.	3,800	221,008
State Street Corp.	7,900	415,540
T. Rowe Price Group, Inc.	4,100	187,370
		4,568,974
Commercial Banks - 2.8%
BB&T Corp.	10,900	296,916
Comerica, Inc.	2,400	71,208
Fifth Third Bancorp	12,650	128,145
First Horizon National Corp. (a)	3,497	46,262
Huntington Bancshares, Inc.	9,100	42,861
KeyCorp	14,000	91,000
M&T Bank Corp.	1,300	81,016
Marshall & Ilsley Corp.	5,900	47,613
PNC Financial Services Group, Inc.	7,342	356,748
Regions Financial Corp.	18,975	117,835
SunTrust Banks, Inc.	8,000	180,400
U.S. Bancorp	30,490	666,511
Wells Fargo & Co.	74,413	2,096,958
Zions Bancorporation	2,000	35,940
		4,259,413
Consumer Finance - 0.8%
American Express Co.	19,000	644,100
Capital One Financial Corp.	7,273	259,864
Discover Financial Services	8,550	138,767
SLM Corp. (a)	7,500	65,400
		1,108,131
Diversified Financial Services - 4.5%
Bank of America Corp.	137,927	2,333,725
Citigroup, Inc.	207,869	1,006,086
CME Group, Inc.	1,075	331,304
IntercontinentalExchange, Inc. (a)	1,200	116,628
JPMorgan Chase & Co.	62,643	2,745,016
Leucadia National Corp. (a)	3,000	74,160
Moody's Corp.	3,100	63,426
NASDAQ OMX Group, Inc. / The (a)	2,300	48,415
NYSE Euronext	4,100	118,449
		6,837,209
Insurance - 2.6%
Aflac, Inc.	7,500	320,550
Allstate Corp. / The	8,500	260,270
American International Group, Inc. (a)	2,195	96,822
AON Corp.	4,400	179,036
Assurant, Inc.	1,900	60,914
Chubb Corp. / The	5,600	282,296
Cincinnati Financial Corp.	2,566	66,690
Genworth Financial, Inc. Class A	7,700	92,015
Hartford Financial Services Group, Inc. / The	6,100	161,650
Lincoln National Corp.	4,786	124,005
Loews Corp.	5,761	197,314
Marsh & McLennan Companies, Inc.	8,300	205,259
MBIA, Inc. (a)	2,500	19,400
MetLife, Inc.	13,000	494,910
Principal Financial Group, Inc.	5,100	139,689
Progressive Corp. / The (a)	10,800	179,064
Prudential Financial, Inc.	7,400	369,334
Torchmark Corp.	1,300	56,459
Travelers Companies, Inc. / The	9,059	445,975
Unum Group	5,300	113,632
XL Capital Ltd. Class A	5,500	96,030
		3,961,314
Real Estate Investment Trusts - 1.1%
Apartment Investment & Management Co. Class A	1,873	27,627
AvalonBay Communities, Inc.	1,231	89,531
Boston Properties, Inc.	2,200	144,210
Equity Residential	4,400	135,080
HCP, Inc.	4,700	135,078
Health Care REIT, Inc.	1,900	79,078
Host Hotels & Resorts, Inc.	9,600	112,992
Kimco Realty Corp.	6,000	78,240
Plum Creek Timber Co. Inc.	2,600	79,664
ProLogis	7,100	84,632
Public Storage	2,200	165,528
Simon Property Group, Inc.	4,534	314,795
Ventas, Inc.	2,500	96,250
Vornado Realty Trust	2,484	159,994
		1,702,699
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. (a)	3,800	44,612
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	7,500	98,625
Peoples United Financial, Inc.	5,600	87,136
		185,761
TOTAL FINANCIALS		22,668,113

HEALTH CARE - 12.9%
Biotechnology - 1.7%
Amgen, Inc. (a)	16,206	976,087
Biogen Idec, Inc. (a)	4,645	234,666
Celgene Corp. (a)	7,300	408,070
Cephalon, Inc. (a)	1,200	69,888
Genzyme Corp. (a)	4,300	243,939
Gilead Sciences, Inc. (a)	14,400	670,752
		2,603,402
Health Care Equipment & Supplies - 2.0%
Baxter International, Inc.	9,600	547,296
Becton, Dickinson & Co.	3,800	265,050
Boston Scientific Corp. (a)	24,003	254,192
C.R. Bard, Inc.	1,600	125,776
CareFusion Corp. (a)	2,850	62,130
DENTSPLY International, Inc.	2,400	82,896
Hospira, Inc. (a)	2,610	116,406
Intuitive Surgical, Inc. (a)	600	157,350
Medtronic, Inc.	17,600	647,680
St. Jude Medical, Inc. (a)	5,500	214,555
Stryker Corp.	4,500	204,435
Varian Medical Systems, Inc. (a)	2,000	84,260
Zimmer Holdings, Inc. (a)	3,370	180,126
		2,942,152
Health Care Providers & Services - 1.9%
Aetna, Inc.	7,000	194,810
AmerisourceBergen Corp.	4,700	105,186
Cardinal Health, Inc.	5,700	152,760
CIGNA Corp.	4,300	120,787
Coventry Health Care, Inc. (a)	2,400	47,904
DaVita, Inc. (a)	1,700	96,288
Express Scripts, Inc. (a)	4,400	341,352
Humana, Inc. (a)	2,700	100,710
Laboratory Corp. of America Holdings (a)	1,700	111,690
McKesson Corp.	4,200	250,110
Medco Health Solutions, Inc. (a)	7,576	419,029
Patterson Cos., Inc. (a)	1,500	40,875
Quest Diagnostics, Inc.	2,500	130,475
Tenet Healthcare Corp. (a)	6,950	40,866
UnitedHealth Group, Inc.	18,500	463,240
WellPoint, Inc. (a)	7,600	359,936
		2,976,018
Health Care Technology - 0.0%
IMS Health, Inc.	2,900	44,515
Life Sciences Tools & Services - 0.4%
Life Technologies Corp. (a)	2,817	131,131
Millipore Corp. (a)	900	63,297
PerkinElmer, Inc.	1,900	36,556
Thermo Fisher Scientific, Inc. (a)	6,500	283,855
Waters Corp. (a)	1,500	83,790
		598,629
Pharmaceuticals - 6.9%
Abbott Laboratories	24,600	1,216,962
Allergan, Inc.	4,900	278,124
Bristol-Myers Squibb Co.	31,600	711,632
Eli Lilly & Co.	16,100	531,783
Forest Laboratories, Inc. (a)	4,800	141,312
Johnson & Johnson	43,900	2,673,071
King Pharmaceuticals, Inc. (a)	4,000	43,080
Merck & Co., Inc.	33,600	1,062,768
Mylan, Inc. (a)	4,900	78,449
Pfizer, Inc.	107,530	1,779,621
Schering-Plough Corp.	26,000	734,500
Watson Pharmaceuticals, Inc. (a)	1,700	62,288
Wyeth	21,300	1,034,754
		10,348,344
TOTAL HEALTH CARE		19,513,060

INDUSTRIALS - 10.1%
Aerospace & Defense - 2.7%
Boeing Co. / The	11,600	628,140
General Dynamics Corp.	6,100	394,060
Goodrich Corp.	2,000	108,680
Honeywell International, Inc.	12,000	445,800
ITT Corp.	2,900	151,235
L-3 Communications Holdings, Inc.	1,900	152,608
Lockheed Martin Corp.	5,100	398,208
Northrop Grumman Corp.	5,100	263,925
Precision Castparts Corp.	2,200	224,114
Raytheon Co.	6,200	297,414
Rockwell Collins, Inc.	2,500	127,000
United Technologies Corp.	15,000	913,950
		4,105,134
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	2,700	155,925
Expeditors International of Washington, Inc.	3,400	119,510
FedEx Corp.	5,000	376,100
United Parcel Service, Inc. Class B	15,900	897,873
		1,549,408
Airlines - 0.1%
Southwest Airlines Co.	11,800	113,280
Building Products - 0.1%
Masco Corp.	5,700	73,644
Commercial Services & Supplies - 0.5%
Avery Dennison Corp.	1,800	64,818
Cintas Corp.	2,100	63,651
Iron Mountain, Inc. (a)	2,900	77,314
Pitney Bowes, Inc.	3,300	82,005
R.R. Donnelley & Sons Co.	3,300	70,158
Republic Services, Inc.	5,180	137,633
Stericycle, Inc. (a)	1,400	67,830
Waste Management, Inc.	7,900	235,578
		798,987
Construction & Engineering - 0.2%
Fluor Corp.	2,900	147,465
Jacobs Engineering Group, Inc. (a)	2,000	91,900
Quanta Services, Inc. (a)	3,200	70,816
		310,181
Electrical Equipment - 0.4%
Emerson Electric Co.	12,000	480,960
Rockwell Automation, Inc.	2,300	97,980
		578,940
Industrial Conglomerates - 2.4%
3M Co.	11,100	819,180
General Electric Co.	169,400	2,781,548
Textron, Inc.	4,300	81,614
		3,682,342
Machinery - 1.6%
Caterpillar, Inc.	9,900	508,167
Cummins, Inc.	3,200	143,392
Danaher Corp.	4,100	276,012
Deere & Co.	6,700	287,564
Dover Corp.	3,000	116,280
Eaton Corp.	2,600	147,134
Flowserve Corp.	900	88,686
Illinois Tool Works, Inc.	6,100	260,531
PACCAR, Inc.	5,812	219,170
Pall Corp.	1,900	61,332
Parker Hannifin Corp.	2,600	134,784
Snap-On, Inc.	900	31,284
Stanley Works / The	1,300	55,497
		2,329,833
Professional Services - 0.1%
Dun & Bradstreet Corp.	800	60,256
Equifax, Inc.	2,000	58,280
Monster Worldwide, Inc. (a)	2,000	34,960
Robert Half International, Inc.	2,400	60,048
		213,544
Road & Rail - 0.9%
Burlington Northern Santa Fe Corp.	4,200	335,286
CSX Corp.	6,200	259,532
Norfolk Southern Corp.	5,900	254,349
Ryder System, Inc.	900	35,154
Union Pacific Corp.	8,000	466,800
		1,351,121
Trading Companies & Distributors - 0.1%
Fastenal Co.	2,100	81,270
W.W. Grainger, Inc.	1,000	89,360
		170,630
TOTAL INDUSTRIALS		15,277,044

INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 2.7%
Ciena Corp. (a)	1,442	23,476
Cisco Systems, Inc. (a)	91,900	2,163,326
Harris Corp.	2,100	78,960
JDS Uniphase Corp. (a)	3,475	24,707
Juniper Networks, Inc. (a)	8,400	226,968
Motorola, Inc.	36,600	314,394
QUALCOMM, Inc.	26,500	1,191,970
Tellabs, Inc. (a)	6,300	43,596
		4,067,397
Computers & Peripherals - 5.6%
Apple, Inc. (a)	14,300	2,650,791
Dell, Inc. (a)	27,400	418,124
EMC Corp. (a)	32,200	548,688
Hewlett-Packard Co.	37,800	1,784,538
International Business Machines Corp.	20,900	2,499,849
Lexmark International, Inc. Class A (a)	1,200	25,848
NetApp, Inc. (a)	5,400	144,072
QLogic Corp. (a)	1,900	32,680
SanDisk Corp. (a)	3,600	78,120
Sun Microsystems, Inc. (a)	12,050	109,535
Teradata Corp. (a)	2,700	74,304
Western Digital Corp. (a)	3,600	131,508
		8,498,057
Electronic Equipment, Instruments & Components - 0.5%
Agilent Technologies, Inc. (a)	5,500	153,065
Amphenol Corp. Class A	2,700	101,736
Corning, Inc.	24,800	379,688
FLIR Systems, Inc. (a)	2,400	67,128
Jabil Circuit, Inc.	2,900	38,889
Molex, Inc.	2,200	45,936
		786,442
Internet Software & Services - 1.8%
Akamai Technologies, Inc. (a)	2,700	53,136
eBay, Inc. (a)	17,900	422,619
Google, Inc. Class A (a)	3,850	1,909,023
VeriSign, Inc. (a)	3,100	73,439
Yahoo!, Inc. (a)	19,000	338,390
		2,796,607
IT Services - 1.1%
Affiliated Computer Services, Inc. Class A (a)	1,600	86,672
Automatic Data Processing, Inc.	8,000	314,400
Cognizant Technology Solutions Corp. Class A (a)	4,700	181,702
Computer Sciences Corp. (a)	2,400	126,504
Convergys Corp. (a)	2,000	19,880
Fidelity National Information Services, Inc.	3,100	79,081
Fiserv, Inc. (a)	2,500	120,500
Mastercard, Inc. Class A	1,525	308,279
Paychex, Inc.	5,100	148,155
Total System Services, Inc.	3,177	51,181
Western Union Co. / The	11,147	210,901
		1,647,255
Office Electronics - 0.1%
Xerox Corp.	13,900	107,586
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc. (a)	8,900	50,374
Altera Corp.	4,700	96,397
Analog Devices, Inc.	4,600	126,868
Applied Materials, Inc.	21,300	285,420
Broadcom Corp. Class A (a)	6,850	210,226
Intel Corp.	89,200	1,745,644
KLA-Tencor Corp.	2,700	96,822
Linear Technology Corp.	3,500	96,705
LSI Corp. (a)	10,400	57,096
MEMC Electronic Materials, Inc. (a)	3,600	59,868
Microchip Technology, Inc.	2,900	76,850
Micron Technology, Inc. (a)	13,500	110,700
National Semiconductor Corp.	3,700	52,799
Novellus Systems, Inc. (a)	1,600	33,568
NVIDIA Corp. (a)	8,700	130,761
Teradyne, Inc. (a)	2,800	25,900
Texas Instruments, Inc.	20,100	476,169
Xilinx, Inc.	4,400	103,048
		3,835,215
Software - 4.0%
Adobe Systems, Inc. (a)	8,400	277,536
Autodesk, Inc. (a)	3,700	88,060
BMC Software, Inc. (a)	2,900	108,837
CA, Inc.	6,300	138,537
Citrix Systems, Inc. (a)	2,900	113,767
Compuware Corp. (a)	3,800	27,854
Electronic Arts, Inc. (a)	5,200	99,060
Intuit, Inc. (a)	5,100	145,350
McAfee, Inc. (a)	2,500	109,475
Microsoft Corp.	123,600	3,200,004
Novell, Inc. (a)	5,500	24,805
Oracle Corp.	62,300	1,298,332
Red Hat, Inc. (a)	3,000	82,920
Salesforce.com, Inc. (a)	1,700	96,781
Symantec Corp. (a)	12,994	214,011
		6,025,329
TOTAL INFORMATION TECHNOLOGY		27,763,888

MATERIALS - 3.4%
Chemicals - 2.0%
Air Products and Chemicals, Inc.	3,300	256,014
Airgas, Inc.	1,300	62,881
CF Industries Holdings, Inc.	800	68,984
Dow Chemical Co. / The	18,200	474,474
E.I. du Pont de Nemours & Co.	14,400	462,816
Eastman Chemical Co.	1,200	64,248
Ecolab, Inc.	3,800	175,674
FMC Corp.	1,200	67,500
International Flavors & Fragrances, Inc.	1,300	49,309
Monsanto Co.	8,686	672,297
PPG Industries, Inc.	2,600	151,346
Praxair, Inc.	4,900	400,281
Sigma-Aldrich Corp.	1,900	102,562
		3,008,386
Construction Materials - 0.1%
Vulcan Materials Co.	2,000	108,140
Containers & Packaging - 0.2%
Ball Corp.	1,500	73,800
Bemis Co., Inc	1,700	44,047
Owens-Illinois, Inc. (a)	2,700	99,630
Pactiv Corp. (a)	2,100	54,705
Sealed Air Corp.	2,500	49,075
		321,257
Metals & Mining - 0.9%
AK Steel Holding Corp.	1,700	33,541
Alcoa, Inc.	15,500	203,360
Allegheny Technologies, Inc.	1,600	55,984
Freeport-McMoRan Copper & Gold, Inc.	6,576	451,179
Newmont Mining Corp.	7,800	343,356
Nucor Corp.	5,000	235,050
Titanium Metals Corp.	1,400	13,426
United States Steel Corp.	2,300	102,051
		1,437,947
Paper & Forest Products - 0.2%
International Paper Co.	6,900	153,387
MeadWestvaco Corp.	2,700	60,237
Weyerhaeuser Co.	3,400	124,610
		338,234
TOTAL MATERIALS		5,213,964

TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	94,078	2,541,047
CenturyTel, Inc.	4,746	159,466
Frontier Communications Corp.	5,000	37,700
Qwest Communications International, Inc.	23,600	89,916
Verizon Communications, Inc.	45,300	1,371,231
Windstream Corp.	6,996	70,869
		4,270,229
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	6,300	229,320
MetroPCS Communications, Inc. (a)	4,200	39,312
Sprint Nextel Corp. (a)	45,832	181,036
		449,668
TOTAL TELECOMMUNICATION SERVICES		4,719,897

UTILITIES - 3.6%
Electric Utilities - 2.0%
Allegheny Energy, Inc.	2,700	71,604
American Electric Power Co., Inc.	7,600	235,524
Duke Energy Corp.	20,636	324,811
Edison International	5,200	174,616
Entergy Corp.	3,100	247,566
Exelon Corp.	10,500	521,010
FirstEnergy Corp.	4,900	224,028
FPL Group, Inc.	6,600	364,518
Northeast Utilities	2,800	66,472
Pepco Holdings, Inc.	3,500	52,080
Pinnacle West Capital Corp.	1,600	52,512
PPL Corp.	6,000	182,040
Progress Energy, Inc.	4,500	175,770
Southern Co. / The	12,700	402,209
		3,094,760
Gas Utilities - 0.1%
EQT Corp.	2,100	89,460
Nicor, Inc.	700	25,613
Questar Corp.	2,800	105,168
		220,241
Independent Power Producers & Energy Traders - 0.2%
AES Corp. / The (a)	10,600	157,092
Constellation Energy Group, Inc.	3,200	103,584
Dynegy Inc. Class A (a)	8,099	20,652
		281,328
Multi-Utilities - 1.3%
Ameren Corp.	3,700	93,536
CenterPoint Energy, Inc.	6,200	77,066
CMS Energy Corp.	3,600	48,240
Consolidated Edison, Inc.	4,400	180,136
Dominion Resources Inc.	9,500	327,750
DTE Energy Co.	2,600	91,364
Integrys Energy Group, Inc.	1,212	43,499
NiSource, Inc.	4,400	61,116
PG&E Corp.	5,900	238,891
Public Service Enterprise Group, Inc.	8,100	254,664
SCANA Corp.	1,800	62,820
Sempra Energy	3,900	194,259
TECO Energy, Inc.	3,400	47,872
Wisconsin Energy Corp.	1,900	85,823
Xcel Energy, Inc.	7,300	140,452
		1,947,488
TOTAL UTILITIES		5,543,817

Total Common Stocks (Cost $153,482,984)		$148,844,335

Exchange Traded Funds - 2.5%	Shares	Value
Standard & Poor's Depository Receipts® (SPDRs®)	35,725	$3,771,131
Total Exchange Traded Funds (Cost $3,642,606)		$3,771,131

Total Investments - 100.5% (Cost $157,125,590) (b)		$152,615,466
Liabilities in Excess of Other Assets - (0.5)%		(813,596)
Net Assets - 100.0%		$151,801,870

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to Schedule of Investments.

The accompanying notes are an integral part of these schedules of investments.

Ohio National Fund, Inc.
Strategic Value Portfolio

Schedule of Investments	September 30, 2009 (Unaudited)

Common Stocks - 98.0%	Shares	Value
CONSUMER DISCRETIONARY - 3.1%
Hotels, Restaurants & Leisure - 3.1%
McDonald's Corp.	9,025	$515,057
TOTAL CONSUMER DISCRETIONARY		515,057

CONSUMER STAPLES - 29.6%
Beverages - 5.4%
Coca-Cola Co. / The	8,015	430,406
Diageo PLC (a)	16,910	260,163
PepsiCo, Inc.	3,470	203,550
		894,119
Food Products - 10.5%
General Mills, Inc.	3,600	231,768
H.J. Heinz Co.	12,975	515,756
Kraft Foods, Inc. Class A	19,575	514,235
Unilever PLC (a)	17,110	488,901
		1,750,660
Household Products - 6.6%
Clorox Co. / The	2,800	164,696
Kimberly-Clark Corp.	8,475	499,856
Procter & Gamble Co. / The	7,360	426,291
		1,090,843
Tobacco - 7.1%
Altria Group, Inc.	13,220	235,448
Lorillard, Inc.	2,300	170,890
Philip Morris International, Inc.	9,735	474,484
Reynolds American, Inc.	6,710	298,729
		1,179,551
TOTAL CONSUMER STAPLES		4,915,173

ENERGY - 16.2%
Oil, Gas & Consumable Fuels - 16.2%
BP PLC - ADR	10,430	555,189
Chevron Corp.	8,150	574,005
ConocoPhillips	8,905	402,150
Royal Dutch Shell PLC - B Shares (a)	20,620	572,805
Total S.A. (a)	9,720	577,756
TOTAL ENERGY		2,681,905

HEALTH CARE - 15.9%
Pharmaceuticals - 15.9%
Abbott Laboratories	7,150	353,710
Bristol-Myers Squibb Co.	19,775	445,333
Eli Lilly & Co.	11,200	369,936
GlaxoSmithKline PLC (a)	24,805	489,080
Johnson & Johnson	7,360	448,150
Merck & Co., Inc.	16,520	522,528
TOTAL HEALTH CARE		2,628,737

INDUSTRIALS - 3.0%
Commercial Services & Supplies - 0.9%
Waste Management, Inc.	4,900	146,118
Electrical Equipment - 1.0%
Emerson Electric Co.	4,400	176,352
Industrial Conglomerates - 1.1%
3M Co.	2,400	177,120
TOTAL INDUSTRIALS		499,590

TELECOMMUNICATION SERVICES - 16.8%
Diversified Telecommunication Services - 14.1%
AT&T, Inc.	17,000	459,170
BCE, Inc.	17,480	430,857
CenturyTel, Inc.	6,825	229,320
Deutsche Telekom AG (a)	21,795	297,444
France Telecom SA (a)	11,545	307,871
Verizon Communications, Inc.	13,320	403,196
Windstream Corp.	21,405	216,833
		2,344,691
Wireless Telecommunication Services - 2.7%
Vodafone Group PLC - ADR	19,770	444,825
TOTAL TELECOMMUNICATION SERVICES		2,789,516

UTILITIES - 13.4%
Electric Utilities - 7.4%
Duke Energy Corp.	26,720	420,573
Progress Energy, Inc.	11,690	456,611
Southern Co. / The	11,260	356,604
		1,233,788
Gas Utilities - 1.8%
AGL Resources, Inc.	8,310	293,094
Multi-Utilities - 4.2%
Dominion Resources Inc.	11,225	387,262
SCANA Corp.	8,575	299,268
		686,530
TOTAL UTILITIES		2,213,412

Total Common Stocks (Cost $17,162,417)		$16,243,390

Money Market Funds - 1.7%	Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I	288,000	$288,000
Total Money Market Funds (Cost $288,000)		$288,000

Total Investments - 99.7% (Cost $17,450,417) (b)		$16,531,390
Other Assets in Excess of Liabilities - 0.3%		52,234
Net Assets - 100.0%		$16,583,624

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price.
These fair value estimates are determined by an independent national fair valuation service that has been approved by the Board.
These securities represent $2,994,020 or 18.1% of the Portfolio's net assets. Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges whose local close times are consistent with the U.S. market close, normally 4:00 pm Eastern Time.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to Schedule of Investments.

The accompanying notes are an integral part of these schedules of investments.

Ohio National Fund, Inc.
High Income Bond Portfolio

Schedule of Investments	September 30, 2009 (Unaudited)

Corporate Bonds - 96.1%	Face Amount	Value
CONSUMER DISCRETIONARY - 28.8%
Auto Components - 0.8%
Cooper-Standard Automotive, Inc.
8.375%, 12/15/2014 (Acquired 12/16/2004 through 5/15/2008, Cost, $214,803) (d)	$250,000	$38,750
Hawk Corp.
8.750%, 11/01/2014	100,000	101,250
Tenneco, Inc.
8.625%, 11/15/2014	375,000	353,437
United Components, Inc.
9.375%, 06/15/2013	800,000	646,000
		1,139,437
Automobiles - 0.3%
Affinia Group, Inc.
10.750%, 08/15/2016 (b)	50,000	54,000
Motors Liquidation Co.
7.400%, 09/01/2025 (Acquired 12/20/2006 through 4/02/2008, Cost, $891,033) (d)	1,100,000	170,500
Yonkers Racing Corp.
11.375%, 07/15/2016 (b)	200,000	209,000
		433,500
Distributors - 0.1%
Baker & Taylor, Inc.
11.500%, 07/01/2013 (b)	400,000	161,000
Diversified Consumer Services - 1.7%
Education Management LLC / Education Management Finance Corp.
10.250%, 06/01/2016	975,000	1,087,125
KAR Holdings, Inc.
8.750%, 05/01/2014	150,000	149,250
10.000%, 05/01/2015	675,000	681,750
Knowledge Learning Corp.
7.750%, 02/01/2015 (b)	550,000	533,500
		2,451,625
Hotels, Restaurants & Leisure - 7.5%
American Casino & Entertainment Properties
11.000%, 06/15/2014 (b)	550,000	492,250
Ameristar Casinos, Inc.
9.250%, 06/01/2014 (b)	625,000	651,562
Dave & Busters, Inc.
11.250%, 03/15/2014	450,000	453,375
Fontainebleau Las Vegas Holdings LLC / Fontainebleau Las Vegas Capital Corp.
11.000%, 06/15/2015 (Acquired 05/24/2007 through 05/02/2008, Cost $361,055) (b) (d)	375,000	12,187
Great Canadian Gaming Corp.
7.250%, 02/15/2015 (b)	575,000	549,125
Harrahs Operating Escrow LLC
11.250%, 06/01/2017 (b)	350,000	361,375
11.250%, 06/01/2017 (b)	250,000	253,750
Herbst Gaming, Inc.
7.000%, 11/15/2014 (Acquired 11/05/2004 through 01/03/2008, Cost, $352,676) (a) (d) (e)	375,000	15,234
Indianapolis Downs LLC & Indiana Downs Capital Corp.
11.000%, 11/01/2012 (b)	725,000	431,375
15.500%, 11/01/2013 (b)	93,859	39,890
Jacobs Entertainment, Inc.
9.750%, 06/15/2014	550,000	503,938
Mandalay Resort Group
9.375%, 02/15/2010	165,000	165,000
MGM Mirage, Inc.
8.375%, 02/01/2011	200,000	186,000
13.000%, 11/15/2013 (b)	75,000	86,250
5.875%, 02/27/2014	700,000	553,000
10.375%, 05/15/2014 (b)	50,000	53,625
7.500%, 06/01/2016	450,000	351,000
11.125%, 11/15/2017 (b)	175,000	192,063
11.375%, 03/01/2018 (b)	425,000	401,625
NPC International, Inc.
9.500%, 05/01/2014	650,000	653,250
Peninsula Gaming LLC
8.375%, 08/15/2015 (b)	250,000	251,250
10.750%, 08/15/2017 (b)	450,000	454,500
Penn National Gaming, Inc.
6.750%, 03/01/2015	425,000	409,062
8.750%, 08/15/2019 (b)	225,000	226,688
Royal Caribbean Cruises Ltd.
7.000%, 06/15/2013	250,000	239,375
7.250%, 06/15/2016	425,000	395,250
San Pasqual Casino Development Group
8.000%, 09/15/2013 (b)	350,000	339,500
Seminole Hard Rock International Inc. / Seminole Hard Rock International LLC
2.799%, 03/15/2014 (b) (c)	400,000	324,000
Shingle Springs Tribal Gaming Authority
9.375%, 06/15/2015 (b)	575,000	416,875
Tunica-Biloxi Gaming Authority
9.000%, 11/15/2015 (b)	200,000	181,000
Universal City Development Partners, Ltd. / UCDP Finance, Inc.
11.750%, 04/01/2010	325,000	328,250
Universal City Florida Holding Co. I/II
5.233%, 05/01/2010 (c)	525,000	515,813
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
6.625%, 12/01/2014	500,000	485,000
		10,972,437
Household Durables - 1.5%
Jarden Corp.
8.000%, 05/01/2016	225,000	231,750
7.500%, 05/01/2017	725,000	708,688
Norcraft Companies LP / Norcraft Capital Corp.
9.750%, 09/01/2012	350,000	334,250
Sealy Mattress Co.
8.250%, 06/15/2014	675,000	627,750
10.875%, 04/15/2016 (b)	300,000	332,250
		2,234,688
Leisure Equipment & Products - 2.1%
True Temper Sports, Inc.
8.375%, 09/15/2011 (Acquired 03/03/2004 through 02/08/2006, Cost, $269,092) (a) (d) (e)	275,000	2,062
Visant Holding Corp.
7.625%, 10/01/2012	1,225,000	1,232,656
8.750%, 12/01/2013	1,325,000	1,354,813
10.250%, 12/01/2013	550,000	572,000
		3,161,531
Media - 10.8%
AAC Group Holding Corp.
10.250%, 10/01/2012	550,000	530,750
16.750% to 04/01/2011 then
12.750%, 10/01/2012 (b)	148,750	92,969
Affinity Group Holding, Inc.
9.000%, 02/15/2012	175,000	121,625
10.875%, 02/15/2012 (Acquired 03/21/2005 through 02/22/2008, Cost, $220,782) (d)(e)	225,490	91,323
American Achievement Corp.
8.250%, 04/01/2012 (b)	425,000	425,000
CCH II LLC / CCH II Capital Corp.
10.250%, 09/15/2010 (Acquired 11/19/2003 through 09/17/2007, Cost $580,207) (d)	575,000	649,750
CCO Holdings LLC / CCO Holdings Capital
8.750%, 11/15/2013 (Acquired 03/16/2009 through 09/03/2009, Cost, $280,750) (a) (d)	300,000	306,000
CSC Holdings, Inc.
8.500%, 04/15/2014 (b)	125,000	131,875
7.875%, 02/15/2018	150,000	153,750
Cinemark, Inc.
8.625%, 06/15/2019 (b)	575,000	597,281
Dex Media West LLC / Dex Media Finance Co.
9.875%, 08/15/2013 (Acquired 08/15/2003 through 07/22/2008, Cost, $419,420) (d)	422,000	77,015
Dex Media, Inc.
9.000%, 11/15/2013 (Acquired 11/03/2003 through 02/05/2004, Cost, $273,372) (d)	275,000	48,125
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
6.375%, 06/15/2015	150,000	152,625
EchoStar DBS Corp.
6.625%, 10/01/2014	850,000	828,750
FoxCo Acquisition Sub. LLC
13.375%, 07/15/2016 (b)	575,000	368,000
Idearc, Inc.
8.000%, 11/15/2016 (Acquired 11/01/2006 through 06/08/2007, Cost, $631,081) (d)	625,000	31,250
Intelsat Intermediate Holding Co. Ltd.
0.000% to 02/01/2010 then	1,500,000	1,503,750
9.500%, 02/01/2015
Intelsat Jackson Holdings Ltd.
11.250%, 06/15/2016	1,525,000	1,639,375
Interpublic Group of Companies Inc.
10.000%, 07/15/2017 (b)	575,000	623,875
Kabel Deutschland GmbH
10.625%, 07/01/2014	650,000	687,375
Lamar Media Corp.
7.250%, 01/01/2013	50,000	49,437
9.750%, 04/01/2014	175,000	190,313
6.625%, 08/15/2015	950,000	874,000
MediMedia USA, Inc.
11.375%, 11/15/2014 (b)	775,000	561,875
Newport Television LLC / NTV Finance Corp.
13.000%, 03/15/2017 (b)	427,500	149,625
Nexstar Broadcasting, Inc.
7.000%, 01/15/2014 (b)	430,113	217,207
7.000%, 01/15/2014	225,000	113,625
Nielsen Finance LLC / Nielsen Finance Co.
11.625%, 02/01/2014	450,000	477,000
11.500%, 05/01/2016	400,000	422,000
0.000% to 08/01/2011 then	325,000	257,562
12.500%, 08/01/2016
Quebecor Media, Inc.
7.750%, 03/15/2016	450,000	447,750
R.H. Donnelley Corp.
6.875%, 01/15/2013 (Acquired 01/13/2006 through 02/28/2007, Cost, $357,325) (d)	375,000	23,438
8.875%, 01/15/2016 (Acquired 01/13/2006, Cost, $150,000) (d)	150,000	9,375
8.875%, 10/15/2017 (Acquired 09/19/2007 and 10/2/2007, Cost, $450,000) (d)	450,000	28,125
Rainbow National Services LLC
10.375%, 09/01/2014 (b)	639,000	675,743
Readers Digest Association, Inc. / The
9.000%, 02/15/2017 (Acquired 02/27/2007 through 10/31/2007, Cost, $618,265) (d)	725,000	14,500
Regal Cinemas Corp.
8.625%, 07/15/2019 (b)	100,000	104,000
TruVo Subsidiary Corp.
8.375%, 12/01/2014 (b) (e)	475,000	131,219
Univision Communications Inc.
12.000%, 07/01/2014 (b)	75,000	81,000
9.750%, 03/15/2015 (b)	394,687	305,882
Videotron Ltee
6.375%, 12/15/2015	100,000	96,000
9.125%, 04/15/2018	75,000	81,563
9.125%, 04/15/2018 (b)	200,000	217,500
Virgin Media Finance PLC
9.500%, 08/15/2016	650,000	687,375
XM Satellite Radio Holdings, Inc.
11.250%, 06/15/2013 (b)	125,000	131,250
13.000%, 08/01/2014 (b)	400,000	394,000
		15,801,827
Multiline Retail - 1.6%
Dollar General Corp.
11.875%, 07/15/2017	750,000	847,500
J.C. Penney Corp. Inc.
7.400%, 04/01/2037	125,000	111,875
Macy's Retail Holdings, Inc.
6.650%, 07/15/2024	75,000	59,522
7.000%, 02/15/2028	100,000	79,396
6.900%, 04/01/2029	125,000	99,233
6.900%, 01/15/2032	50,000	38,937
Toys "R" Us Property Co I LLC
10.750%, 07/15/2017 (b)	600,000	648,000
QVC, Inc.
7.500%, 10/01/2019 (b)	425,000	427,656
		2,312,119
Specialty Retail - 2.0%
Limited Brands, Inc.
8.500%, 06/15/2019 (b)	525,000	550,128
NBC Acquisition Corp.
11.000%, 03/15/2013	350,000	204,750
Nebraska Book Co., Inc.
10.000%, 12/01/2011 (b)	525,000	523,687
8.625%, 03/15/2012	825,000	728,062
Penske Auto Group, Inc.
7.750%, 12/15/2016	275,000	255,063
Sally Holdings LLC
10.500%, 11/15/2016	650,000	680,875
		2,942,565
Textiles, Apparel & Luxury Goods - 0.4%
Phillips-Van Heusen Corp.
7.250%, 02/15/2011	150,000	151,688
8.125%, 05/01/2013	450,000	460,125
		611,813
TOTAL CONSUMER DISCRETIONARY		42,222,542

CONSUMER STAPLES - 7.1%
Beverages - 0.5%
Constellation Brands, Inc.
8.375%, 12/15/2014	150,000	157,125
7.250%, 09/01/2016	175,000	175,000
7.250%, 05/15/2017	350,000	350,000
		682,125
Food & Staples Retailing - 1.0%
Couche-Tard U.S. LP / Couche-Tard Finance Corp.
7.500%, 12/15/2013	125,000	127,031
General Nutrition Centers, Inc.
5.178%, 03/15/2014 (c)	925,000	823,250
SUPERVALU, Inc.
8.000%, 05/01/2016	500,000	520,000
		1,470,281
Food Products - 4.3%
ASG Consolidated LLC / ASG Finance, Inc.
11.500%, 11/01/2011	200,000	195,000
B&G Foods, Inc.
8.000%, 10/01/2011	900,000	915,750
12.000%, 10/30/2016 (f)	16,900	136,552
Dean Foods Co.
7.000%, 06/01/2016	650,000	622,375
Del Monte Corp.
7.500%, 10/15/2019 (b)	300,000	304,500
M-Foods Holdings Inc.
9.750%, 10/01/2013 (b)	275,000	283,937
Michael Foods, Inc.
8.000%, 11/15/2013	550,000	561,000
Pilgrims Pride Corp.
8.375%, 05/01/2017 (Acquired 05/04/2007 through 07/15/2008, Cost $564,329) (a) (d)	575,000	633,937
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp.
9.250%, 04/01/2015	425,000	433,500
10.625%, 04/01/2017	425,000	436,156
Reddy Ice Holdings, Inc.
10.500%, 11/01/2012	750,000	579,375
Smithfield Foods, Inc.
7.750%, 05/15/2013	350,000	313,250
10.000%, 07/15/2014 (b)	300,000	316,500
7.750%, 07/01/2017	325,000	268,938
Tyson Foods, Inc.
10.500%, 03/01/2014	275,000	312,813
		6,313,583
Household Products - 0.7%
Central Garden and Pet Co.
9.125%, 02/01/2013	675,000	685,969
Solo Cup Company / Solo Cup Operating Corp.
10.500%, 11/01/2013 (b)	75,000	79,875
Spectrum Brands, Inc.
12.000%, 08/28/2019	350,000	334,250
		1,100,094
Tobacco - 0.6%
Alliance One International, Inc.
10.000%, 07/15/2016 (b)	350,000	363,125
10.000%, 07/15/2016 (b)	100,000	103,750
Reynolds American, Inc.
7.750%, 06/01/2018	325,000	355,240
		822,115
TOTAL CONSUMER STAPLES		10,388,198

ENERGY - 7.3%
Energy Equipment & Services - 0.7%
Basic Energy Services, Inc.
7.125%, 04/15/2016	375,000	296,250
CGG-Veritas
9.500%, 05/15/2016 (b)	75,000	79,688
7.750%, 05/15/2017	375,000	374,062
Complete Production Services, Inc.
8.000%, 12/15/2016	225,000	205,875
		955,875
Oil, Gas & Consumable Fuels - 6.6%
Chesapeake Energy Corp.
7.500%, 09/15/2013	325,000	324,594
9.500%, 02/15/2015	325,000	343,687
6.875%, 01/15/2016	675,000	642,937
6.875%, 11/15/2020	425,000	380,375
Forest Oil Corp.
8.500%, 02/15/2014 (b)	100,000	101,250
7.250%, 06/15/2019	450,000	423,000
Hilcorp Energy I LP / Hilcorp Finance Co.
7.750%, 11/01/2015 (b)	400,000	380,000
Holly Energy Partners LP
6.250%, 03/01/2015	900,000	828,000
Inergy LP / Inergy Finance Corp.
6.875%, 12/15/2014	625,000	600,000
8.750%, 03/01/2015 (b)	150,000	154,875
Linn Energy LLC
11.750%, 05/15/2017 (b)	200,000	216,500
MarkWest Energy Partners LP / MarkWest Energy Finance
8.750%, 04/15/2018	850,000	850,000
Petroplus Finance Ltd.
6.750%, 05/01/2014 (b)	200,000	188,250
7.000%, 05/01/2017 (b)	225,000	205,875
Pioneer Natural Resources Co.
6.875%, 05/01/2018	300,000	287,794
Plains Exploration & Production Co.
7.750%, 06/15/2015	600,000	598,500
7.000%, 03/15/2017	125,000	119,688
Range Resources Corp.
6.375%, 03/15/2015	100,000	97,750
7.500%, 05/15/2016	150,000	150,750
Regency Energy Partners LP / Regency Energy Finance Corp.
8.375%, 12/15/2013	575,000	583,625
9.375%, 06/01/2016 (b)	250,000	261,250
SandRidge Energy, Inc.
9.875%, 05/15/2016 (b)	100,000	104,750
8.000%, 06/01/2018 (b)	250,000	241,875
Southern Star Central Corp.
6.750%, 03/01/2016	225,000	216,000
Southwestern Energy Co.
7.500%, 02/01/2018	150,000	152,250
Tennessee Gas Pipeline Co.
8.375%, 06/15/2032	460,000	554,573
Williams Cos., Inc. / The
7.625%, 07/15/2019	450,000	486,688
7.875%, 09/01/2021	250,000	270,946
		9,765,782
TOTAL ENERGY		10,721,657

FINANCIALS - 6.5%
Capital Markets - 0.9%
Nuveen Investments, Inc.
10.500%, 11/15/2015 (b)	950,000	826,500
Reliance Intermediate Holdings LP
9.500%, 12/15/2019 (b)	550,000	545,875
		1,372,375
Consumer Finance - 4.3%
Ford Motor Credit Co. LLC
9.875%, 08/10/2011	500,000	507,309
7.250%, 10/25/2011	875,000	850,204
3.260%, 01/13/2012 (c)	550,000	495,688
7.500%, 08/01/2012	400,000	384,305
8.000%, 06/01/2014	250,000	240,477
8.000%, 12/15/2016	900,000	836,096
GMAC LLC
6.875%, 09/15/2011 (b)	2,322,000	2,217,510
7.000%, 02/01/2012 (b)	557,000	523,580
8.000%, 11/01/2031 (b)	260,000	211,900
		6,267,069
Real Estate Investment Trusts - 1.1%
Host Hotels & Resorts LP
7.125%, 11/01/2013	325,000	322,562
6.875%, 11/01/2014	250,000	245,625
6.375%, 03/15/2015	175,000	166,688
6.750%, 06/01/2016	100,000	95,500
Ventas Realty LP / Ventas Capital Corp.
7.125%, 06/01/2015	100,000	99,750
6.500%, 06/01/2016	300,000	292,500
6.750%, 04/01/2017	375,000	369,375
		1,592,000
Real Estate Management & Development - 0.2%
HRP Myrtle Beach Operations LLC / HRP Myrtle Beach Capital Corp.
7.383%, 04/01/2012 (Acquired 03/23/2006 through 01/02/2008, Cost $150,000) (b) (c) (d) (e) (f)	275,000	28
lcahn Enterprises LP / lcahn Enterprises Finance Corp.
7.125%, 02/15/2013	250,000	241,875
		241,903
TOTAL FINANCIALS		9,473,347

HEALTH CARE - 9.4%
Health Care Equipment & Supplies - 2.7%
Accellent, Inc.
10.500%, 12/01/2013	400,000	384,000
Bausch & Lomb, Inc.
9.875%, 11/01/2015	550,000	578,875
Biomet, Inc.
10.375%, 10/15/2017	75,000	80,062
11.625%, 10/15/2017	1,275,000	1,396,125
Inverness Medical Innovations Inc.
7.875%, 02/01/2016	275,000	266,750
9.000%, 05/15/2016	500,000	498,125
VWR Funding, Inc.
10.250%, 07/15/2015	900,000	825,750
		4,029,687
Health Care Providers & Services - 6.4%
AMR HoldCo, Inc. / EmCare HoldCo, Inc.
10.000%, 02/15/2015	625,000	664,062
CRC Health Corp.
10.750%, 02/01/2016	550,000	387,750
Fresenius US Finance II
9.000%, 07/15/2015 (b)	325,000	355,875
HCA, Inc.
9.250%, 11/15/2016	550,000	569,938
9.625%, 11/15/2016	2,226,516	2,321,143
9.875%, 02/15/2017 (b)	225,000	239,625
7.875%, 02/15/2020 (b)	275,000	276,719
7.500%, 11/06/2033	225,000	175,225
National Mentor Holdings, Inc.
11.250%, 07/01/2014	475,000	454,812
Omnicare, Inc.
6.875%, 12/15/2015	550,000	530,750
Psychiatric Solutions Inc.
7.750%, 07/15/2015 (b)	125,000	118,125
United Surgical Partners International, Inc.
9.250%, 05/01/2017	625,000	596,875
Universal Hospital Services, Inc.
4.635%, 06/01/2015 (c)	150,000	127,875
8.500%, 06/01/2015	325,000	320,125
Vanguard Health Holding Co. I LLC
9.000%, 10/01/2014	550,000	563,750
0.000% to 10/01/2009 then
11.250%, 10/01/2015	150,000	156,750
Viant Holdings, Inc.
10.125%, 07/15/2017 (b)	625,000	596,875
Yankee Acquisition Corp.
8.500%, 02/15/2015	200,000	189,000
9.750%, 02/15/2017	825,000	761,063
		9,406,337
Life Sciences Tools & Services - 0.3%
Bio-Rad Laboratories, Inc.
6.125%, 12/15/2014	275,000	268,813
8.000%, 09/15/2016 (b)	150,000	156,000
		424,813
TOTAL HEALTH CARE		13,860,837

INDUSTRIALS - 11.9%
Aerospace & Defense - 2.2%
Alliant Techsystems, Inc.
6.750%, 04/01/2016	500,000	485,000
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co.
9.750%, 04/01/2017	200,000	123,000
L-3 Communications Corp.
6.125%, 07/15/2013	425,000	432,437
6.125%, 01/15/2014	700,000	708,750
5.875%, 01/15/2015	225,000	225,000
6.375%, 10/15/2015	225,000	228,375
Sequa Corporation
11.750%, 12/01/2015 (b)	300,000	238,500
13.500%, 12/01/2015 (b)	177,078	135,465
TransDigm, Inc.
7.750%, 07/15/2014 (b)	225,000	218,531
7.750%, 07/15/2014	450,000	448,875
		3,243,933
Air Freight & Logistics - 0.3%
CEVA Group PLC
10.000%, 09/01/2014 (b)	450,000	402,750
11.625%, 09/01/2014 (b)	100,000	97,127
		499,877
Building Products - 0.4%
Nortek, Inc.
10.000%, 12/01/2013	125,000	128,125
8.500%, 09/01/2014	250,000	173,750
Panolam Industries International, Inc.
10.750%, 10/01/2013 (Aquired 05/08/2006 through 04/17/2007, Cost, $233,056) (d)	225,000	11,250
Ply Gem Industries, Inc.
11.750%, 06/15/2013	250,000	221,250
USG Corp.
9.750%, 08/01/2014 (b)	50,000	52,500
		586,875
Commercial Services & Supplies - 4.5%
ACCO Brands Corp.
10.625%, 03/15/2015 (b)	100,000	105,000
Allied Waste North America, Inc.
7.125%, 05/15/2016	375,000	396,147
Altegrity, Inc.
10.500%, 11/01/2015 (b)	425,000	361,250
11.750%, 05/01/2016 (b)	425,000	329,375
ARAMARK Corp.
3.983%, 02/01/2015 (c)	250,000	218,125
8.500%, 02/01/2015	1,075,000	1,089,781
Browning-Ferris Industries, Inc.
9.250%, 05/01/2021	225,000	276,134
Global Cash Access LLC / Global Cash Finance Corp.
8.750%, 03/15/2012	500,000	497,500
Interface, Inc.
11.375%, 11/01/2013 (b)	50,000	54,500
RSC Equipment Rental, Inc. / RSC Holdings III, LLC
9.500%, 12/01/2014	600,000	582,000
10.000%, 07/15/2017 (b)	175,000	189,000
SGS International, Inc.
12.000%, 12/15/2013	825,000	734,250
West Corp.
9.500%, 10/15/2014	850,000	837,250
11.000%, 10/15/2016	1,000,000	997,500
		6,667,812
Electrical Equipment - 1.5%
Baldor Electric Co.
8.625%, 02/15/2017	225,000	229,500
Belden, Inc.
7.000%, 03/15/2017	450,000	430,312
9.250%, 06/15/2019 (b)	200,000	209,000
General Cable Corp.
2.972%, 04/01/2015 (c)	325,000	286,813
7.125%, 04/01/2017	600,000	591,000
Sensus Metering Systems, Inc.
8.625%, 12/15/2013	400,000	398,000
		2,144,625
Machinery - 1.4%
ALH Finance LLC / ALH Finance Corp.
8.500%, 01/15/2013	500,000	477,500
Esco Corp.
4.174%, 12/15/2013 (b) (c)	225,000	203,625
8.625%, 12/15/2013 (b)	250,000	246,250
Mueller Water Products, Inc.
7.375%, 06/01/2017	250,000	219,062
SPX Corp.
7.625%, 12/15/2014	550,000	556,875
Valmont Industries, Inc.
6.875%, 05/01/2014	375,000	383,438
		2,086,750
Marine - 0.2%
Stena AB
7.500%, 11/01/2013	200,000	186,500
7.000%, 12/01/2016	175,000	149,844
		336,344
Road & Rail - 1.0%
Hertz Corp.
8.875%, 01/01/2014	625,000	634,375
10.500%, 01/01/2016	300,000	313,500
Kansas City Southern Railway Co.
13.000%, 12/15/2013	225,000	259,875
8.000%, 06/01/2015	250,000	256,250
		1,464,000
Trading Companies & Distributors - 0.4%
American Tire Distributors Holdings, Inc.
10.750%, 04/01/2013	175,000	161,000
Interline Brands, Inc.
8.125%, 06/15/2014	400,000	394,000
		555,000
TOTAL INDUSTRIALS		17,585,216

INFORMATION TECHNOLOGY - 6.1%
Computers & Peripherals - 0.4%
Seagate Technology International / Seagate Technology HDD Holdings
10.000%, 05/01/2014 (b)	100,000	109,750
6.800%, 10/01/2016	575,000	530,438
		640,188
Electronic Equipment, Instruments & Components - 0.1%
SMART Modular Technologies (WWH), Inc.
6.097%, 04/01/2012 (c)	114,000	102,030
Internet Software & Services - 0.4%
Terremark Worldwide, Inc.
12.000%, 06/15/2017 (b)	575,000	629,625
IT Services - 3.6%
Ceridian Corp.
11.250%, 11/15/2015	625,000	563,281
CompuCom Systems, Inc.
12.500%, 10/01/2015 (b)	700,000	656,250
First Data Corp.
9.875%, 09/24/2015	575,000	534,031
Intergen NV
9.000%, 06/30/2017 (b)	250,000	258,750
iPayment, Inc.
9.750%, 05/15/2014	350,000	236,250
Lender Processing Services, Inc.
8.125%, 07/01/2016	550,000	574,750
Stream Global Services, Inc.
11.250%, 10/01/2014 (b)	525,000	507,938
SunGard Data Systems, Inc.
9.125%, 08/15/2013	350,000	355,250
10.625%, 05/15/2015 (b)	375,000	399,375
10.250%, 08/15/2015	975,000	999,375
Unisys Corp.
12.500%, 01/15/2016	225,000	195,750
		5,281,000
Office Electronics - 0.1%
Xerox Corp.
7.625%, 06/15/2013	100,000	102,738
Semiconductor & Semiconductor Equipment - 0.4%
Freescale Semiconductor, Inc.
8.875%, 12/15/2014	375,000	288,750
9.125%, 12/15/2014	498,453	346,425
		635,175
Software - 1.1%
Activant Solutions, Inc.
9.500%, 05/01/2016	500,000	450,000
Open Solutions, Inc.
9.750%, 02/01/2015 (b)	250,000	174,062
Serena Software, Inc.
10.375%, 03/15/2016	450,000	427,500
SS&C Technologies, Inc.
11.750%, 12/01/2013	500,000	528,125
		1,579,687
TOTAL INFORMATION TECHNOLOGY		8,970,443

MATERIALS - 9.1%
Chemicals - 3.4%
Airgas, Inc.
7.125%, 10/01/2018 (b)	100,000	103,375
Ashland Inc.
9.125%, 06/01/2017 (b)	600,000	643,500
Chemtura Corp.
6.875%, 06/01/2016 (Acquired 04/19/2006 and 04/11/2007, Cost $346,755) (d) (e)	350,000	369,250
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC
9.750%, 11/15/2014	450,000	389,250
Huntsman International LLC
5.500%, 06/30/2016 (b)	425,000	363,375
Invista
9.250%, 05/01/2012 (b)	275,000	276,375
Koppers, Inc.
9.875%, 10/15/2013	200,000	207,500
Koppers Holdings, Inc.
0.000% to 11/15/2009 then
9.875%, 11/15/2014	225,000	226,687
Mosaic Co. / The
7.625%, 12/01/2016 (b)	175,000	186,767
Nalco Finance Holdings LLC / Nalco Finance Holdings, Inc.
9.000%, 02/01/2014	66,000	68,475
Nalco Co.
7.750%, 11/15/2011	35,000	35,175
8.875%, 11/15/2013	1,150,000	1,187,375
8.250%, 05/15/2017 (b)	75,000	79,125
Terra Capital, Inc.
7.000%, 02/01/2017	650,000	680,875
Union Carbide Corp.
7.875%, 04/01/2023	100,000	86,865
7.500%, 06/01/2025	50,000	42,730
		4,946,699
Containers & Packaging - 3.1%
Ball Corp.
7.125%, 09/01/2016	350,000	358,750
6.625%, 03/15/2018	250,000	241,875
Berry Plastic Holdings Corp.
8.875%, 09/15/2014	425,000	406,938
Crown Americas LLC / Crown Americas Capital Corp.
7.750%, 11/15/2015	775,000	792,438
7.625%, 05/15/2017 (b)	75,000	76,125
Graphic Packaging International Corp.
9.500%, 08/15/2013	775,000	802,125
9.500%, 06/15/2017 (b)	100,000	106,750
Greif, Inc.
7.750%, 08/01/2019 (b)	400,000	414,000
Owens-Brockway Glass Container, Inc.
8.250%, 05/15/2013	500,000	513,750
7.375%, 05/15/2016	200,000	204,000
Rock-Tenn Co.
9.250%, 03/15/2016	250,000	268,750
9.250%, 03/15/2016 (b)	200,000	215,000
Russell-Stanley Holdings, Inc.
9.000%, 11/30/2008 (Acquired 11/20/2001 and 05/30/2005, Cost $4,325) (a) (b) (d) (e) (f)	3,643	423
Sealed Air Corp
7.875%, 06/15/2017 (b)	100,000	105,601
		4,506,525
Metals & Mining - 1.2%
Aleris International, Inc.
9.000%, 12/15/2014 (Acquired 12/13/2006, Cost $175,000) (d)	175,000	192
10.000%, 12/15/2016 (Acquired 12/13/2006 and 05/30/2007, Cost $256,970) (d)	250,000	275
Compass Minerals International, Inc.
8.000%, 06/01/2019 (b)	150,000	152,438
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 04/01/2017	400,000	426,093
Teck Resources Ltd
9.750%, 05/15/2014	125,000	138,125
10.250%, 05/15/2016	825,000	936,375
10.750%, 05/15/2019	150,000	175,125
		1,828,623
Paper & Forest Products - 1.4%
Clearwater Paper Corp.
10.625%, 06/15/2016 (b)	125,000	135,781
Georgia-Pacific LLC
8.250%, 05/01/2016 (b)	900,000	938,250
NewPage Corp.
10.000%, 05/01/2012	300,000	199,500
12.000%, 05/01/2013	425,000	200,813
11.375%, 12/31/2014 (b)	250,000	246,875
PE Paper Escrow GmbH
12.000%, 08/01/2014 (b)	275,000	297,545
Verso Paper Holdings LLC
11.500%, 07/01/2014 (b)	100,000	103,000
		2,121,764
TOTAL MATERIALS		13,403,611

TELECOMMUNICATION SERVICES - 6.7%
Diversified Telecommunication Services - 1.5%
Qwest Corp.
8.875%, 03/15/2012	800,000	846,000
8.375%, 05/01/2016 (b)	50,000	52,000
SBA Telecommunications, Inc.
8.000%, 08/15/2016 (b)	325,000	333,937
8.250%, 08/15/2019 (b)	125,000	129,375
Valor Telecommunications Enterprises, LLC/Valor Telecommunications Finance Corp.
7.750%, 02/15/2015	100,000	102,575
Wind Acquisition Finance S.A.
11.750%, 07/15/2017 (b)	525,000	594,563
Windstream Corp.
8.625%, 08/01/2016	75,000	77,063
		2,135,513
Wireless Telecommunication Services - 5.2%
CC Holdings GS V LLC / Crown Castle GS III Corp.
7.750%, 05/01/2017 (b)	75,000	78,000
Centennial Communications Corp.
6.347%, 01/01/2013 (c)	275,000	269,500
10.000%, 01/01/2013	175,000	183,094
10.125%, 06/15/2013	300,000	310,500
8.125%, 02/01/2014	100,000	102,000
Crown Castle International Corp.
9.000%, 01/15/2015	75,000	78,937
Digicel Group Ltd.
8.875%, 01/15/2015 (b)	425,000	397,375
9.125%, 01/15/2015 (b)	487,000	457,780
Digicel Ltd.
9.250%, 09/01/2012 (b)	275,000	280,500
12.000%, 04/1/2014 (b)	500,000	560,000
MetroPCS Wireless, Inc.
9.250%, 11/01/2014	125,000	128,437
9.250%, 11/01/2014	925,000	950,437
Nextel Communications, Inc.
7.375%, 08/01/2015	900,000	812,250
Rogers Communications, Inc.
8.000%, 12/15/2012	675,000	696,938
Sprint Capital Corp.
6.900%, 05/01/2019	1,600,000	1,440,000
Sprint Nextel Corp.
6.000%, 12/01/2016	725,000	650,688
8.375%, 08/15/2017	325,000	325,000
		7,721,436
TOTAL TELECOMMUNICATION SERVICES		9,856,949

UTILITIES - 3.2%
Electric Utilities - 1.3%
Edison Mission Energy
7.750%, 06/15/2016	250,000	220,000
7.000%, 05/15/2017	500,000	420,000
NV Energy, Inc.
6.750%, 08/15/2017	425,000	418,755
Texas Competitive Electric Holdings Co. LLC
10.250%, 11/01/2015	1,100,000	797,500
		1,856,255
Gas Utilities - 0.4%
AmeriGas Partners LP
7.250%, 05/20/2015	275,000	269,500
7.125%, 05/20/2016	400,000	386,000
		655,500
Independent Power Producers & Energy Traders - 1.3%
Dynegy Holdings, Inc.
7.750%, 06/01/2019	675,000	578,812
Energy Future Competitive Holdings Co.
10.875%, 11/01/2017	100,000	76,000
NRG Energy, Inc.
7.250%, 02/01/2014	375,000	369,375
7.375%, 02/01/2016	775,000	751,750
7.375%, 01/15/2017	200,000	194,000
		1,969,937
Multi-Utilities - 0.2%
FPL Energy National Wind Portfolio
6.125%, 03/25/2019 (b)	252,169	230,507
TOTAL UTILITIES		4,712,199
TOTAL CORPORATE BONDS (COST $144,464,765)		$141,194,999

Convertible Bonds - 0.5%	Face Amount	Value
INDUSTRIALS - 0.5%
Professional Services - 0.5%
School Specialty, Inc.
3.750%, 08/01/2023	$550,000	$539,000
3.750%, 11/30/2026	225,000	208,406
Total Convertible Bonds (Cost $656,634)		$747,406

Preferred Stocks - 0.1%	Shares	Value
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Preferred Blocker, Inc.
9.000%, cumulative (b)	346	$201,231
Total Preferred Stocks (Cost $0)		$201,231

Common Stocks - 0.0%	Shares	Value
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%	507	$7,057
Virgin Media, Inc.		$7,057
Total Common Stocks (Cost $3,640)

Warrants - 0.0%	Contracts	Value
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Sirius XM Radio, Inc.	50	$30
Expiration: March 2010, Exercise Price: $9.83 (a)		$30
Total Warrants (Cost $0)

Money Market Funds - 1.7%	Shares	Value
Fidelity Institutional Money Market Funds	2,510,000	$2,510,000
Money Market Portfolio - Class I		$2,510,000
Total Money Market Funds (Cost $2,510,000)

Total Investments (Cost $147,635,039) - 98.4% (g)		$144,660,723
Other Assets in Excess of Liabilities - 1.6%		2,320,338
Net Assets - 100.0%		$146,981,061

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2009, the value of these securities totaled $37,159,220 or 25.3% of the Portfolio's net assets. Unless otherwise noted by (e) below, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(c) Security is a variable rate instrument in which the coupon rate is adjusted quarterly or semi-annually in concert with U.S. LIBOR.
Interest rates stated are those in effect at September 30, 2009.
(d) Represents a security that is in default. Unless otherwise noted by (e) below, these securities were deemed liquid persuant to procedures approved by the Board of Directors.
(e) Represents a security deemed to be illiquid. At September 30, 2009, the value of illiquid securities in the Portfolio totaled $609,539 or 0.4% of the Portfolio's net assets.
(f) Market quotations for these investments were not readily available at September 30, 2009. As discussed in Note 2 of the
Notes to Schedule of Investments, prices for theses issues were derived from estimates of fair market value using Board approved pricing policies or other methods determined in good faith by the Fund's Pricing Committee under the supervision of the Board. At September 30, 2009, the value of these securities totaled $137,003 or 0.1% of the Portfolio's net assets.
(g) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedule of Investments.

The accompanying notes are an integral part of these schedule of investments.

Ohio National Fund, Inc.
Capital Growth Portfolio

Schedule of Investments	September 30, 2009 (Unaudited)

Common Stocks - 99.5%	Shares	Value
CONSUMER DISCRETIONARY - 17.0%
Diversified Consumer Services - 2.9%
Coinstar, Inc. (a)	20,911	$689,645
Sotheby's	21,535	371,048
		1,060,693
Hotels, Restaurants & Leisure - 6.4%
Bally Technologies, Inc. (a)	20,155	773,347
BJ's Restaurants, Inc. (a)	34,410	515,806
Choice Hotels International, Inc.	5,550	172,383
Shuffle Master, Inc. (a)	70,135	660,672
Steak N Shake Co. / The (a)	14,921	175,620
		2,297,828
Household Durables - 1.9%
Universal Electronics, Inc. (a)	33,666	687,459
Internet & Catalog Retail - 1.0%
NetFlix, Inc. (a)	7,630	352,277
Specialty Retail - 2.3%
Genesco, Inc. (a)	34,156	822,135
Textiles, Apparel & Luxury Goods - 2.5%
True Religion Apparel, Inc. (a)	34,216	887,221
TOTAL CONSUMER DISCRETIONARY		6,107,613

CONSUMER STAPLES - 1.1%
Personal Products - 1.1%
Herbalife Ltd.	11,740	384,368
TOTAL CONSUMER STAPLES		384,368

ENERGY - 4.8%
Energy Equipment & Services - 3.7%
Lufkin Industries, Inc.	16,085	855,400
OYO Geospace Corp. (a)	18,715	483,409
		1,338,809
Oil, Gas & Consumable Fuels - 1.1%
Whiting Petroleum Corp. (a)	6,845	394,135
TOTAL ENERGY		1,732,944

FINANCIALS - 6.3%
Capital Markets - 1.6%
Broadpoint Gleacher Securities, Inc. (a)	25,990	216,756
Duff & Phelps Corp. Class A	18,135	347,467
		564,223
Commercial Banks - 1.1%
First Commonwealth Financial Corp.	31,175	177,074
UMB Financial Corp.	5,200	210,288
		387,362
Consumer Finance - 2.8%
Cash America International, Inc.	33,550	1,011,868
Real Estate Investment Trusts - 0.8%
Redwood Trust, Inc.	19,101	296,066
TOTAL FINANCIALS		2,259,519

HEALTH CARE - 24.8%
Biotechnology - 3.9%
BioMarin Pharmaceutical, Inc. (a)	26,145	472,702
Cubist Pharmaceuticals, Inc. (a)	7,610	153,722
Onyx Pharmaceuticals, Inc. (a)	10,915	327,122
Regeneron Pharmaceuticals, Inc. (a)	11,115	214,519
Seattle Genetics Inc. (a)	16,225	227,637
		1,395,702
Health Care Equipment & Supplies - 6.4%
American Medical Systems Holdings, Inc. (a)	51,920	878,486
Cutera, Inc. (a)	34,190	295,744
Thoratec Corp. (a)	36,758	1,112,665
		2,286,895
Health Care Providers & Services - 5.9%
Amedisys, Inc. (a)	11,165	487,129
Centene Corp. (a)	20,730	392,626
Genoptix, Inc. (a)	13,300	462,574
Lincare Holdings, Inc. (a)	12,909	403,406
Psychiatric Solutions, Inc. (a)	13,328	356,658
		2,102,393
Health Care Technology - 5.7%
Eclipsys Corp. (a)	38,287	738,939
MedAssets, Inc. (a)	20,611	465,190
Quality Systems, Inc.	10,360	637,865
Vital Images, Inc. (a)	16,815	210,524
		2,052,518
Life Sciences Tools & Services - 2.4%
Bio-Rad Laboratories, Inc. (a)	3,805	349,603
ICON PLC - ADR (a)	21,409	524,307
		873,910
Pharmaceuticals - 0.5%
Vivus, Inc. (a)	16,525	172,686
TOTAL HEALTH CARE		8,884,104

INDUSTRIALS - 13.8%
Commercial Services & Supplies - 5.4%
GEO Group, Inc. / The (a)	35,135	708,673
Ritchie Bros. Auctioneers, Inc.	28,500	699,390
Waste Connections, Inc. (a)	18,108	522,597
		1,930,660
Construction & Engineering - 1.9%
MasTec, Inc. (a)	14,000	170,100
Northwest Pipe Co. (a)	15,825	530,612
		700,712
Electrical Equipment - 3.1%
A123 Systems, Inc. (a)	14,535	309,886
GrafTech International Ltd. (a)	29,975	440,633
Regal-Beloit Corp.	7,911	361,612
		1,112,131
Marine - 0.8%
Genco Shipping & Trading Ltd.	14,085	292,686
Professional Services - 1.0%
Monster Worldwide, Inc. (a)	20,335	355,456
Road & Rail - 1.6%
Landstar System, Inc.	15,285	581,747
TOTAL INDUSTRIALS		4,973,392

INFORMATION TECHNOLOGY - 27.0%
Communications Equipment - 1.9%
EMS Technologies, Inc. (a)	32,380	674,151
Computers & Peripherals - 3.0%
Compellent Technologies, Inc. (a)	37,841	683,030
Netezza Corp. (a)	35,345	397,278
		1,080,308
Electronic Equipment, Instruments & Components - 3.4%
Coherent, Inc. (a)	24,750	577,170
DTS, Inc. (a)	23,976	656,463
		1,233,633
Internet Software & Services - 1.0%
Omniture, Inc. (a)	17,140	367,482
Semiconductors & Semiconductor Equipment - 8.1%
Advanced Energy Industries, Inc. (a)	10,665	151,870
FormFactor, Inc. (a)	16,549	395,852
ON Semiconductor Corp. (a)	80,673	665,552
Teradyne, Inc. (a)	89,790	830,557
Varian Semiconductor Equipment Associates, Inc. (a)	25,865	849,407
		2,893,238
Software - 9.6%
ANSYS, Inc. (a)	18,225	682,891
Informatica Corp. (a)	21,915	494,841
Novell, Inc. (a)	61,474	277,248
Radiant Systems, Inc. (a)	20,245	217,431
Rovi Corp. (a)	29,975	1,007,160
TIBCO Software, Inc. (a)	78,746	747,299
		3,426,870
TOTAL INFORMATION TECHNOLOGY		9,675,682

MATERIALS - 4.7%
Chemicals - 4.7%
Huntsman Corp.	104,830	955,001
Terra Industries, Inc.	20,815	721,656
TOTAL MATERIALS		1,676,657

Total Common Stocks (Cost $29,966,112)		$35,694,279

Warrants - 0.0%	Underlying Shares	Value
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Lantronix, Inc.
Expiration: February, 2011,
Exercise Price: $1.00 (a)(b)	305	$—
Total Warrants (Cost $0)		$—

Total Investments - 99.5% (Cost $29,966,112) (c)		$35,694,279
Other Assets in Excess of Liabilities - 0.5%		180,416
Net Assets - 100.0%		$35,874,695

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Market quotations for these investments were not readily available at September 30, 2009. As discussed in Note 2 of the
Notes to Schedule of Investments, prices for theses issues were derived from estimates of fair market value using methods determined in good faith by the Fund's Pricing Committee under the supervision of the Board.
At September 30, 2009 the value of these securities totaled $0 or 0.0% of the Portfolio's net assets.
(c) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedule of Investments.

The accompanying notes are an integral part of these schedules of investments.

Ohio National Fund, Inc.
Nasdaq-100® Index Portfolio

Schedule of Investments	September 30, 2009 (Unaudited)

Common Stocks - 97.5%	Shares	Value
CONSUMER DISCRETIONARY - 12.9%
Diversified Consumer Services - 0.7%
Apollo Group, Inc. Class A (a)	4,275	$314,939
Hotels, Restaurants & Leisure - 1.9%
Starbucks Corp. (a)	28,275	583,879
Wynn Resorts Ltd. (a)	3,700	262,293
		846,172
Household Durables - 0.4%
Garmin Ltd.	5,125	193,417
Internet & Catalog Retail - 2.5%
Amazon.com, Inc. (a)	7,900	737,544
Expedia, Inc. (a)	7,825	187,408
Liberty Media Corp. - Interactive (a)	15,075	165,373
		1,090,325
Media - 4.3%
Comcast Corp. Class A	39,822	672,594
DIRECTV Group, Inc. / The (a)	19,625	541,257
DISH Network Corp. (a)	5,935	114,308
Liberty Global, Inc. Class A (a)	3,800	85,766
News Corp. Class A	39,250	470,608
		1,884,533
Multiline Retail - 0.5%
Sears Holdings Corp. (a)	3,425	223,687
Specialty Retail - 2.6%
Bed Bath & Beyond, Inc. (a)	9,725	365,077
O'Reilly Automotive, Inc. (a)	3,750	135,525
Ross Stores, Inc.	3,525	168,389
Staples, Inc.	13,400	311,148
Urban Outfitters, Inc. (a)	4,600	138,782
		1,118,921
TOTAL CONSUMER DISCRETIONARY		5,671,994

CONSUMER STAPLES - 1.0%
Beverages - 0.2%
Hansen Natural Corp. (a)	2,475	90,931
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	6,310	356,263
TOTAL CONSUMER STAPLES		447,194

HEALTH CARE - 15.9%
Biotechnology - 8.9%
Amgen, Inc. (a)	13,072	787,327
Biogen Idec, Inc. (a)	8,675	438,261
Celgene Corp. (a)	12,550	701,545
Cephalon, Inc. (a)	2,000	116,480
Genzyme Corp. (a)	9,350	530,425
Gilead Sciences, Inc. (a)	24,575	1,144,703
Vertex Pharmaceuticals, Inc. (a)	5,225	198,028
		3,916,769
Health Care Equipment & Supplies - 1.2%
DENTSPLY International, Inc.	3,925	135,569
Hologic, Inc. (a)	7,450	121,733
Intuitive Surgical, Inc. (a)	1,050	275,363
		532,665
Health Care Providers & Services - 1.7%
Express Scripts, Inc. (a)	6,750	523,665
Henry Schein, Inc. (a)	2,475	135,902
Patterson Cos., Inc. (a)	3,230	88,017
		747,584
Health Care Technology - 0.4%
Cerner Corp. (a)	2,225	166,430
Life Sciences Tools & Services - 1.0%
Illumina, Inc. (a)	3,350	142,375
Life Technologies Corp. (a)	4,925	229,259
Pharmaceutical Product Development, Inc.	3,175	69,660
		441,294
Pharmaceuticals - 2.7%
Teva Pharmaceutical Industries, Ltd. - ADR	20,360	1,029,402
Warner Chilcott PLC Class A (a)	6,900	149,178
		1,178,580
TOTAL HEALTH CARE		6,983,322

INDUSTRIALS - 4.8%
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	4,600	265,650
Expeditors International of Washington, Inc.	5,750	202,112
		467,762
Airlines - 0.2%
Ryanair Holdings PLC - ADR (a)	3,200	92,928
Commercial Services & Supplies - 0.6%
Cintas Corp.	5,050	153,065
Stericycle, Inc. (a)	2,475	119,914
		272,979
Construction & Engineering - 0.3%
Foster Wheeler AG (a)	3,650	116,472
Electrical Equipment - 0.7%
First Solar, Inc. (a)	2,050	313,363
Machinery - 1.3%
Joy Global, Inc.	2,775	135,808
PACCAR, Inc.	11,239	423,823
		559,631
Road & Rail - 0.3%
J.B. Hunt Transport Services, Inc.	3,500	112,455
Trading Companies & Distributors - 0.3%
Fastenal Co.	3,925	151,898
TOTAL INDUSTRIALS		2,087,488

INFORMATION TECHNOLOGY - 61.5%
Communications Equipment - 11.7%
Cisco Systems, Inc. (a)	56,850	1,338,249
Juniper Networks, Inc. (a)	9,500	256,690
QUALCOMM, Inc.	55,320	2,488,294
Research In Motion Ltd. (a)	15,675	1,058,846
		5,142,079
Computers & Peripherals - 16.5%
Apple, Inc. (a)	34,470	6,389,704
Dell, Inc. (a)	19,825	302,530
Logitech International SA (a)	4,850	89,143
NetApp, Inc. (a)	9,710	259,063
Seagate Technology	13,625	207,236
		7,247,676
Electronic Equipment, Instruments & Components - 0.7%
Flextronics International Ltd. (a)	24,275	181,091
FLIR Systems, Inc. (a)	4,375	122,369
		303,460
Internet Software & Services - 8.1%
Akamai Technologies, Inc. (a)	4,550	89,544
Baidu, Inc. - ADR (a)	725	283,511
eBay, Inc. (a)	26,560	627,082
Google, Inc. Class A (a)	4,050	2,008,193
IAC/InterActiveCorp (a)	3,776	76,237
VeriSign, Inc. (a)	5,030	119,161
Yahoo!, Inc. (a)	18,610	331,444
		3,535,172
IT Services - 3.1%
Automatic Data Processing, Inc.	9,800	385,140
Cognizant Technology Solutions Corp. Class A (a)	7,875	304,448
Fiserv, Inc. (a)	5,337	257,243
Infosys Technologies Ltd. - ADR	2,975	144,258
Paychex, Inc.	9,445	274,377
		1,365,466
Semiconductors & Semiconductor Equipment - 7.8%
Altera Corp.	11,425	234,327
Applied Materials, Inc.	19,025	254,935
Broadcom Corp. Class A (a)	10,975	336,823
Intel Corp.	54,095	1,058,639
KLA-Tencor Corp.	5,700	204,402
Lam Research Corp. (a)	3,600	122,976
Linear Technology Corp.	8,205	226,704
Marvell Technology Group Ltd. (a)	16,300	263,897
Maxim Integrated Products, Inc.	8,300	150,562
Microchip Technology, Inc.	4,200	111,300
NVIDIA Corp. (a)	14,837	223,000
Xilinx, Inc.	10,105	236,659
		3,424,224
Software - 13.6%
Activision Blizzard, Inc. (a)	31,325	388,117
Adobe Systems, Inc. (a)	14,205	469,333
Autodesk, Inc. (a)	6,600	157,080
CA, Inc.	13,875	305,111
Check Point Software Technologies Ltd. (a)	5,695	161,453
Citrix Systems, Inc. (a)	6,000	235,380
Electronic Arts, Inc. (a)	9,005	171,545
Intuit, Inc. (a)	11,230	320,055
Microsoft Corp.	84,625	2,190,941
Oracle Corp.	57,710	1,202,677
Symantec Corp. (a)	23,498	387,012
		5,988,704
TOTAL INFORMATION TECHNOLOGY		27,006,781

MATERIALS - 0.6%
Chemicals - 0.4%
Sigma-Aldrich Corp.	3,225	174,085
Metals & Mining - 0.2%
Steel Dynamics, Inc.	6,125	93,958
TOTAL MATERIALS		268,043

TELECOMMUNICATION SERVICES - 0.8%
Wireless Telecommunication Services - 0.8%
Millicom International Cellular S.A. (a)	2,900	210,946
NII Holdings, Inc. (a)	4,450	133,411
TOTAL TELECOMMUNICATION SERVICES		344,357

Total Common Stocks (Cost $37,146,457)		$42,809,179

Exchange Traded Funds - 2.6%	Shares	Value
PowerShares QQQ	26,765	$1,130,821
Total Exchange Traded Funds (Cost $1,069,345)		$1,130,821

Repurchase Agreements - 0.1%	Face Amount	Value
U.S. Bank	$53,000	$53,000
0.010% 10/01/2009
Agreement date: 09/30/2009
Repurchase price $53,000
Collateralized by:
Various Agency Mortgage-Backed Securities
4.00% to 5.00%, Due 07/01/2018 through 02/01/2033
Fair Value: $53,899
Total Repurchase Agreements (Cost $53,000)		$53,000

Total Investments - 100.2% (Cost $38,268,802) (b)		$43,993,000
Liabilities in Excess of Other Assets - (0.2)%		(71,491)
Net Assets - 100.0%		$43,921,509

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to Schedule of Investments.

The accompanying notes are an integral part of these schedules of investments.

Ohio National Fund, Inc.
Bristol Portfolio

Schedule of Investments	September 30, 2009 (Unaudited)

Common Stocks - 97.0%	Shares	Value
CONSUMER DISCRETIONARY - 7.8%
Hotels, Restaurants & Leisure - 1.9%
Darden Restaurants, Inc.	35,000	$1,194,550
McDonald's Corp.	22,000	1,255,540
		2,450,090
Media - 1.5%
Walt Disney Co. / The	74,100	2,034,786
Multiline Retail - 1.6%
Target Corp.	44,000	2,053,920
Specialty Retail - 1.8%
AutoZone, Inc. (a)	8,700	1,272,114
Lowe's Companies, Inc.	52,200	1,093,068
		2,365,182
Textiles, Apparel & Luxury Goods - 1.0%
NIKE, Inc. Class B	20,000	1,294,000
TOTAL CONSUMER DISCRETIONARY		10,197,978

CONSUMER STAPLES - 10.1%
Beverages - 5.5%
Coca-Cola Co. / The	48,900	2,625,930
Molson Coors Brewing Co. Class B	39,900	1,942,332
PepsiCo, Inc.	44,600	2,616,236
		7,184,498
Food & Staples Retailing - 1.4%
Wal-Mart Stores, Inc.	36,800	1,806,512
Food Products - 1.3%
Ralcorp Holdings, Inc. (a)	29,700	1,736,559
Household Products - 1.9%
Procter & Gamble Co. / The	41,500	2,403,680
TOTAL CONSUMER STAPLES		13,131,249

ENERGY - 12.7%
Energy Equipment & Services - 1.9%
Transocean Ltd. (a)	28,300	2,420,499
Oil, Gas & Consumable Fuels - 10.8%
Anadarko Petroleum Corp.	46,200	2,898,126
Apache Corp.	10,500	964,215
Cameco Corp.	26,600	739,480
Chevron Corp.	32,600	2,296,018
Devon Energy Corp.	28,700	1,932,371
Exxon Mobil Corp.	38,600	2,648,346
Occidental Petroleum Corp.	33,500	2,626,400
		14,104,956
TOTAL ENERGY		16,525,455

FINANCIALS - 19.2%
Capital Markets - 3.8%
Goldman Sachs Group, Inc. / The	11,700	2,156,895
Morgan Stanley	87,900	2,714,352
		4,871,247
Commercial Banks - 1.7%
Wells Fargo & Co.	78,500	2,212,130
Consumer Finance - 1.8%
American Express Co.	70,400	2,386,560
Diversified Financial Services - 4.1%
Bank of America Corp.	135,200	2,287,584
JPMorgan Chase & Co.	70,000	3,067,400
		5,354,984
Insurance - 7.8%
Chubb Corp. / The	50,300	2,535,623
MetLife, Inc.	65,200	2,482,164
Prudential Financial, Inc.	50,500	2,520,455
Travelers Companies, Inc. / The	52,800	2,599,344
		10,137,586
TOTAL FINANCIALS		24,962,507

HEALTH CARE - 8.4%
Health Care Equipment & Supplies - 1.4%
Medtronic, Inc.	49,000	1,803,200
Health Care Providers & Services - 1.1%
UnitedHealth Group, Inc.	55,300	1,384,712
Life Sciences Tools & Services - 1.8%
Thermo Fisher Scientific, Inc. (a)	55,200	2,410,584
Pharmaceuticals - 4.1%
Johnson & Johnson	46,000	2,800,940
Pfizer, Inc.	154,400	2,555,320
		5,356,260
TOTAL HEALTH CARE		10,954,756

INDUSTRIALS - 7.5%
Aerospace & Defense - 1.0%
Lockheed Martin Corp.	16,500	1,288,320
Industrial Conglomerates - 5.0%
3M Co.	33,900	2,501,820
General Electric Co.	183,000	3,004,860
Tyco International Ltd.	29,900	1,030,952
		6,537,632
Machinery - 1.5%
Caterpillar, Inc.	37,800	1,940,274
TOTAL INDUSTRIALS		9,766,226

INFORMATION TECHNOLOGY - 24.1%
Communications Equipment - 3.0%
Cisco Systems, Inc. (a)	110,100	2,591,754
QUALCOMM, Inc.	28,600	1,286,428
		3,878,182
Computers & Peripherals - 6.6%
Apple, Inc. (a)	9,100	1,686,867
Dell, Inc. (a)	164,800	2,514,848
Hewlett-Packard Co.	40,600	1,916,726
International Business Machines Corp.	20,900	2,499,849
		8,618,290
Internet Software & Services - 3.4%
eBay, Inc. (a)	101,000	2,384,610
Google, Inc. Class A (a)	4,100	2,032,985
		4,417,595
IT Services - 1.9%
Accenture PLC Class A	66,400	2,474,728
Semiconductors & Semiconductor Equipment - 5.6%
Applied Materials, Inc.	193,400	2,591,560
Intel Corp.	118,400	2,317,088
Maxim Integrated Products, Inc.	134,500	2,439,830
		7,348,478
Software - 3.6%
Microsoft Corp.	101,400	2,625,246
Oracle Corp.	101,300	2,111,092
		4,736,338
TOTAL INFORMATION TECHNOLOGY		31,473,611

MATERIALS - 6.2%
Chemicals - 2.7%
Air Products and Chemicals, Inc.	26,200	2,032,596
Celanese Corp. Class A	61,700	1,542,500
		3,575,096
Containers & Packaging - 1.6%
Ball Corp.	42,800	2,105,760
Metals & Mining - 1.9%
Freeport-McMoRan Copper & Gold, Inc. (a)	35,200	2,415,072
TOTAL MATERIALS		8,095,928

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.	43,400	1,313,718
TOTAL TELECOMMUNICATION SERVICES		1,313,718

Total Common Stocks (Cost $109,748,386)		$126,421,428

Money Market Funds - 2.7%	Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I	3,461,000	$3,461,000
Total Money Market Funds (Cost $3,461,000)		$3,461,000

Total Investments (Cost $113,209,386) - 99.7%		$129,882,428
Other Assets in Excess of Liabilities - 0.3%		439,324
Net Assets - 100.0%		$130,321,752

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to Schedule of Investments.

The accompanying notes are an integral part of these schedule of investments.

Ohio National Fund, Inc.
Bryton Growth Portfolio

Schedule of Investments	September 30, 2009 (Unaudited)

Common Stocks - 95.2%	Shares	Value
CONSUMER DISCRETIONARY - 13.4%
Distributors - 1.2%
LKQ Corp. (a)	63,100	$1,169,874
Hotels, Restaurants & Leisure - 2.8%
Bally Technologies, Inc. (a)	37,000	1,419,690
Burger King Holdings, Inc.	20,000	351,800
Cheesecake Factory, Inc. / The (a)	60,000	1,111,200
		2,882,690
Leisure Equipment & Products - 0.9%
Callaway Golf Co.	125,000	951,250
Specialty Retail - 7.0%
Childrens Place Retail Stores, Inc. / The (a)	47,000	1,408,120
Finish Line, Inc. Class A / The	125,000	1,270,000
Gymboree Corp. / The (a)	28,000	1,354,640
Lumber Liquidators, Inc. (a)	70,000	1,518,300
Tractor Supply Co. (a)	20,000	968,400
Zale Corp. (a)	90,000	643,500
		7,162,960
Textiles, Apparel & Luxury Goods - 1.5%
Warnaco Group, Inc. / The (a)	35,000	1,535,100
TOTAL CONSUMER DISCRETIONARY		13,701,874

CONSUMER STAPLES - 1.3%
Personal Products - 1.3%
Chattem, Inc. (a)	20,000	1,328,200
TOTAL CONSUMER STAPLES		1,328,200

ENERGY - 4.2%
Energy Equipment & Services - 0.9%
Dril-Quip, Inc. (a)	20,000	992,800
Oil, Gas & Consumable Fuels - 3.3%
Arena Resources, Inc. (a)	45,000	1,597,500
Carrizo Oil & Gas, Inc. (a)	72,000	1,763,280
		3,360,780
TOTAL ENERGY		4,353,580

FINANCIALS - 5.0%
Capital Markets - 3.7%
Affiliated Managers Group, Inc. (a)	16,000	1,040,160
Knight Capital Group, Inc. Class A (a)	70,000	1,522,500
Stifel Financial Corp. (a)	22,000	1,207,800
		3,770,460
Diversified Financial Services - 1.3%
Portfolio Recovery Associates, Inc. (a)	30,000	1,359,900
TOTAL FINANCIALS		5,130,360

HEALTH CARE - 18.6%
Biotechnology - 5.9%
Celera Corp. (a)	130,000	809,900
Exelixis, Inc. (a)	95,000	606,100
Human Genome Sciences, Inc. (a)	51,200	963,584
Isis Pharmaceuticals, Inc. (a)	45,000	655,650
Momenta Pharmaceuticals, Inc. (a)	50,000	530,500
Onyx Pharmaceuticals, Inc. (a)	16,000	479,520
Regeneron Pharmaceuticals, Inc. (a)	30,000	579,000
Rigel Pharmaceuticals, Inc. (a)	65,000	533,000
Savient Pharmaceuticals, Inc. (a)	55,000	836,000
		5,993,254
Health Care Equipment & Supplies - 6.9%
American Medical Systems Holdings, Inc. (a)	78,000	1,319,760
Conceptus, Inc. (a)	35,000	648,900
Integra LifeSciences Holdings Corp. (a)	38,000	1,297,700
NuVasive, Inc. (a)	30,000	1,252,800
STERIS Corp.	40,000	1,218,000
Wright Medical Group, Inc. (a)	75,000	1,339,500
		7,076,660
Health Care Providers & Services - 2.0%
MWI Veterinary Supply, Inc. (a)	35,000	1,398,250
PSS World Medical, Inc. (a)	27,500	600,325
		1,998,575
Health Care Technology - 1.5%
Eclipsys Corp. (a)	80,000	1,544,000
Life Sciences Tools & Services - 1.3%
Luminex Corp. (a)	80,000	1,360,000
Pharmaceuticals - 1.0%
Medicis Pharmaceutical Corp. Class A	50,000	1,067,500
TOTAL HEALTH CARE		19,039,989

INDUSTRIALS - 15.8%
Aerospace & Defense - 1.2%
Aerovironment, Inc. (a)	45,000	1,264,050
Commercial Services & Supplies - 2.1%
Clean Harbors, Inc. (a)	10,000	562,600
Copart, Inc. (a)	15,000	498,150
GEO Group, Inc. / The (a)	55,000	1,109,350
		2,170,100
Construction & Engineering - 2.7%
MasTec, Inc. (a)	125,000	1,518,750
Michael Baker Corp. (a)	34,000	1,235,560
		2,754,310
Electrical Equipment - 2.7%
Baldor Electric Co.	45,000	1,230,300
GrafTech International Ltd. (a)	100,000	1,470,000
		2,700,300
Machinery - 5.8%
Astec Industries, Inc. (a)	42,000	1,069,740
Columbus McKinnon Corp. (a)	70,000	1,060,500
Dynamic Materials Corp.	25,000	499,000
Energy Recovery, Inc. (a)	130,000	756,600
ESCO Technologies, Inc. (a)	30,000	1,182,000
Kaydon Corp.	20,000	648,400
Westinghouse Air Brake Technologies Corp.	20,000	750,600
		5,966,840
Professional Services - 1.3%
Watson Wyatt Worldwide Inc.	30,000	1,306,800
TOTAL INDUSTRIALS		16,162,400

INFORMATION TECHNOLOGY - 35.0%
Communications Equipment - 4.8%
Harmonic, Inc. (a)	170,000	1,135,600
Infinera Corporation (a)	140,000	1,113,000
Riverbed Technology, Inc. (a)	60,000	1,317,600
Starent Networks Corp. (a)	52,000	1,321,840
		4,888,040
Electronic Equipment, Instruments & Components - 0.5%
China Security & Surveillance Technology, Inc. (a)	70,000	499,800
Internet Software & Services - 8.1%
comScore, Inc. (a)	70,000	1,260,700
Equinix, Inc. (a)	11,000	1,012,000
MercadoLibre, Inc. (a)	43,000	1,653,780
Sohu.com, Inc. (a)	18,000	1,238,040
Switch & Data Facilities Co., Inc. (a)	95,000	1,292,950
ValueClick, Inc. (a)	140,000	1,846,600
		8,304,070
IT Services - 1.5%
Sapient Corp. (a)	190,000	1,527,600
Semiconductors & Semiconductor Equipment - 12.6%
Advanced Energy Industries, Inc. (a)	120,000	1,708,800
Applied Micro Circuits Corp. (a)	170,000	1,698,300
Micrel, Inc.	150,000	1,222,500
Microsemi Corp. (a)	68,000	1,073,720
PMC - Sierra, Inc. (a)	160,000	1,529,600
Semtech Corp. (a)	80,000	1,360,800
Silicon Laboratories, Inc. (a)	35,000	1,622,600
Skyworks Solutions, Inc. (a)	130,000	1,721,200
Zoran Corp. (a)	90,000	1,036,800
		12,974,320
Software - 7.5%
Informatica Corp. (a)	75,000	1,693,500
Quest Software, Inc. (a)	75,000	1,263,750
Solera Holdings, Inc.	50,000	1,555,500
Take-Two Interactive Software, Inc.	140,000	1,569,400
TIBCO Software, Inc. (a)	170,000	1,613,300
		7,695,450
TOTAL INFORMATION TECHNOLOGY		35,889,280

MATERIALS - 1.9%
Chemicals - 0.6%
Calgon Carbon Corp. (a)	42,500	630,275
Containers & Packaging - 1.3%
Silgan Holdings, Inc.	24,000	1,265,520
TOTAL MATERIALS		1,895,795

Total Common Stocks (Cost $84,615,044)		$97,501,478

Money Market Funds - 4.4%	Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I	4,471,000	$4,471,000
Total Money Market Funds (Cost $4,471,000)		$4,471,000

Total Investments - 99.6% (Cost $89,086,044) (b)		$101,972,478
Other Assets in Excess of Liabilities - 0.4%		447,976
Net Assets - 100.0%		$102,420,454

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to Schedule of Investments.

The accompanying notes are an integral part of these schedules of investments.

Ohio National Fund, Inc.
U.S. Equity Portfolio

Schedule of Investments	September 30, 2009 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Value
CONSUMER DISCRETIONARY - 12.2%
Hotels, Restaurants & Leisure - 0.8%
McDonald's Corp.	2,070	$118,135
Household Durables - 1.2%
Desarrolladora Homex SAB de CV - ADR (a)	4,670	176,433
Media - 3.2%
Time Warner, Inc.	7,570	217,865
Viacom, Inc. Class B (a)	8,430	236,377
		454,242
Specialty Retail - 4.4%
Guess?, Inc.	7,040	260,762
TJX Cos., Inc. / The	6,200	230,330
Urban Outfitters, Inc. (a)	4,820	145,419
		636,511
Textiles, Apparel & Luxury Goods - 2.6%
V.F. Corp.	3,100	224,533
Wolverine World Wide, Inc.	5,810	144,320
		368,853
TOTAL CONSUMER DISCRETIONARY		1,754,174

CONSUMER STAPLES - 3.1%
Food & Staples Retailing - 3.1%
CVS Caremark Corp.	5,860	209,436
Walgreen Co.	6,300	236,061
TOTAL CONSUMER STAPLES		445,497

ENERGY - 10.1%
Energy Equipment & Services - 5.5%
Diamond Offshore Drilling, Inc.	3,230	308,530
Noble Corp.	8,870	336,705
Transocean Ltd. (a)	1,740	148,822
		794,057
Oil, Gas & Consumable Fuels - 4.6%
China Petroleum & Chemical Corp. - ADR	1,790	152,418
Murphy Oil Corp.	2,280	131,260
Ship Finance International Ltd.	19,030	233,879
StatoilHydro ASA - ADR	6,080	137,043
		654,600
TOTAL ENERGY		1,448,657

FINANCIALS - 20.4%
Capital Markets - 2.7%
Goldman Sachs Group, Inc. / The	1,670	307,864
Morgan Stanley	2,550	78,744
		386,608
Commercial Banks - 4.2%
Credicorp Ltd.	2,480	192,845
U.S. Bancorp	9,690	211,824
Wells Fargo & Co.	7,380	207,968
		612,637
Consumer Finance - 2.2%
Cash America International, Inc.	5,580	168,293
Dollar Financial Corp. (a)	8,890	142,418
		310,711
Diversified Financial Services - 3.7%
Bank of America Corp.	23,440	396,605
JPMorgan Chase & Co.	3,180	139,347
		535,952
Insurance - 7.6%
Aflac, Inc.	7,900	337,646
Hartford Financial Services Group, Inc. / The	11,670	309,255
MetLife, Inc.	8,970	341,488
Prudential Financial, Inc.	2,170	108,305
		1,096,694
TOTAL FINANCIALS		2,942,602

HEALTH CARE - 10.4%
Health Care Equipment & Supplies - 3.7%
Becton, Dickinson & Co.	1,720	119,970
Medtronic, Inc.	4,580	168,544
Symmetry Medical, Inc. (a)	23,660	245,354
		533,868
Health Care Providers & Services - 2.6%
Amedisys, Inc. (a)	5,300	231,239
Patterson Companies, Inc. (a)	5,300	144,425
		375,664
Life Sciences Tools & Services - 2.9%
Covance, Inc. (a)	4,410	238,802
Parexel International Corp. (a)	13,180	179,116
		417,918
Pharmaceuticals - 1.2%
Merck & Co., Inc.	5,350	169,220
TOTAL HEALTH CARE		1,496,670

INDUSTRIALS - 17.9%
Aerospace & Defense - 2.3%
BE Aerospace, Inc. (a)	8,920	179,649
Honeywell International, Inc.	4,010	148,971
		328,620
Airlines - 2.5%
Alaska Air Group, Inc. (a)	5,630	150,828
Republic Airways Holdings, Inc. (a)	10,250	95,632
SkyWest, Inc.	6,420	106,444
		352,904
Industrial Conglomerates - 3.9%
General Electric Co.	16,520	271,259
Tyco International Ltd	8,450	291,356
		562,615
Machinery - 4.2%
Middleby Corp. / The (a)	5,830	320,708
Parker Hannifin Corp.	5,520	286,157
		606,865
Marine - 0.5%
Navios Maritime Holdings, Inc.	14,930	73,306
Road & Rail - 4.5%
CSX Corp.	7,440	311,438
Union Pacific Corp.	5,790	337,847
		649,285
TOTAL INDUSTRIALS		2,573,595

INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 4.4%
Cisco Systems, Inc. (a)	16,450	387,233
Research In Motion Ltd. (a)	3,630	245,206
		632,439
Computers & Peripherals - 4.8%
Hewlett-Packard Co.	6,660	314,419
International Business Machines Corp.	3,100	370,791
		685,210
Electronic Equipment, Instruments & Components - 1.3%
Avnet, Inc. (a)	7,050	183,088
Internet Software & Services - 2.2%
Google, Inc. Class A (a)	650	322,303
IT Services - 1.9%
Accenture PLC	3,120	116,282
Computer Sciences Corp. (a)	2,900	152,859
		269,141
Software - 3.1%
Microsoft Corp.	17,430	451,263
TOTAL INFORMATION TECHNOLOGY		2,543,444

MATERIALS - 5.7%
Chemicals - 5.7%
Air Products and Chemicals, Inc.	1,980	153,608
Albemarle Corp.	8,340	288,564
FMC Corp.	1,920	108,000
Methanex Corp.	7,150	123,767
Praxair, Inc.	1,770	144,591
TOTAL MATERIALS		818,530

Total Common Stocks (Cost $11,425,938)		$14,023,169

Money Market Funds - 4.1%	Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I	589,000	$589,000
Total Money Market Funds (Cost $589,000)		$589,000

Total Investments - 101.6% (Cost $12,014,938) (b)		$14,612,169
Liabilities in Excess of Other Assets - (1.6)%		(229,004)
Net Assets - 100.0%		$14,383,165

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to Schedule of Investments.

The accompanying notes are an integral part of these schedule of investments.

Ohio National Fund, Inc.
Balanced Portfolio

Schedule of Investments	September 30, 2009 (Unaudited)

Common Stocks - 55.2%	Shares	Value
CONSUMER DISCRETIONARY - 5.6%
Media - 1.2%
Comcast Corp. Class A	9,000	$152,010
Multiline Retail - 1.0%
Target Corp.	2,700	126,036
Specialty Retail - 2.6%
GameStop Corp. Class A (a)	1,000	26,470
Guess?, Inc.	2,110	78,154
TJX Cos., Inc. / The	6,000	222,900
		327,524
Textiles, Apparel & Luxury Goods - 0.8%
NIKE, Inc. Class B	1,500	97,050
TOTAL CONSUMER DISCRETIONARY		702,620

CONSUMER STAPLES - 2.9%
Beverages - 0.7%
Coca-Cola Co. / The	1,500	80,550
Food & Staples Retailing - 1.7%
CVS Caremark Corp.	3,600	128,664
Kroger Co. / The	4,000	82,560
		211,224
Household Products - 0.5%
Kimberly-Clark Corp.	1,100	64,878
TOTAL CONSUMER STAPLES		356,652

ENERGY - 5.5%
Energy Equipment & Services - 1.4%
Diamond Offshore Drilling, Inc.	1,000	95,520
Transocean Ltd. (a)	1,000	85,530
		181,050
Oil, Gas & Consumable Fuels - 4.1%
Chevron Corp.	2,500	176,075
Exxon Mobil Corp.	3,250	222,983
PetroChina Co Ltd. - ADR	500	56,875
StatoilHydro ASA - ADR	2,500	56,350
		512,283
TOTAL ENERGY		693,333

FINANCIALS - 9.1%
Commercial Banks - 0.8%
Shinhan Financial Group Co Ltd - ADR	500	40,085
U.S. Bancorp	3,000	65,580
		105,665
Consumer Finance - 2.1%
EZCORP, Inc. (a)	9,000	122,940
World Acceptance Corp. (a)	5,400	136,134
		259,074
Insurance - 5.1%
Aflac, Inc.	1,700	72,658
Allstate Corp. / The	2,500	76,550
Delphi Financial Group Class A	3,000	67,890
HCC Insurance Holdings, Inc.	4,500	123,075
Reinsurance Group America, Inc.	1,000	44,600
Sun Life Financial, Inc.	2,500	78,100
Travelers Companies, Inc. / The	1,500	73,845
Willis Group Holdings Ltd.	3,500	98,770
		635,488
Real Estate Investment Trusts - 1.1%
Annaly Capital Management, Inc.	7,800	141,492
TOTAL FINANCIALS		1,141,719

HEALTH CARE - 9.4%
Health Care Equipment & Supplies - 1.0%
Stryker Corp.	2,950	134,019
Health Care Providers & Services - 2.2%
Aetna, Inc.	3,000	83,490
AmerisourceBergen Corp.	2,000	44,760
Cardinal Health, Inc.	1,000	26,800
McKesson Corp.	2,000	119,100
		274,150
Pharmaceuticals - 6.2%
Bayer AG - ADR	1,000	69,600
Eli Lilly & Co.	2,000	66,060
GlaxoSmithKline PLC - ADR	3,170	125,247
Johnson & Johnson	2,050	124,824
Merck & Co., Inc.	4,000	126,520
Novartis AG - ADR	2,760	139,049
Pfizer, Inc.	7,500	124,125
		775,425
TOTAL HEALTH CARE		1,183,594

INDUSTRIALS - 4.1%
Aerospace & Defense - 0.7%
Boeing Co. / The	640	34,656
Lockheed Martin Corp.	400	31,232
Northrop Grumman Corp.	500	25,875
		91,763
Airlines - 0.5%
Republic Airways Holdings, Inc. (a)	6,500	60,645
Electrical Equipment - 0.7%
Hubbell, Inc.	2,000	84,000
Machinery - 0.3%
Parker Hannifin Corp.	700	36,288
Road & Rail - 1.9%
Burlington Northern Santa Fe Corp.	1,500	119,745
Union Pacific Corp.	2,100	122,535
		242,280
TOTAL INDUSTRIALS		514,976

INFORMATION TECHNOLOGY - 11.4%
Computers & Peripherals - 3.6%
Hewlett-Packard Co.	5,420	255,878
International Business Machines Corp.	1,600	191,376
		447,254
Electronic Equipment, Instruments & Components - 1.4%
Avnet, Inc. (a)	2,500	64,925
Insight Enterprises, Inc. (a)	4,000	48,840
Tech Data Corp. (a)	1,500	62,415
		176,180
Internet Software & Services - 1.6%
Google, Inc. Class A (a)	400	198,340
IT Services - 3.8%
Accenture PLC	3,380	125,973
Automatic Data Processing, Inc.	2,500	98,250
Cognizant Technology Solutions Corp. Class A (a)	1,910	73,840
Lender Processing Services, Inc.	2,000	76,340
Mastercard, Inc. Class A	520	105,118
		479,521
Software - 1.0%
Microsoft Corp.	5,020	129,968
TOTAL INFORMATION TECHNOLOGY		1,431,263

MATERIALS - 2.3%
Chemicals - 2.3%
FMC Corp.	2,000	112,500
Lubrizol Corp.	2,500	178,650
TOTAL MATERIALS		291,150

TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	2,300	62,123
Telefonica SA - ADR	1,520	126,023
TOTAL TELECOMMUNICATION SERVICES		188,146

UTILITIES - 3.4%
Electric Utilities - 1.9%
Entergy Corp.	750	59,895
FPL Group, Inc.	1,000	55,230
NV Energy, Inc.	4,990	57,834
Portland General Electric Co.	3,250	64,090
		237,049
Multi-Utilities - 1.5%
Public Service Enterprise Group, Inc.	2,500	78,600
Sempra Energy	2,300	114,563
		193,163
TOTAL UTILITIES		430,212

Total Common Stocks (Cost $6,448,262)		$6,933,665

Preferred Stocks - 3.6%	Shares	Value
FINANCIALS - 3.6%
Capital Markets - 1.8%
Morgan Stanley Capital Trust VI
6.600%, cumulative	10,000	$228,500
Commerical Banks - 1.8%
Wells Fargo Capital XI
6.250%, cumulative	10,000	220,900
Total Preferred Stocks (Cost $357,210)		$449,400

Corporate Bonds - 34.8%	Face Amount	Value
CONSUMER DISCRETIONARY - 5.2%
Automobiles - 2.3%
Daimler Finance North America LLC
8.000%, 06/15/2010	$250,000	$260,251
6.500%, 11/15/2013	30,000	32,350
		292,601
Household Durables - 1.3%
Black & Decker Corp. / The
8.950%, 04/15/2014	100,000	117,618
Fortune Brands, Inc.
4.875%, 12/01/2013	50,000	50,146
		167,764
Leisure Equipment & Products - 0.3%
Eastman Kodak Co.
7.250%, 11/15/2013	50,000	41,250
Multiline Retail - 1.3%
Dillard's, Inc.
9.125%, 08/01/2011	46,000	45,655
Nordstrom, Inc.
6.750%, 06/01/2014	100,000	109,809
		155,464
TOTAL CONSUMER DISCRETIONARY		657,079

CONSUMER STAPLES - 1.3%
Food Products - 0.4%
Kraft Foods, Inc.
6.125%, 02/01/2018	50,000	53,071
Tobacco - 0.9%
Reynolds American, Inc.
7.250%, 06/01/2013	100,000	108,892
TOTAL CONSUMER STAPLES		161,963

ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Petrobras International Finance Co.
7.750%, 09/15/2014	50,000	58,000
Williams Companies, Inc. / The
7.125%, 09/01/2011	50,000	53,040
TOTAL ENERGY		111,040

FINANCIALS - 13.8%
Capital Markets - 4.8%
Goldman Sachs Group, Inc. / The
5.125%, 01/15/2015	100,000	104,623
Merrill Lynch & Co., Inc.
5.450%, 02/05/2013	150,000	155,656
5.000%, 02/03/2014	10,000	10,061
0.620%, 05/05/2014 (b)	150,000	133,382
Morgan Stanley
0.789%, 01/15/2010 (b)	100,000	100,008
5.375%, 10/15/2015	100,000	103,355
		607,085
Commerical Banks - 0.7%
Wells Fargo Bank
0.650%, 05/16/2016 (b)	100,000	86,479
Consumer Finance - 3.1%
American Express Credit Corp.
0.366%, 02/24/2012 (b)	200,000	191,613
HSBC Finance Corp.
7.000%, 05/15/2012	50,000	54,045
6.375%, 11/27/2012	50,000	53,808
0.100%, 11/10/2013 (b)	100,000	86,568
		386,034
Diversified Financial Services - 1.6%
Bank of America NA
0.599%, 06/15/2017 (b)	50,000	41,748
CIT Group, Inc.
5.850%, 09/15/2016	100,000	63,103
Citigroup, Inc.
5.300%, 10/17/2012	50,000	51,624
5.125%, 05/05/2014	40,000	39,583
		196,058
Insurance - 2.8%
American International Group, Inc.
5.375%, 10/18/2011	50,000	46,277
GE Insurance Solutions Corp.
7.000%, 02/15/2026	40,000	37,831
Hartford Financial Services Group, Inc. / The
5.250%, 10/15/2011	50,000	50,045
5.375%, 03/15/2017	50,000	45,845
Prudential Financial, Inc.
5.100%, 09/20/2014	100,000	101,161
6.100%, 06/15/2017	50,000	50,297
Unum Group
7.190%, 02/01/2028	30,000	19,352
		350,808
Real Estate Investment Trusts - 0.8%
Simon Property Group LP
5.450%, 03/15/2013	100,000	102,285
TOTAL FINANCIALS		1,728,749

INDUSTRIALS - 1.9%
Industrial Conglomerates - 0.1%
General Electric Co.
5.000%, 02/01/2013	15,000	15,836
Machinery - 1.0%
Ingersoll-Rand Global Holding Co.
9.500%, 04/15/2014	100,000	118,274
Road & Rail - 0.8%
Ryder System, Inc.
5.000%, 04/01/2011	100,000	102,574
TOTAL INDUSTRIALS		236,684

INFORMATION TECHNOLOGY - 2.2%
Computers & Peripherals - 0.5%
International Business Machines Corp.
8.375%, 11/01/2019	50,000	66,197
IT Services - 0.9%
Western Union Co. / The
5.400%, 11/17/2011	100,000	106,582
Office Electronics - 0.8%
Xerox Corp.
5.650%, 05/15/2013	100,000	104,143
TOTAL INFORMATION TECHNOLOGY		276,922

MATERIALS - 4.6%
Chemicals - 3.8%
Dow Chemical Co. / The
6.000%, 10/01/2012	100,000	106,578
7.600%, 05/15/2014	100,000	110,733
E.I. Du Pont de Nemours & Co.
5.000%, 07/15/2013	50,000	54,513
Rohm & Haas Co.
5.600%, 03/15/2013	200,000	208,977
		480,801
Metals & Mining - 0.8%
Alcoa, Inc.
6.500%, 06/01/2011	100,000	103,512
TOTAL MATERIALS		584,313

UTILITIES - 4.9%
Electric Utilities - 2.8%
Arizona Public Service Co.
6.375%, 10/15/2011	50,000	53,107
DPL, Inc.
6.875%, 09/01/2011	150,000	161,594
Exelon Generation Co LLC
5.350%, 01/15/2014	100,000	105,878
PSEG Energy Holdings LLC
8.500%, 06/15/2011	25,000	26,598
		347,177
Independent Power Producers & Energy Traders - 2.1%
PPL Energy Supply LLC
6.500%, 05/01/2018	250,000	269,834
TOTAL UTILITIES		617,011

Total Corporate Bonds (Cost $4,170,419)		$4,373,761

U.S. Government Agency Issues - 2.0%	Face Amount	Value
Federal Home Loan Bank
4.500%, 09/16/2013	$20,000	$21,754
5.375%, 08/15/2018	20,000	21,954
Federal National Mortgage Association
5.500%, 03/15/2011	100,000	106,982
5.250%, 08/01/2012	100,000	106,944
Total U.S. Government Agency Issues (Cost $241,036)		$257,634

Money Market Funds - 3.6%	Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I	449,000	$449,000
Total Money Market Funds (Cost $449,000)		$449,000

Total Investments - 99.2% (Cost $11,665,928) (c)		$12,463,460
Other Assets in Excess of Liabilities - 0.8%		97,100
Net Assets - 100.0%		$12,560,560

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Security is a variable rate instrument in which the coupon rate is adjusted monthly or quarterly in concert with U.S. LIBOR or Consumer Price Index. Interest rates stated are those in effect at September 30, 2009.
(c) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedule of Investments.

The accompanying notes are an integral part of these schedule of investments.

Ohio National Fund, Inc.
Income Opportunity Portfolio

Schedule of Investments	September 30, 2009 (Unaudited)

Common Stocks - 97.0%	Shares	Value
CONSUMER DISCRETIONARY - 7.0%
Household Durables - 0.3%
Desarrolladora Homex SAB de CV - ADR (a)	500	$18,890
Media - 2.2%
Time Warner Cable, Inc.	700	30,163
Time Warner, Inc.	1,200	34,536
Walt Disney Co. / The	2,500	68,650
		133,349
Multiline Retail - 0.6%
Target Corp. (b)	800	37,344
Specialty Retail - 1.6%
Guess?, Inc. (b)	1,200	44,448
TJX Cos., Inc. / The (b)	1,300	48,295
		92,743
Textiles, Apparel & Luxury Goods - 2.3%
NIKE, Inc. Class B (b)	900	58,230
V.F. Corp.	500	36,215
Wolverine World Wide, Inc. (b)	1,800	44,712
		139,157
TOTAL CONSUMER DISCRETIONARY		421,483

CONSUMER STAPLES - 5.7%
Beverages - 0.7%
Pepsi Bottling Group, Inc. / The (b)	900	32,796
PepsiCo, Inc. (b)	200	11,732
		44,528
Food & Staples Retailing - 2.3%
CVS Caremark Corp.	1,200	42,888
Sysco Corp. (b)	2,000	49,700
Walgreen Co.	1,300	48,711
		141,299
Food Products - 1.1%
ConAgra Foods, Inc.	1,600	34,688
Unilever NV	1,100	31,746
		66,434
Household Products - 0.5%
Kimberly-Clark Corp.	500	29,490
Personal Products - 0.4%
Nu Skin Enterprises, Inc. Class A	1,300	24,089
Tobacco - 0.7%
Altria Group, Inc. (b)	2,200	39,182
TOTAL CONSUMER STAPLES		345,022

ENERGY - 6.2%
Energy Equipment & Services - 2.8%
Atwood Oceanics, Inc. (a) (b)	2,200	77,594
Diamond Offshore Drilling, Inc. (b)	600	57,312
Transocean Ltd. (a) (b)	400	34,212
		169,118
Oil, Gas & Consumable Fuels - 3.4%
China Petroleum & Chemical Corp. - ADR (b)	500	42,575
Massey Energy Co.	700	19,523
Murphy Oil Corp. (b)	700	40,299
Occidental Petroleum Corp. (b)	900	70,560
Sasol Ltd. - ADR (b)	800	30,496
		203,453
TOTAL ENERGY		372,571

FINANCIALS - 26.1%
Capital Markets - 6.8%
Ameriprise Financial, Inc. (b)	1,300	47,229
Deutsche Bank AG (b)	800	61,416
Goldman Sachs Group, Inc. / The (b)	1,000	184,350
Morgan Stanley (b)	1,600	49,408
State Street Corp. (b)	1,300	68,380
		410,783
Commercial Banks - 4.5%
Credicorp Ltd. (b)	800	62,208
PNC Financial Services Group, Inc. (b)	1,200	58,308
Shinhan Financial Group Co Ltd - ADR (b)	600	48,102
Wells Fargo & Co. (b)	3,600	101,448
		270,066
Consumer Finance - 1.5%
Cash America International, Inc. (b)	1,500	45,240
Dollar Financial Corp. (a) (b)	2,800	44,856
		90,096
Diversified Financial Services - 5.3%
Bank of America Corp. (b)	10,000	169,200
ING Groep NV - ADR (a) (b)	2,100	37,443
JPMorgan Chase & Co. (b)	2,600	113,932
		320,575
Insurance - 7.5%
Allianz SE - ADR (b)	3,300	41,184
Allstate Corp. / The	1,600	48,992
Assured Guaranty Ltd.	1,000	19,420
Delphi Financial Group, Inc. (b)	1,500	33,945
Hartford Financial Services Group, Inc. / The (b)	1,400	37,100
Lincoln National Corp.	1,200	31,092
Loews Corp.	1,000	34,250
MetLife, Inc. (b)	900	34,263
Prudential Financial, Inc. (b)	1,900	94,829
Travelers Companies, Inc. / The	1,000	49,230
XL Capital Ltd. Class A (b)	1,300	22,698
		447,003
Real Estate Investment Trusts - 0.5%
Anworth Mortgage Asset Corp.	4,000	31,520
TOTAL FINANCIALS		1,570,043

HEALTH CARE - 12.7%
Health Care Equipment & Supplies - 2.0%
Medtronic, Inc. (b)	2,000	73,600
Varian Medical Systems, Inc. (a)	1,100	46,343
		119,943
Health Care Providers & Services - 5.2%
Air Methods Corp. (a) (b)	1,200	39,084
AmerisourceBergen Corp.	2,900	64,902
CIGNA Corp. (b)	1,500	42,135
Express Scripts, Inc. (a) (b)	1,000	77,580
Henry Schein, Inc. (a)	600	32,946
Patterson Companies., Inc. (a)	1,500	40,875
Quest Diagnostics, Inc.	400	20,876
		318,398
Life Sciences Tools & Services - 0.5%
Parexel International Corp. (a)	2,100	28,539
Pharmaceuticals - 5.0%
Allergan, Inc. (b)	600	34,056
GlaxoSmithKline PLC - ADR	1,500	59,265
Medicis Pharmaceutical Corp. Class A	1,800	38,430
Merck & Co., Inc.	2,800	88,564
Novartis AG - ADR	700	35,266
Pfizer, Inc.	2,600	43,030
		298,611
TOTAL HEALTH CARE		765,491

INDUSTRIALS - 13.1%
Aerospace & Defense - 2.9%
BE Aerospace, Inc. (a) (b)	3,000	60,420
Honeywell International, Inc.	800	29,720
United Technologies Corp. (b)	1,400	85,302
		175,442
Commercial Services & Supplies - 0.4%
ATC Technology Corp. (a) (b)	1,300	25,688
Electrical Equipment - 1.0%
Cooper Industries PLC	500	18,785
Hubbell, Inc. (b)	1,000	42,000
		60,785
Industrial Conglomerates - 3.1%
3M Co. (b)	1,100	81,180
General Electric Co.	1,900	31,198
Siemens AG - ADR	800	74,368
		186,746
Machinery - 2.5%
Crane Co.	1,100	28,391
Ingersoll-Rand PLC (b)	600	18,402
Middleby Corp. / The (a) (b)	1,200	66,012
Snap-On, Inc. (b)	1,100	38,236
		151,041
Road & Rail - 3.2%
Burlington Northern Santa Fe Corp. (b)	700	55,881
CSX Corp. (b)	1,700	71,162
Union Pacific Corp.	1,100	64,185
		191,228
TOTAL INDUSTRIALS		790,930

INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 0.9%
Research In Motion Ltd. (a) (b)	800	54,040
Computers & Peripherals - 6.1%
Dell, Inc. (a)	3,100	47,306
Hewlett-Packard Co. (b)	2,700	127,467
International Business Machines Corp. (b)	1,300	155,493
Western Digital Corp. (a)	1,000	36,530
		366,796
Electronic Equipment & Instruments - 0.4%
SYNNEX Corp. (a) (b)	800	24,384
Internet Software & Services - 2.1%
eBay, Inc. (a)	1,000	23,610
Google, Inc. Class A (a) (b)	200	99,170
		122,780
IT Services - 2.5%
Cognizant Technology Solutions Corp. Class A (a)	1,300	50,258
Computer Sciences Corp. (a)	500	26,355
Fiserv, Inc. (a)	700	33,740
Visa, Inc.	600	41,466
		151,819
Semiconductors & Semiconductor Equipment - 1.8%
Intel Corp. (b)	5,500	107,635
Software - 3.5%
Microsoft Corp. (b)	8,200	212,298
TOTAL INFORMATION TECHNOLOGY		1,039,752

MATERIALS - 4.2%
Chemicals - 1.9%
E.I. du Pont de Nemours & Co.	1,000	32,140
Lubrizol Corp.	700	50,022
Nalco Holding Co.	1,500	30,735
		112,897
Containers & Packaging - 2.3%
Bemis Co., Inc	700	18,137
Owens-Illinois, Inc. (a)	1,400	51,660
Rock-Tenn Co. Class A	1,100	51,821
Sonoco Products Co.	600	16,524
		138,142
TOTAL MATERIALS		251,039

TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	1,300	35,113
Verizon Communications, Inc.	1,100	33,297
		68,410
Wireless Telecommunication Services - 0.4%
America Movil SAB de C.V. - ADR	500	21,915
TOTAL TELECOMMUNICATION SERVICES		90,325

UTILITIES - 3.2%
Electric Utilities - 1.3%
American Electric Power Co., Inc.	1,700	52,683
Pinnacle West Capital Corp.	900	29,538
		82,221
Gas Utilities - 1.2%
AGL Resources, Inc.	1,100	38,797
ONEOK, Inc.	900	32,958
		71,755
Independent Power Producers & Energy Traders - 0.7%
Constellation Energy Group, Inc.	1,300	42,081
TOTAL UTILITIES		196,057

Total Common Stocks (Cost $4,824,765)		$5,842,713

Purchased Options - 0.3%	Contracts	Value
S&P 500 Put Option
Expiration: November 2009,
Exercise Price: $950.00	17	$17,255
Total Purchased Options (Cost $20,461)		$17,255

Money Market Funds - 13.8%	Shares	Value
Federated Prime Cash Obligations Fund
Institutional Class	333,000	$333,000
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I	333,000	333,000
Fidelity Institutional Money Market Funds
Prime Money Market Portfolio - Class I	165,000	165,000
Total Money Market Funds (Cost $831,000)		$831,000

Total Investments - 111.1% (Cost $5,676,226) (c)		$6,690,968
Total Written Options Outstanding - (2.7)% (see following schedule)		(164,280)
Liabilities in Excess of Other Assets - (8.4)%		(506,252)
Net Assets - 100.0%		$6,020,436

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Security is fully or partially pledged as collateral for written call options outstanding at September 30, 2009.
Outstanding written call options are presented in the following schedule.
(c) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to Schedule of Investments.

The accompanying notes are an integral part of these schedule of investments.

Ohio National Fund, Inc.
Income Opportunity Portfolio

Schedule of Written Options Outstanding	September 30, 2009 (Unaudited)

	Contracts	Value
S&P 500 Call Option
Expiration: October 2009,
Exercise Price: $1,065.00	19	$26,980
S&P 500 Call Option
Expiration: November 2009,
Exercise Price: $1,045.00	18	66,240
S&P 500 Call Option
Expiration: November 2009,
Exercise Price: $1,050.00	19	71,060
Total Written Options Outstanding (Premiums received $185,785)		$164,280

Ohio National Fund, Inc.
Target VIP Portfolio

Schedule of Investments	September 30, 2009 (Unaudited)

Common Stocks - 98.1%	Shares	Value
CONSUMER DISCRETIONARY - 15.1%
Automobiles - 1.4%
Daimler AG	5,653	$284,403
Diversified Consumer Services - 2.9%
Apollo Group, Inc. Class A (a)	5,225	384,926
DeVry, Inc.	1,238	68,486
ITT Educational Services, Inc. (a)	662	73,091
Strayer Education, Inc.	228	49,631
		576,134
Hotels, Restaurants & Leisure - 4.0%
McDonald's Corp.	13,262	756,862
Panera Bread Co. (a)	962	52,910
		809,772
Internet & Catalog Retail - 0.6%
NetFlix, Inc. (a)	1,686	77,842
PetMed Express, Inc.	2,322	43,770
		121,612
Media - 2.2%
DIRECTV Group, Inc. / The (a)	15,638	431,296
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	1,585	77,158
Family Dollar Stores, Inc.	1,891	49,922
		127,080
Specialty Retail - 3.2%
AutoZone, Inc. (a)	1,181	172,686
Bed Bath & Beyond, Inc. (a)	3,950	148,283
Hot Topic, Inc. (a)	4,382	32,821
Jos. A Bank Clothiers, Inc. (a)	1,949	87,257
Ross Stores, Inc.	1,970	94,107
Tractor Supply Co. (a)	1,426	69,047
Wet Seal, Inc. / The (a)	10,232	38,677
		642,878
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc.	1,182	38,912
TOTAL CONSUMER DISCRETIONARY		3,032,087

CONSUMER STAPLES - 4.2%
Beverages - 2.0%
Hansen Natural Corp. (a)	1,132	41,590
PepsiCo, Inc.	6,155	361,052
		402,642
Food & Staples Retailing - 0.3%
Nash Finch Co.	1,088	29,746
Spartan Stores, Inc.	2,090	29,532
		59,278
Food Products - 1.1%
Campbell Soup Co.	1,408	45,929
TreeHouse Foods, Inc. (a)	5,008	178,635
		224,564
Household Products - 0.8%
Colgate-Palmolive Co.	2,011	153,399
TOTAL CONSUMER STAPLES		839,883

ENERGY - 10.7%
Energy Equipment & Services - 0.1%
ENSCO International, Inc.	406	17,271
Oil, Gas & Consumable Fuels - 10.6%
BP PLC - ADR	4,694	249,862
Chevron Corp.	5,726	403,282
Clayton Williams Energy, Inc. (a)	1,174	35,361
ENI SpA - ADR	4,516	225,122
EOG Resources, Inc.	725	60,545
Exxon Mobil Corp.	8,900	610,629
Goodrich Petroleum Corp. (a)	3,748	96,736
StatoilHydro ASA - ADR	13,092	295,094
Vaalco Energy, Inc.	5,767	26,528
World Fuel Services Corp.	2,889	138,874
		2,142,033
TOTAL ENERGY		2,159,304

FINANCIALS - 20.2%
Capital Markets - 5.0%
Credit Suisse Group AG - ADR	7,817	435,016
Deutsche Bank AG	5,309	407,572
Stifel Financial Corp. (a)	2,544	139,665
SWS Group, Inc.	2,727	39,269
		1,021,522
Commercial Banks - 8.3%
Banco Bilbao Vizcaya Argentaria S.A. - ADR	17,770	317,017
Banco Santander S.A. - ADR	22,501	363,391
BNP Paribas - ADR	10,094	416,882
Community Bank System, Inc.	3,336	60,949
First Financial Bankshares, Inc.	2,155	106,586
HSBC Holdings PLC - ADR	5,125	293,919
Old National Bancorp	6,614	74,077
S&T Bancorp, Inc.	2,842	36,832
		1,669,653
Consumer Finance - 0.5%
Ezcorp, Inc. (a)	4,110	56,142
First Cash Financial Services, Inc. (a)	3,105	53,189
		109,331
Diversified Financial Services - 0.3%
Moody's Corp.	2,572	52,623
Insurance - 5.4%
Allianz SE - ADR	20,066	250,424
AXA SA - ADR	9,654	261,141
Infinity Property & Casualty Corp.	1,520	64,569
Swiss Reinsurance Co. Ltd. - ADR	4,564	205,380
Travelers Companies, Inc. / The	6,154	302,961
		1,084,475
Real Estate Investment Trusts - 0.7%
Public Storage	1,760	132,423
TOTAL FINANCIALS		4,070,027

HEALTH CARE - 16.8%
Biotechnology - 8.3%
Amgen, Inc. (a)	13,761	828,825
Cephalon, Inc. (a)	1,076	62,666
Gilead Sciences, Inc. (a)	16,035	746,910
Myriad Genetics, Inc. (a)	1,466	40,168
Myriad Pharmaceuticals, Inc. (a)	368	2,157
		1,680,726
Health Care Equipment & Supplies - 0.9%
Cyberonics, Inc. (a)	2,820	44,951
Greatbatch, Inc. (a)	4,246	95,408
Merit Medical Systems, Inc. (a)	2,938	50,915
		191,274
Health Care Providers & Services - 0.9%
Gentiva Health Services, Inc. (a)	2,965	74,155
Hanger Orthopedic Group, Inc. (a)	3,273	45,396
LHC Group, Inc. (a)	1,891	56,598
		176,149
Health Care Technology - 1.3%
Computer Programs & Systems, Inc.	1,822	75,449
Quality Systems, Inc.	2,970	182,863
		258,312
Life Sciences Tools & Services - 0.4%
Luminex Corp. (a)	4,384	74,528
Pharmaceuticals - 5.0%
Forest Laboratories, Inc. (a)	1,370	40,333
Johnson & Johnson	13,898	846,249
Questcor Pharmaceuticals, Inc. (a)	6,430	35,493
Viropharma, Inc. (a)	8,222	79,096
		1,001,171
TOTAL HEALTH CARE		3,382,160

INDUSTRIALS - 14.0%
Aerospace & Defense - 0.6%
Aerovironment, Inc. (a)	2,176	61,124
American Science & Engineering, Inc.	908	61,780
		122,904
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	2,546	147,031
Airlines - 0.6%
Allegiant Travel Co. (a)	2,165	82,465
Hawaiian Holdings, Inc. (a)	4,917	40,614
		123,079
Commercial Services & Supplies - 0.3%
Cintas Corp.	1,700	51,527
Industrial Conglomerates - 3.6%
General Electric Co.	44,211	725,945
Machinery - 5.0%
Caterpillar, Inc.	16,018	822,204
Dover Corp.	4,440	172,094
		994,298
Professional Services - 0.5%
Dun & Bradstreet Corp. / The	1,311	98,745
Road & Rail - 1.1%
Arkansas Best Corp.	2,559	76,616
Genesee & Wyoming, Inc. (a)	3,264	98,965
J.B. Hunt Transport Services, Inc.	1,531	49,191
		224,772
Trading Companies & Distributors - 1.6%
Beacon Roofing Supply, Inc. (a)	4,419	70,616
Fastenal Co.	2,259	87,423
W.W. Grainger, Inc.	1,827	163,261
		321,300
TOTAL INDUSTRIALS		2,809,601

INFORMATION TECHNOLOGY - 9.5%
Computers & Peripherals - 0.5%
Lexmark International, Inc. Class A (a)	4,272	92,019
IT Services - 0.8%
CSG Systems International Inc. (a)	3,603	57,684
Mantech International Corp. Class A (a)	903	42,586
SAIC, Inc. (a)	3,495	61,302
		161,572
Semiconductors & Semiconductor Equipment - 3.3%
Altera Corp.	20,148	413,235
Microchip Technology, Inc.	9,648	255,672
		668,907
Software - 4.9%
Check Point Software Technologies Ltd. (a)	3,299	93,527
Microsoft Corp.	34,441	891,677
		985,204
TOTAL INFORMATION TECHNOLOGY		1,907,702

MATERIALS - 1.7%
Chemicals - 0.2%
Innophos Holdings, Inc.	1,942	35,927
Containers & Packaging - 1.2%
Rock-Tenn Co. Class A	5,154	242,805
Metals & Mining - 0.3%
Compass Minerals International, Inc.	832	51,268
TOTAL MATERIALS		330,000

TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 4.4%
AT&T, Inc.	24,756	668,660
BT Group PLC - ADR	10,783	224,394
TOTAL TELECOMMUNICATION SERVICES		893,054

UTILITIES - 1.5%
Electric Utilities - 0.4%
Southern Co. / The	2,766	87,599
Gas Utilities - 0.4%
Laclede Group, Inc. / The	2,293	73,743
Multi-Utilities - 0.3%
Sempra Energy	853	42,488
TECO Energy, Inc.	751	10,574
		53,062
Water Utilities - 0.4%
California Water Service Group	2,091	81,424
TOTAL UTILITIES		295,828

Total Common Stocks (Cost $18,965,495)		$19,719,646

Total Investments - 98.1% (Cost $18,965,495) (b)		$19,719,646
Other Assets in Excess of Liabilities - 1.9%		382,580
Net Assets - 100.0%		$20,102,226

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to Schedule of Investments .

The accompanying notes are an integral part of these schedules of investments.

Ohio National Fund, Inc.
Target Equity/Income Portfolio

Schedule of Investments	September 30, 2009 (Unaudited)

Common Stocks - 98.4%	Shares	Value
CONSUMER DISCRETIONARY - 24.1%
Diversified Consumer Services - 7.3%
Apollo Group, Inc. Class A (a)	12,112	$892,291
DeVry, Inc.	5,446	301,273
ITT Educational Services, Inc. (a)	2,912	321,514
Strayer Education, Inc.	1,002	218,115
		1,733,193
Hotels, Restaurants & Leisure - 7.6%
McDonald's Corp.	27,700	1,580,839
Panera Bread Co. (a)	4,233	232,815
		1,813,654
Internet & Catalog Retail - 1.4%
NetFlix, Inc. (a)	7,418	342,489
Multiline Retail - 2.3%
Dollar Tree, Inc. (a)	6,974	339,494
Family Dollar Stores, Inc.	8,333	219,991
		559,485
Specialty Retail - 5.5%
AutoZone, Inc. (a)	4,291	627,430
Jos. A Bank Clothiers, Inc. (a)	8,587	384,440
Tractor Supply Co. (a)	6,280	304,078
		1,315,948
TOTAL CONSUMER DISCRETIONARY		5,764,769

CONSUMER STAPLES - 5.5%
Food & Staples Retailing - 1.1%
Nash Finch Co.	4,792	131,013
Spartan Stores, Inc.	9,204	130,053
		261,066
Food Products - 1.2%
TreeHouse Foods, Inc. (a)	7,808	278,511
Tobacco - 3.2%
Universal Corp.	18,275	764,261
TOTAL CONSUMER STAPLES		1,303,838

FINANCIALS - 13.4%
Commercial Banks - 11.6%
BB&T Corp.	20,845	567,818
First Bancorp/Puerto Rico	50,361	153,601
F.N.B. Corp.	43,387	308,482
Fulton Financial Corp.	59,879	440,709
Regions Financial Corp.	70,276	436,414
SunTrust Banks, Inc.	19,212	433,231
Zions Bancorporation	24,223	435,287
		2,775,542
Thrifts & Mortgage Finance - 1.8%
First Niagara Financial Group, Inc.	34,567	426,211
TOTAL FINANCIALS		3,201,753

HEALTH CARE - 17.2%
Biotechnology - 7.5%
Amgen, Inc. (a)	26,589	1,601,456
Myriad Genetics, Inc. (a)	6,451	176,757
Myriad Pharmaceuticals, Inc. (a)	1,408	8,251
		1,786,464
Health Care Equipment & Supplies - 0.8%
Greatbatch, Inc. (a)	8,224	184,793
Health Care Technology - 1.4%
Computer Programs & Systems, Inc.	8,026	332,357
Pharmaceuticals - 7.5%
Johnson & Johnson	29,555	1,799,604
TOTAL HEALTH CARE		4,103,218

INDUSTRIALS - 12.6%
Commercial Services & Supplies - 3.7%
R.R. Donnelley & Sons Co.	41,133	874,488
Industrial Conglomerates - 3.4%
Textron, Inc.	43,015	816,425
Machinery - 5.5%
Briggs & Stratton Corp.	33,083	642,141
Timken Co. / The	29,045	680,524
		1,322,665
TOTAL INDUSTRIALS		3,013,578

INFORMATION TECHNOLOGY - 1.9%
IT Services - 1.9%
ManTech International Corp. Class A (a)	3,979	187,649
SAIC, Inc. (a)	15,394	270,011
TOTAL INFORMATION TECHNOLOGY		457,660

MATERIALS - 13.4%
Chemicals - 6.9%
Eastman Chemical Co.	18,174	973,036
Sensient Technologies Corp.	24,086	668,868
		1,641,904
Containers & Packaging - 1.2%
Rock-Tenn Co. Class A	6,137	289,114
Metals & Mining - 0.9%
Compass Minerals International, Inc.	3,666	225,899
Paper & Forest Products - 4.4%
MeadWestvaco Corp.	47,224	1,053,567
TOTAL MATERIALS		3,210,484

UTILITIES - 10.3%
Electric Utilities - 4.6%
American Electric Power Co., Inc.	17,300	536,127
Pinnacle West Capital Corp.	17,349	569,394
		1,105,521
Multi-Utilities - 5.7%
NiSource, Inc.	50,684	704,001
TECO Energy, Inc.	46,790	658,803
		1,362,804
TOTAL UTILITIES		2,468,325

Total Common Stocks (Cost $23,411,616)		$23,523,625

Total Investments - 98.4% (Cost $23,411,616) (b)		$23,523,625
Other Assets in Excess of Liabilities - 1.6%		381,942
Net Assets - 100.0%		$23,905,567

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to Schedule of Investments.

The accompanying notes are an integral part of these schedules of investments.

Ohio National Fund, Inc.
Bristol Growth Portfolio

Schedule of Investments	September 30, 2009 (Unaudited)

Common Stocks - 97.4%	Shares	Value
CONSUMER DISCRETIONARY - 10.6%
Hotels, Restaurants & Leisure - 2.2%
Darden Restaurants, Inc.	2,700	$92,151
McDonald's Corp.	2,200	125,554
		217,705
Media - 1.9%
Walt Disney Co. / The	6,800	186,728
Multiline Retail - 3.3%
Kohl's Corp. (a)	2,600	148,330
Target Corp.	3,700	172,716
		321,046
Specialty Retail - 2.2%
AutoZone, Inc. (a)	650	95,043
Lowe's Companies, Inc.	5,700	119,358
		214,401
Textiles, Apparel & Luxury Goods - 1.0%
NIKE, Inc. Class B	1,500	97,050
TOTAL CONSUMER DISCRETIONARY		1,036,930

CONSUMER STAPLES - 12.0%
Beverages - 6.2%
Coca-Cola Co. / The	4,600	247,020
Molson Coors Brewing Co. Class B	2,400	116,832
PepsiCo, Inc.	4,200	246,372
		610,224
Food & Staples Retailing - 2.0%
Wal-Mart Stores, Inc.	3,900	191,451
Food Products - 1.4%
Ralcorp Holdings, Inc. (a)	2,300	134,481
Household Products - 2.4%
Procter & Gamble Co. / The	4,100	237,472
TOTAL CONSUMER STAPLES		1,173,628

ENERGY - 7.9%
Energy Equipment & Services - 1.3%
Transocean Ltd. (a)	1,500	128,295
Oil, Gas & Consumable Fuels - 6.6%
Cameco Corp.	2,100	58,380
Devon Energy Corp.	2,800	188,524
Exxon Mobil Corp.	2,800	192,108
Occidental Petroleum Corp.	2,700	211,680
		650,692
TOTAL ENERGY		778,987

FINANCIALS - 8.2%
Capital Markets - 1.3%
Morgan Stanley	4,200	129,696
Consumer Finance - 1.8%
American Express Co.	5,200	176,280
Diversified Financial Services - 1.9%
Bank of America Corp.	4,000	67,680
JPMorgan Chase & Co.	2,700	118,314
		185,994
Insurance - 3.2%
Chubb Corp. / The	3,200	161,312
Prudential Financial, Inc.	3,000	149,730
		311,042
TOTAL FINANCIALS		803,012

HEALTH CARE - 9.7%
Health Care Equipment & Supplies - 1.9%
Medtronic, Inc.	5,000	184,000
Health Care Providers & Services - 0.3%
UnitedHealth Group, Inc.	1,200	30,048
Life Sciences Tools & Services - 1.9%
Thermo Fisher Scientific, Inc. (a)	4,200	183,414
Pharmaceuticals - 5.6%
Abbott Laboratories	2,600	128,622
Johnson & Johnson	4,600	280,094
Pfizer, Inc.	8,600	142,330
		551,046
TOTAL HEALTH CARE		948,508

INDUSTRIALS - 5.5%
Aerospace & Defense - 1.0%
Lockheed Martin Corp.	1,300	101,504
Industrial Conglomerates - 3.0%
3M Co.	2,600	191,880
Tyco International Ltd (a)	2,900	99,992
		291,872
Machinery - 1.5%
Caterpillar, Inc.	2,900	148,857
TOTAL INDUSTRIALS		542,233

INFORMATION TECHNOLOGY - 36.1%
Communications Equipment - 4.8%
Cisco Systems, Inc. (a)	13,500	317,790
QUALCOMM, Inc.	3,300	148,434
		466,224
Computers & Peripherals - 11.0%
Apple, Inc. (a)	1,350	250,249
Dell, Inc. (a)	13,700	209,062
Hewlett-Packard Co.	5,100	240,771
International Business Machines Corp.	3,200	382,752
		1,082,834
Internet Software & Services - 4.4%
eBay, Inc. (a)	8,300	195,963
Google, Inc. Class A (a)	470	233,050
		429,013
IT Services - 1.9%
Accenture PLC - Class A	5,100	190,077
Semiconductors & Semiconductor Equipment - 7.3%
Applied Materials, Inc.	14,700	196,980
Intel Corp.	12,000	234,840
Maxim Integrated Products, Inc.	10,600	192,284
Varian Semiconductor Equipment Associates, Inc. (a)	2,700	88,668
		712,772
Software - 6.7%
Microsoft Corp.	16,500	427,185
Oracle Corp.	10,800	225,072
		652,257
TOTAL INFORMATION TECHNOLOGY		3,533,177

MATERIALS - 6.9%
Chemicals - 3.2%
Air Products and Chemicals, Inc.	2,500	193,950
Celanese Corp. Class A	4,800	120,000
		313,950
Containers & Packaging - 1.8%
Ball Corp.	3,500	172,200
Metals & Mining - 1.9%
Freeport-McMoRan Copper & Gold, Inc.	2,700	185,247
TOTAL MATERIALS		671,397

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Verizon Communications, Inc.	1,700	51,459
TOTAL TELECOMMUNICATION SERVICES		51,459

Total Common Stocks (Cost $8,630,531)		$9,539,331

Money Market Funds - 1.8%	Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I	177,000	$177,000
Total Money Market Funds (Cost $177,000)		$177,000

Total Investments - 99.2% (Cost $8,807,531) (b)		$9,716,331
Other Assets in Excess of Liabilities - 0.8%		79,164
Net Assets - 100.0%		$9,795,495

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to Schedule of Investments.

The accompanying notes are an integral part of these schedule of investments.

Ohio National Fund, Inc.
Notes to Schedules of Investments	September 30, 2009 (Unaudited)

(1)	Organization

Ohio National Fund, Inc. (the "Fund") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund consists of twenty four separate investment portfolios (the “Portfolios”) that seek the following objectives and strategies:

■	Equity Portfolio - Long-term growth of capital by investing primarily in common stocks or other equity securities.

■	Money Market Portfolio - Maximum current income consistent with preservation of capital and liquidity by investing in high quality money market instruments.

■
Bond Portfolio - High level of income and opportunity for capital appreciation consistent with preservation of capital by investing primarily in intermediate-term and long-term fixed income securities.

■	Omni Portfolio - High level of long-term total return consistent with preservation of capital by investing in stocks, bonds, and money market instruments.

■	International Portfolio - Total return on assets by investing primarily in equity securities of foreign companies.

■
Capital Appreciation Portfolio - Long term capital growth by investing primarily in common stocks of established companies with either current or emerging earnings growth not fully appreciated or recognized by the market.

■	Millennium Portfolio - Maximum capital growth by investing primarily in common stocks of small sized companies.

■	International Small-Mid Company Portfolio - Long-term growth of capital by investing at least 80% of its assets in equity securities of foreign small and mid-cap companies.

■	Aggressive Growth Portfolio – Long-term capital growth by investing primarily in equity securities with attractive growth opportunities.

■
Small Cap Growth Portfolio - Long-term capital appreciation by investing in stocks of small companies with strong business franchises and competitive positions that generate rapidly rising earnings or profits.

■	Mid Cap Opportunity Portfolio - Long-term total return by investing primarily in equity securities focusing on mid-cap companies that offer potential for capital appreciation.

■	S&P 500® Index Portfolio - Total return that approximates the total return of the Standard & Poor's 500® Index.

■	Strategic Value Portfolio - Growth of capital and income by investing primarily in securities of high dividend yielding companies.

■
High Income Bond Portfolio - High current income by investing primarily in lower rated corporate debt obligations commonly referred to as "junk bonds". The Portfolio's investments are generally rated Baa or lower by Moody's, or BBB or lower by Standard & Poor’s or Fitch.

■	Capital Growth Portfolio – Long-term capital appreciation by investing in and actively managing equity securities of small cap growth companies.

■
Nasdaq-100® Index Portfolio - Long-term growth of capital by investing primarily in stocks that are included in the Nasdaq-100® Index. Unlike the other Portfolios of the Fund, the Nasdaq-100® Index Portfolio is a non-diversified portfolio for purposes of Section 5 (b)(1) of the 1940 Act.

■	Bristol Portfolio - Long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

■
Bryton Growth Portfolio - Long-term growth of capital by investing primarily in common stocks of growth-oriented U.S. companies smaller than the 500 largest publicly traded U.S. companies in terms of market capitalization.

■	U.S. Equity Portfolio – Capital appreciation with a secondary objective of capital preservation to provide long term growth by investing within under-priced sectors and industries.

■	Balanced Portfolio – Capital appreciation and income by investing within under-priced sectors and industries while maintaining a minimum of 25% of its assets in fixed income securities.

■	Income Opportunity Portfolio – Modest capital appreciation and maximization of realized gains by investing within under-priced industries.

■	Target VIP Portfolio – Above average total return by investing in the common stocks of companies which are identified by a model that applies separate uniquely specialized strategies.

■	Target Equity/Income Portfolio – Above average total return by adhering to a disciplined, quantitative investment process that incorporates two distinct strategy methodologies.

■	Bristol Growth Portfolio – Long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

Additional detail regarding portfolio-specific objectives, policies, and investment strategies is provided in the prospectus and Statement of Additional Information of Ohio National Fund, Inc.  There are no assurances these objectives will be met.  Each Portfolio, except the Nasdaq-100® Index Portfolio, is classified as diversified for purposes of Section 5 (b)(1) of the 1940 Act.

At present, the Fund sells its shares only to separate accounts of The Ohio National Life Insurance Company (“ONLIC”), Ohio National Life Assurance Corporation (“ONLAC”), and National Security Life and Annuity Company (“NSLA”) to support certain benefits under variable contracts issued by those entities.  In the future, Fund shares may be used for other purposes but, unless there is a change in applicable law, they will not be sold directly to the public.

Interest in each Portfolio is represented by a separate class of the Fund’s capital stock, par value $1.  Each share of a Portfolio participates equally in the Portfolio’s dividends, distributions, net assets, and voting matters.

The Fund is authorized to issue 350 million of its capital shares. These authorized shares have been allocated to specific Portfolios of the Fund as follows:

Portfolio	Authorized Shares	Portfolio	Authorized Shares
Equity	25,000,000	Strategic Value	10,000,000
Money Market	50,000,000	High Income Bond	15,000,000
Bond	20,000,000	Capital Growth	10,000,000
Omni	10,000,000	Nasdaq-100® Index	15,000,000
International	30,000,000	Bristol	15,000,000
Capital Appreciation	15,000,000	Bryton Growth	15,000,000
Millennium	10,000,000	U.S. Equity	10,000,000
International Small-Mid Company	10,000,000	Balanced	5,000,000
Aggressive Growth	10,000,000	Income Opportunity	5,000,000
Small Cap Growth	10,000,000	Target VIP	10,000,000
Mid Cap Opportunity	15,000,000	Target Equity/Income	10,000,000
S&P 500® Index	20,000,000	Bristol Growth	5,000,000

The Fund’s Board of Directors (the “Board”) periodically reallocates authorized shares among the Portfolios of the Fund as deemed necessary.

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund.  However, based on experience, the risk of loss to the Fund is expected to be remote.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

Investments are valued using pricing procedures approved by the Board.

All investments in the Money Market Portfolio are valued at amortized cost in accordance with Rule 2a-7 of the 1940 Act.  Should the short-term debt securities held in the Omni Portfolio maintain a dollar-weighted average maturity of 120 days or less and have no maturities greater than one year, such instruments will be valued at amortized cost. In all Portfolios of the Fund, fixed income instruments that mature in sixty days or less are consistently valued at amortized cost. Amortized cost valuation involves valuing a security at its cost initially and thereafter amortizing to maturity any discounts or premiums on the level-yield method, regardless of the impact of fluctuating market interest rates on the fair value of the security.  In these instances, amortized cost approximates fair value.

Investments, other than those securities aforementioned, are valued as follows:

Domestic equity securities that are traded on U.S. exchanges, with the exception of options, are valued at the last trade price reported by the primary exchange of each security (4:00 pm Eastern Time for normal trading sessions).  Option securities are currently valued on a composite close price basis.  Over-the-counter domestic equity securities are valued at the last trade price reported daily as of 4:00 pm Eastern Time (normal trading sessions).  Over-the-counter traded ADRs may be valued at an evaluated price based on the value of the underlying securities.  If a domestic equity security is not traded on a particular day, the mean between the bid and ask prices reported at 4:00 pm Eastern Time (normal trading sessions) by the primary exchange will generally be used for valuation purposes. The principal sources for market quotations are independent national pricing services that have been approved by the Board.

Fixed income securities that have a remaining maturity exceeding sixty days are generally valued at the mean between the daily close bid and ask prices, as provided by independent pricing services approved by the Board.

Repurchase agreements are valued at amortized cost, which approximates fair value.

Restricted securities, illiquid securities, or other investments for which market quotations are not readily available are valued at estimated fair market value using methods determined in good faith by the Fund’s Pricing Committee under the supervision of the Board.

Foreign equity securities are initially priced at the reported close price of the exchange on which a security is primarily traded.  Securities not traded on a particular day are valued at the mean between the last reported bid and ask quotes at daily close, or the last sale price when appropriate. The principal sources for market quotations are independent pricing services that have been approved by the Board.

Equity securities that are primarily traded on foreign exchanges, other than those in North or South America, are further subjected to fair valuation pricing procedures provided by an independent fair valuation service.  The service provides data that can be used to estimate the price of a foreign issue that would prevail in a liquid market given market information available daily at 4:00 pm Eastern Time (normal trading sessions). Multiple factors may be considered in performing this valuation, including an issue’s local close price, relevant general and sector indices, currency fluctuations, and pricing of related depository receipts, exchange traded funds, and futures. The assumptions selected by the Fund that are used in the valuation include a zero-basis trigger using the S&P 500 Index and a 75% confidence interval. These assumptions result in the performance of the pricing procedures each day there is a change in the S&P 500 Index from the time of local close to the U.S. market close for each individual security for which there is a fairly large degree of certainty that the local close price is not the liquid market price at the time of U.S. market close.  Backtesting analysis is performed on a quarterly basis to monitor the effectiveness of these procedures.  The testing is reviewed by management of the Fund as well as the Fund’s Board.  Prior results have indicated that the fair value procedures have been effective in reaching valuation objectives.

The differences between the aggregate cost and fair market values of investments are reflected as unrealized appreciation or unrealized depreciation.

Pricing inputs used in the Fund’s determination of its investment values are categorized according to a three-tier hierarchy framework.  The hierarchy is summarized in three broad levels:

Level 1:	Quoted prices in active markets for identical securities.
Level 2:	Other significant observable inputs, including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.
Level 3:	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of securities.

The following is a summary of the inputs used in valuing each of the Portfolio’s assets (liabilities) at fair value as of September 30, 2009:

Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
Equity	Equity Securities	$226,031,683	$—	$—
	Repurchase Agreements	—	4,024,178	—
		$226,031,683	$4,024,178	$—

Money Market *	Corporate Debt Securities	$—	$238,988,081	$—
	Money Market Funds	45,000,000	—	—
	U.S. Treasury Obligations	—	24,999,344	—
	U.S. Government Agency Issues	—	14,999,541	—
	Repurchase Agreements	—	18,000,000	—
		$45,000,000	$296,986,966	$—

Bond	Corporate Debt Securities	$—	$120,147,693	$—
	U.S. Treasury Obligations	—	5,961,570	—
	Money Market Funds	3,160,000	—	—
		$3,160,000	$126,109,263	$—

Omni	Equity Securities	$26,919,792	$—	$—
	Corporate Debt Securities	—	11,209,168	—
	Money Market Funds	2,559,000	—	—
		$29,478,792	$11,209,168	$—

International	Equity Securities - Common Stocks and Warrants	$31,777,291	$177,406,041	$—
	Equity Securities - Exchange Traded Funds	5,563,214	—	—
		$37,340,505	$177,406,041	$—

	Foreign currency exchange contracts	$895,227	$—	$—

Capital Appreciation	Equity Securities	$117,123,953	$2,359,744	$—
	Money Market Funds	4,885,000	—	—
		$122,008,953	$2,359,744	$—

Millennium	Equity Securities	$96,448,909	$—	$—
	Money Market Funds	3,419,000	—	—
		$99,867,909	$—	$—

International Small-Mid Company	Equity Securities - Common Stocks	$11,251,629	$52,732,374	$—
	Equity Securities - Exchange Traded Funds	611,665	—	—
	Repurchase Agreements	—	2,271,771	—
		$11,863,294	$55,004,145	$—

Aggressive Growth	Equity Securities	$20,169,659	$3,752,099	$—
	Money Market Funds	1,964,000	—	—
		$22,133,659	$3,752,099	$—

Small Cap Growth	Equity Securities	$20,484,104	$261,149	$—
	Money Market Funds	322,000	—	—
		$20,806,104	$261,149	$—

Mid Cap Opportunity	Equity Securities	$50,604,867	$—	$—
	Money Market Funds	4,509,000	—	—
		$55,113,867	$—	$—

S&P 500® Index	Equity Securities - Common Stocks	$148,844,335	$—	$—
	Equity Securities - Exchange Traded Funds	3,771,131	—	—
		$152,615,466	$—	$—

Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
Strategic Value	Equity Securities	$13,249,370	$2,994,020	$—
	Money Market Funds	288,000	—	—
		$13,537,370	$2,994,020	$—

High Income Bond	Corporate Debt Securities	$—	$141,941,982	$423
	Equity Securities - Preferred Stocks	—	201,231	—
	Equity Securities - Common Stocks and Warrants	7,087	—	—
	Money Market Funds	2,510,000	—	—
		$2,517,087	$142,143,213	$423

Capital Growth	Equity Securities	$35,694,279	$—	$—
		$35,694,279	$—	$—

Nasdaq-100® Index	Equity Securities - Common Stocks	$42,809,179	$—	$—
	Equity Securities - Exchange Traded Funds	1,130,821	—	—
	Corporate Debt Securities	—	53,000	—
		$43,940,000	$53,000	$—

Bristol	Equity Securities	$126,421,428	$—	$—
	Money Market Funds	3,461,000	—	—
		$129,882,428	$—	$—

Bryton Growth	Equity Securities	$97,501,478	$—	$—
	Money Market Funds	4,471,000	—	—
		$101,972,478	$—	$—

U.S. Equity	Equity Securities	$14,023,169	$—	$—
	Money Market Funds	589,000	—	—
		$14,612,169	$—	$—

Balanced	Equity Securities	$7,383,065	$—	$—
	Corporate Debt Securities	—	4,373,761	—
	U.S. Government Agency Issues	—	257,634	—
	Money Market Funds	449,000	—	—
		$7,832,065	$4,631,395	$—

Income Opportunity	Equity Securities	$5,859,968	$—	$—
	Money Market Funds	831,000	—	—
		$6,690,968	$—	$—

	Outstanding Written Options	$(164,280)	$—	$—

Target VIP	Equity Securities	$19,719,646	$—	$—
		$19,719,646	$—	$—

Target Equity/Income	Equity Securities	$23,523,625	$—	$—
		$23,523,625	$—	$—

Bristol Growth	Equity Securities	$9,539,331	$—	$—
	Money Market Funds	177,000	—	—
		$9,716,331	$—	$—

__________________________________________________________________________________
* At September 30, 2009, the Money Market Portfolio's investments, with the exception of money market funds, were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are considered to be valued using Level 2 inputs.

Below is a reconciliation that details the activity of securities in Level 3 from January 1, 2009 to September 30, 2009:

High Income Bond
(Corporate Debt Securities)
Beginning Balance - December 31, 2008	$341,503
Total gains or losses (realized/unrealized):
Included in earnings (or changes in net assets)	(199,672)
Purchases, issuances, and settlements	—
Transfers in and/or out of Level 3	(141,408)
Ending Balance – September 30, 2009	$423

The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	$(11)

Foreign Securities and Currency

The books and records of all the Portfolios are maintained in U.S. dollars. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates provided by an independent source.  These exchange rates are currently determined daily, at 4:00 pm Eastern Time for normal trading sessions.  Purchases and sales of foreign-denominated investments are recorded at rates of exchange prevailing on the respective dates of such transactions.

The Fund may not fully isolate that portion of the results of operations resulting from changes in foreign exchange rates from fluctuations arising from changes in market prices on foreign currency-denominated investments.  However, for tax purposes, the Fund does fully isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of such investments to the extent required by Federal income tax regulations.

All Portfolios of the Fund, other than the Target VIP and Target Equity/Income Portfolios, may invest in securities of foreign issuers, although foreign securities purchased by the Money Market Portfolio must be denominated in U.S. dollars and held in custody in the United States of America.  The International and International Small-Mid Company Portfolios may be invested entirely in foreign securities. Investments in securities of foreign issuers, including investments in foreign companies through the use of depository receipts, carry certain risks not ordinarily associated with investments in securities of domestic issuers.  Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions.  In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect capital investment within those countries.

Repurchase Agreements

The Portfolios routinely acquire repurchase agreements from member banks of the Federal Reserve System which are deemed creditworthy under guidelines approved by the Board, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The maturities of these instruments vary from overnight to one week.  The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the Portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest).  Securities subject to repurchase agreements are held by the Portfolio’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.  In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Restricted and Illiquid Securities

Restricted securities are those securities purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (“the 1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. 144A securities are issued by corporations without registration in reliance on 1933 Act provisions allowing for the private resale of unregistered securities to qualified institutional buyers. Section 4(2) commercial paper is issued pursuant to Section 4(2) of the 1933 Act which exempts an issue from registration. This paper may be used to finance non-current transactions, such as acquisitions, stock repurchase programs, and other long-term assets.  Investments by a portfolio in Rule 144A and Section 4(2) securities could have the effect of decreasing the liquidity of a portfolio during any period in which qualified institutional investors were no longer interested in purchasing these securities.

Typically, the restricted securities noted above are not considered illiquid.  The criteria used to determine if a restricted security is illiquid includes frequency of trades and quotes, available dealers willing to make transactions, availability of market makers in the security, and the nature of the security and its trades. The Money Market, Bond, and Omni Portfolios may invest up to 10% of assets in illiquid securities.  Each of the other Portfolios of the Fund may invest up to 15% of its assets in illiquid securities.

When-issued Securities

The Portfolios may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios may hold liquid assets as collateral that is deemed to be sufficient to cover the purchase price.

Borrowing and Securities Lending

Certain Portfolios in the Fund are allowed to borrow for investment purposes.  Borrowings would generally be unsecured, except to the extent the Portfolios enter into reverse repurchase agreements.  The 1940 Act requires the Portfolios to maintain continuous asset coverage equal to three times the amount borrowed.  No borrowings were conducted by any of the Fund’s Portfolios during the nine-month period ended September 30, 2009.

All Portfolios, with the exception of the Money Market Portfolio, are able to lend securities if the loan is adequately secured, is immediately callable and allows for all interest and dividend payments; and the aggregate value of securities loaned does not exceed one third of the total assets.  There were no securities lent by any of the Portfolios during the nine-month period ended September 30, 2009.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are accounted for on a trade date basis.  For purposes of executing separate account shareholder transactions in the normal course of business, however, the Fund’s investment transactions are recorded no later than the first calculation on the first business day following the trade date in accordance with Rule 2a-4 of the 1940 Act.  Accordingly, differences between the net asset values for financial reporting and for executing separate account shareholder transactions may arise.  Dividend income is recognized on the ex-dividend date, except in the case of those Portfolios holding foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Fund’s information agents become aware of such dividends.  Interest income is accrued daily as earned and includes the amortization of premium and accretion of discount. Net realized gain or loss on investments and foreign exchange transactions are determined using the specific identification method.

Distributions to Shareholders and Federal Taxes

Net investment income of the Money Market Portfolio is declared and paid daily as a dividend to shareholders immediately before the computation of the net asset value of Money Market Portfolio shares. Dividends are automatically reinvested in additional Money Market Portfolio shares at the net asset value immediately following such computation. Distributions arising from net investment income and net capital gains from the remaining Portfolios are declared and paid to shareholders periodically as required for each of the Portfolios to continue to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code.  The Fund, excluding the Money Market Portfolio, may also satisfy its distribution requirements by using consent dividends rather than cash dividends.  The Fund has the intent to continue to comply with tax provisions pertaining to regulated investment companies and make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.  As such, no provisions for Federal income or excise taxes have been recorded.

The character of income and realized capital gains distributions are determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains for financial reporting purposes.  These “book/tax” differences are either considered temporary or permanent in nature.  To the extent these differences are permanent in nature they are reclassified within the composition of net assets; temporary differences do not require such reclassification.  Distributions to shareholders that exceed taxable income and net taxable realized gains are reported as return of capital distributions.

The Fund and its tax agent, U.S. Bancorp Fund Services, LLC, perform an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e. greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-than-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of the evaluation included a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal tax and the state of Maryland (i.e. the last 4 tax year ends and the interim tax period since then).

Expense Allocation

Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses that cannot be directly attributed to a Portfolio are allocated among all the benefited Portfolios on a basis of relative net assets or other appropriate method.

Foreign Withholding Taxes

Certain Portfolios in the Fund may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries.  Such taxes are generally based on income earned.  These Portfolios accrue such taxes as the related income is earned.

3)	Federal Income Tax Information

Cost basis for Federal income tax purposes may differ from the cost basis for financial reporting purposes.  The table below details the unrealized appreciation (depreciation) and aggregate cost of securities at September 30, 2009 for Federal income tax purposes.

	Equity	Bond	Omni	International	Capital Appreciation	Millennium
Gross unrealized:
Appreciation	$47,867,931	$5,237,185	$4,765,592	$55,755,840	$15,911,710	$12,278,276
Depreciation	(59,628,500)	(1,565,828)	(1,824,820)	(6,118,515)	(7,934,866)	(2,508,265)
Net unrealized:
Appreciation (depreciation)	$(11,760,569)	$3,671,357	$2,940,772	$49,637,326	$7,976,844	$9,770,011
Aggregate cost of securities:	$241,816,430	$125,597,906	$37,747,188	$165,109,220	$116,391,853	$90,097,898

	International Small-Mid Company	Aggressive Growth	Small Cap Growth	Mid Cap Opportunity	S&P 500® Index	Strategic Value
Gross unrealized:
Appreciation	$17,889,388	$3,973,128	$3,243,993	$10,283,144	$25,963,055	$769,420
Depreciation	(2,048,687)	(2,073,042)	(3,125,852)	(6,539,238)	(31,671,063)	(1,714,954)
Net unrealized:
Appreciation (depreciation)	$15,840,701	$1,900,086	$118,141	$3,743,906	$(5,708,008)	$(945,534)
Aggregate cost of securities:	$51,026,738	$23,985,672	$20,949,112	$51,369,961	$158,323,474	$17,476,924

	High Income Bond	Capital Growth	Nasdaq-100® Index	Bristol	Bryton Growth	U.S. Equity
Gross unrealized:
Appreciation	$7,245,551	$7,462,802	$8,811,602	$19,245,638	$17,329,941	$2,639,816
Depreciation	(10,221,591)	(1,971,080)	(4,321,592)	(5,500,577)	(4,688,931)	(465,904)
Net unrealized:
Appreciation (depreciation)	$(2,976,040)	$5,491,722	$4,490,010	$13,745,061	$12,641,010	$2,173,912
Aggregate cost of securities:	$147,636,763	$30,202,557	$39,502,990	$116,137,367	$89,331,468	$12,438,257

	Balanced	Income Opportunity	Target VIP	Target Equity/Income	Bristol Growth
Gross unrealized:
Appreciation	$1,152,215	$1,061,165	$2,136,205	$2,054,198	$994,313
Depreciation	(354,683)	(52,974)	(1,410,161)	(2,199,578)	(331,277)
Net unrealized:
Appreciation (depreciation)	$797,532	$1,008,191	$726,044	$(145,380)	$663,036
Aggregate cost of securities:	$11,665,928	$5,715,707	$18,993,602	$23,669,005	$9,053,295

(4)	Financial Instruments

The Fund’s Portfolios may trade in financial instruments with off-balance sheet risk for hedging purposes or, otherwise, in accordance with stated investing objectives.  These financial instruments may include options, futures, and foreign currency contracts that may involve, to a varying degree, elements of risk in excess of the amounts recognized on financial statements.

Options

Each Portfolio, other than the Money Market Portfolio, for hedging purposes, may (a) write call options traded on a registered national securities exchange if such Portfolio owns the underlying securities subject to such options, and purchase call options for the purpose of closing out positions it has written, (b) purchase put options on securities owned, and sell such options in order to close its positions in put options, (c) purchase and sell financial futures and options thereon, and (d) purchase and sell financial index options; provided, however, that no option or futures contract shall be purchased or sold if, as a result, more than one-third of the total assets of the Portfolio would be hedged by options or futures contracts, and no more than 5% of any Portfolio's total assets, at fair value, may be used for premiums on open options and initial margin deposits on futures contracts. The S&P 500® Index and Income Opportunity Portfolios are not subject to the above limitations, as these Portfolios may engage in the purchase or selling of put or call options in accordance with those Portfolios’ stated investment objectives. The Portfolios making use of options bear the market risk of an unfavorable change in the price of securities or indices underlying the options and, for purchase options, are subject to the risk that the options will expire before being exercised.  A further risk associated with investing in options is that there may not be enough buyers and sellers in the market to permit a Portfolio to close a position. To limit the risk, a Portfolio will invest only where there is an established market.

When a Portfolio writes a put or call option, an amount equal to the premium received is included on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. Such liability is subject to off balance sheet risks to the extent of any future increases in market value of the written options. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, a gain or loss is realized.  If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. When a Portfolio purchases a put or call option, an amount equal to the premium paid is included on the Portfolio’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Portfolio enters into a closing sale transaction, a gain or loss is realized. If a Portfolio exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Portfolio exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Portfolio exercises a put option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index.

The Income Opportunity Portfolio’s written options are collateralized by cash and/or securities held with the Portfolio’s prime broker and in a segregated account at the Portfolio’s custodian. Such collateral for the Portfolio is restricted from use. The cash collateral or borrowings from the prime broker, if necessary, are included on the Statement of Assets and Liabilities. The securities pledged as collateral are noted as such on the Portfolio’s Schedule of Investments.  Written and purchased options are non-income producing securities.

Futures Contracts

Each Portfolio, other than the Money Market Portfolio may, for hedging purposes, purchase and sell financial futures contracts. Futures contracts are used for the purpose of hedging its existing Portfolio securities, or securities that the Portfolio intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, a Portfolio is required to pledge to the broker an amount of cash, commercial paper, or receivables for securities sold equal to a percentage of the contract amount, known as the initial margin deposit. Subsequent payments, known as "variation margin", are made or received by the Portfolios each day, depending on the daily fluctuations in the fair value of the underlying security. The Portfolios recognize unrealized appreciation/depreciation equal to the daily variation margin. When the contracts are closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed.

Should market conditions move unexpectedly, the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts interest rates, and the underlying hedged assets.  A further risk associated with investing in futures contracts is that there may not be enough buyers and sellers in the market to permit a Portfolio to close a position when it wants to do so. To limit the risk, a Portfolio will invest only where there is an established market.  The S&P 500® Index Portfolio may purchase or sell stock index futures contracts and the Nasdaq-100® Index Portfolio may purchase or sell derivative securities designed to replicate the Nasdaq-100® Index in accordance with their stated investment objectives.

For the nine-month period ended September 30, 2009, there were no futures contracts executed in the Fund’s Portfolios.

Foreign Currency Contracts

In order to hedge against changes in the exchange rates of foreign currencies in relation to the U.S. dollar, each Portfolio, other than the Money Market Portfolio, may engage in forward foreign currency exchange contracts.  A forward foreign currency contract involves an obligation to purchase or sell a foreign currency at a future date, at a negotiated rate. The market value of a foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. With respect to sales of currency exchange contracts, a Portfolio would incur a realized loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. A Portfolio incurs a realized gain if the value of the contract decreases between those dates. With respect to purchases of currency exchange contracts, a Portfolio would incur a realized loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.

The use of foreign currency contracts might not successfully protect a Portfolio against a loss resulting from the movements of foreign currency in relation to the U.S. dollar and does not eliminate fluctuations in the prices of other currencies or securities.  A Portfolio is also exposed to credit risk associated with counterparty nonperformance on these currency exchange contracts, which is typically limited to the unrealized gain on each open contract.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Ohio National Fund, Inc.

By (Signature and Title)    /s/ John J. Palmer
John J. Palmer
President and Director

Date    November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ John J. Palmer
John J. Palmer
President and Director

Date    November 19, 2009

By (Signature and Title)    /s/ R. Todd Brockman
R. Todd Brockman
Treasurer

Date    November 19, 2009